UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03752

THE MANAGERS FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end:	DECEMBER 31

Date of reporting period:	JANUARY 1, 2011 – JUNE 30, 2011 (Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

Managers Funds

June 30, 2011

Managers International Equity Fund

Managers Emerging Markets Equity Fund

Managers Global Bond Fund

The Managers Funds

Semi-Annual Report — June 30, 2011 (unaudited)

TABLE OF CONTENTS	Page

ABOUT YOUR FUND’S EXPENSES	1

FUND PERFORMANCE	2

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

Managers International Equity Fund	3

Managers Emerging Markets Equity Fund	8

Managers Global Bond Fund	13

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	19

FINANCIAL STATEMENTS:

Statements of Assets and Liabilities	24
Funds’ balance sheet, net asset value (NAV) per share computations and cumulative undistributed amounts

Statements of Operations	25
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the period

Statements of Changes in Net Assets	26
Detail of changes in Fund assets for the past two periods

FINANCIAL HIGHLIGHTS	28
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	30
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENTS	36

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution

(12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2011	Expense Ratio for the Period	Beginning Account Value 01/01/2011	Ending Account Value 06/30/2011	Expenses Paid During the Period*
Managers International Equity Fund
Based on Actual Fund Return	1.39%	$1,000	$1,047	$7.05
Based on Hypothetical 5% Annual Return	1.39%	$1,000	$1,018	$6.95
Managers Emerging Markets Equity Fund
Based on Actual Fund Return	1.74%	$1,000	$1,006	$8.65
Based on Hypothetical 5% Annual Return	1.74%	$1,000	$1,016	$8.70
Managers Global Bond Fund
Based on Actual Fund Return	1.10%	$1,000	$1,050	$5.59
Based on Hypothetical 5% Annual Return	1.10%	$1,000	$1,019	$5.51

*  Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

1

Managers Funds Performance All periods ended June 30, 2011 (unaudited)

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods.

	Average Annual Total Returns[1]
The Managers Funds	Six Months	One Year	Five Years	Ten Years	Inception Date
Managers International Equity Fund[2,3]	4.66%	28.23%	(0.58)%	3.55%	12/31/1985
MSCI EAFE Index® [6]	4.98%	30.36%	1.48%	5.66%
Managers Emerging Markets Equity Fund[2,4]	0.58%	24.93%	7.41%	13.40%	2/9/1998
MSCI Emerging Markets Index® [7]	0.88%	27.80%	11.42%	16.20%
Managers Global Bond Fund[2,3,5]	4.97%	13.31%	7.18%	8.32%	3/25/1994
Barclays Capital Global Aggregate Bond Index[8]	4.38%	10.51%	7.10%	7.41%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call 800.835.3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member FINRA.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2011. All returns are in U.S. dollars($).

[2]	Fund for which, from time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]

Investments in foreign securities are subject to additional risks such as changing market conditions, economic and political instability, and currency exchange rate fluctuations. The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar security when converted back to U.S. Dollars.

[4]

The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets. The Fund is also subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar security when converted back to U.S. Dollars.

[5]

Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed-income securities to fall. The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors.

[6]

The MSCI EAFE Index® (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EAFE Index® consists of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. Unlike the Fund, the MSCI EAFE Index® is unmanaged, is not available for investment, and does not incur expenses. All MSCI data is provided “as is.” The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

[7]

The MSCI Emerging Markets Index® is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. Unlike the Fund, the Index is unmanaged, is not available for investment, and does not incur expenses. All MSCI data is provided “as is.” The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates, or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

[8]

The Barclays Capital Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The Index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities, and USD investment grade 144A securities. Unlike the Fund, the Barclays Capital Global Aggregate Bond Index is unmanaged, is not available for investment, and does not incur fees.

Not FDIC insured, nor bank guaranteed. May lose value.

2

Managers International Equity Fund Fund Snapshots June 30, 2011 (unaudited)

Portfolio Breakdown

Industry	Managers International Equity Fund**	MSCI EAFE Index®
Financials	25.0%	23.5%
Consumer Discretionary	14.0%	10.5%
Materials	11.3%	11.3%
Industrials	10.2%	12.8%
Energy	9.7%	8.1%
Health Care	6.5%	8.7%
Consumer Staples	6.4%	10.2%
Information Technology	5.7%	4.7%
Telecommunication Services	5.1%	5.5%
Utilities	2.8%	4.7%
Other Equities	0.9%	0.0%
Participatory Note	0.3%	0.0%
Other Assets and Liabilities	2.1%	0.0%

** As a percentage of net assets

Top Ten Holdings
Security Name		Percentage of Net Assets
Novartis AG*		1.9%
ING Groep N.V.		1.7
Siemens AG*		1.5
Rio Tinto PLC		1.4
Royal Dutch Shell PLC, Class A		1.4
Vodafone Group PLC*		1.3
AstraZeneca PLC*		1.2
Gazprom OAO, Sponsored ADR		1.2
Prudential PLC*		1.2
Syngenta AG		1.2

Top Ten as a Group		14.0%

*	Top Ten Holding at December 31, 2010

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

3

Managers International Equity Fund Fund Snapshots (continued)

Summary of Investments by Country

Country	Managers International Equity Fund*	MSCI EAFE Index®
Australia	1.8%	8.6%
Austria	0.0%	0.3%
Belgium	0.8%	1.0%
Bermuda	0.0%	0.4%
Brazil	3.5%	0.0%
Canada	4.8%	0.0%
Cayman Islands	0.0%	0.2%
China	1.4%	0.0%
Denmark	0.0%	1.1%
Finland	0.0%	1.0%
France	8.5%	9.9%
Germany	7.9%	9.0%
Greece	0.0%	0.2%
Hong Kong	5.4%	2.3%
India	0.9%	0.0%
Ireland	0.0%	0.3%
Israel	0.6%	0.7%
Italy	1.4%	2.7%
Japan	18.4%	20.0%
Jersey, Channel Islands	0.0%	0.7%
Luxembourg	0.7%	0.6%
Netherlands	5.7%	2.7%
New Zealand	0.0%	0.1%
Norway	0.5%	0.7%
Portugal	0.3%	0.2%
Russia	1.4%	0.0%
Singapore	1.4%	1.5%
South Africa	0.9%	0.0%
South Korea	2.2%	0.0%
Spain	1.1%	3.6%
Supranational & Other	0.2%	0.2%
Sweden	1.0%	3.1%
Switzerland	7.9%	8.3%
Thailand	1.8%	0.0%
Turkey	0.1%	0.0%
United Kingdom	15.4%	20.5%
United States	4.0%	0.1%

	100.0%	100.0%

*	As a percentage of total market value on June 30, 2011

4

Managers International Equity Fund Schedule of Portfolio Investments June 30, 2011 (unaudited)

	Shares		Value
Common Stocks - 96.7%
Consumer Discretionary - 14.0%
adidas-Salomon AG (Germany)	6,629		$525,561
Bridgestone Corp. (Japan)	42,200		972,310
Compagnie Financiere Richemont SA (Switzerland)	6,804		445,887
Compass Group PLC (United Kingdom)	69,666		671,732
Cyrela Brazil Realty, S.A. (Brazil)	23,800		227,531
Daimler AG (Germany)	9,083		684,967
Esprit Holdings, Ltd. (Hong Kong)	61,647		192,616
GKN PLC (United Kingdom)	230,497		859,360
LG Electronics, Inc. (South Korea)	3,370		262,762
Magna International, Inc. (Canada)	10,700		578,573
Mazda Motor (Japan)*	4,000		10,541
New World Department Store China, Ltd. (Hong Kong)	16,000		12,603
Nissan Motor Co., Ltd. (Japan)	76,600		805,006
Parkson Retail Group, Ltd. (China)	32,500	[2]	47,694
Pearson PLC (United Kingdom)	48,056		909,091
Persimmon PLC (United Kingdom)	50,600		392,033
Renault SA (France)	12,800		759,433
Sekisui House, Ltd. (Japan)	44,000		409,688
SES SA (Luxembourg)	23,651		664,402
Sharp Corp. (Japan)	56,000	[2]	511,058
SJM Holdings, Ltd. (Hong Kong)	226,000		537,627
Sony Corp. (Japan)	29,500		778,365
Sumitomo Rubber Industries, Ltd. (Japan)	17,300		209,349
Suzuki Motor Co., Ltd. (Japan)	17,200		387,715
Toyota Motor Corp. (Japan)	17,200		708,282
Vivendi Universal SA (France)	34,726		967,922
Total Consumer Discretionary			13,532,108
Consumer Staples - 6.4%
British American Tobacco PLC (United Kingdom)	8,771		384,624
Delhaize Group (Belgium)	4,993		374,655
Groupe Danone SA (France)	6,271		468,153
Heineken N.V. (Netherlands)	10,875		654,537
Henkel AG & Co., KGaA (Germany)	6,702		466,047
Imperial Tobacco Group PLC (United Kingdom)	10,003		333,026
Japan Tobacco, Inc. (Japan)	227		876,235
Kirin Brewery Co., Ltd. (Japan)	42,000	[2]	585,519
Metro AG (Germany)	3,348		202,749

	Shares		Value
Nestle SA, Registered (Switzerland)	3,333		$207,408
SABMiller PLC (United Kingdom)	8,162		297,918
Seven & i Holdings Co., Ltd. (Japan)	13,300		357,690
Tate & Lyle PLC (United Kingdom)	37,235		368,276
Tingyi Cayman Islands Holding Corp. (China)	10,000		30,959
Unilever PLC (United Kingdom)	12,500		403,327
Uni-President Enterprises Corp. (Taiwan)	138,706		201,486
Total Consumer Staples			6,212,609
Energy - 9.7%
Cairn Energy PLC (United Kingdom)*	51,455		343,151
Canadian Natural Resources, Ltd. (Canada)	12,200		511,427
Cenovus Energy, Inc. (Canada)	13,868		523,402
China Shenhua Energy Co., Ltd. (China)	118,000		565,447
EnCana Corp. (Canada)	7,268	[2]	224,419
Gazprom OAO, Sponsored ADR (Russia)*	79,315		1,157,836
INPEX Corp. (Japan)	71		524,916
Lukoil OAO, Sponsored ADR (Russia)	3,688		234,935
Nexen, Inc. (Canada)	27,360		616,731
Petrofac, Ltd. (United Kingdom)	25,462		619,161
Petroleo Brasileiro, S.A., ADR (Brazil)	8,425		258,479
Petroleo Brasileiro, S.A., Sponsored ADR (Brazil)	7,000		237,020
Royal Dutch Shell PLC, Class A (Netherlands)	36,984		1,313,262
Royal Dutch Shell PLC, Class B (Netherlands)	26,142		932,906
Suncor Energy, Inc. (Canada)	11,800		462,481
Technip-Coflexip, ADR (France)	4,828		517,524
Woodside Petroleum, Ltd. (Australia)	6,600		291,172
Total Energy			9,334,269
Financials - 25.0%
Aegon (Netherlands)*	75,100		511,736
AIA Group, Ltd. (Hong Kong)*	252,800		880,004
Allianz SE (Germany)	6,400		892,465
Banco do Brasil, S.A. (Brazil)	22,200		395,735
Banco Santander, S.A. (Brazil)	23,100		268,056
Bank of East Asia, Ltd. (Hong Kong)	32,490		133,761
Bank of Yokohama, Ltd., The (Japan)	84,000		419,920
Barclays PLC (United Kingdom)	115,268		472,872
BNP Paribas SA (France)	7,650		589,887
CapitaLand, Ltd. (Singapore)	128,500		305,269
CapitaMalls Asia, Ltd. (Singapore)	74,000		88,845
Cathay Financial Holding Co., Ltd. (Taiwan)	121,415		188,432

The accompanying notes are an integral part of these financial statements.

5

Managers International Equity Fund Schedule of Portfolio Investments (continued)

	Shares		Value
Financials - 25.0% (continued)
China Life Insurance Co., Ltd. (China)	37,000		$127,751
China Minsheng Banking Corp., Ltd. (China)	29,100		26,911
China Overseas Land & Investment, Ltd. (Hong Kong)	360,189	[2]	774,872
Chinatrust Financial Holding Co., Ltd. (Taiwan)	236,007		206,098
Chuo Mitsui Trust Holdings, Inc. (Japan)	34,760		120,990
Credit Suisse Group AG (Switzerland)*	14,291		556,952
Dai-ichi Mutual Life Insurance Co., The (Japan)	406		569,349
Daiwa House Industry Co., Ltd. (Japan)	19,000		239,755
Daiwa Securities Group, Inc. (Japan)	17,000		74,900
DBS Group Holdings, Ltd. (Singapore)	36,500		436,623
Deutsche Boerse AG (Germany)	2,961		224,829
DnB Holding ASA (Norway)	33,800		470,885
Evergrande Real Estate Group, Ltd. (China)	174,000	[2]	113,947
Hana Financial Group, Inc. (South Korea)	7,000		245,629
Hang Lung Group, Ltd. (Hong Kong)	4,900		31,113
Hang Lung Properties, Ltd. (Hong Kong)	30,000		123,349
HDFC Bank, Ltd. (India)	9,495		536,314
Henderson Land Development Co., Ltd. (Hong Kong)	64,000		413,859
Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)	38,500		810,689
HSBC Holdings PLC (United Kingdom)	87,310		865,658
Industrial and Commercial Bank of China, Ltd., Class H (China)	221,915		169,265
ING Groep N.V. (Netherlands)*	134,180		1,653,579
Itau Unibanco Holding, S.A. (Brazil)	17,263		400,313
KB Financial Group, Inc. (South Korea)	6,725		319,693
KBC Bank & Insurance Group, Inc. (Belgium)	10,400		408,088
Lloyds TSB Group PLC (United Kingdom)*	662,800		520,852
Mitsubishi Estate Co., Ltd. (Japan)	37,000		649,348
Mitsubishi Tokyo Financial Group, Inc. (Japan)	181,700		885,485
Mitsui Fudosan Co., Ltd. (Japan)	14,000		241,121
Muenchener Rueckversicherungs AG (Germany)	2,600		396,906
National Australia Bank, Ltd. (Australia)	24,800		685,655
Nomura Holdings, Inc. (Japan)	44,000		217,126
Oversea-Chinese Banking Corp., Ltd. (Singapore)	69,000		527,046
Prudential PLC (United Kingdom)	99,329		1,146,937
Societe Generale (France)	18,295		1,083,547
Standard Chartered PLC (United Kingdom)	17,235		452,725
Sumitomo Mitsui Financial Group, Inc. (Japan)	11,000		339,182

	Shares		Value
Sumitomo Realty & Development Co., Ltd. (Japan)	12,000		$268,196
Sun Hung Kai Properties, Ltd. (Hong Kong)	28,000		409,292
Swiss Re, Ltd. (Switzerland)	2,700		151,611
T&D Holdings, Inc. (Japan)	5,900		140,433
Turkiye Is Bankasi A.S. (Isbank) (Turkey)	37,900		116,330
UniCredito Italiano S.p.A. (Italy)	239,075		506,057
Zurich Financial Services AG (Switzerland)*	1,332		337,049
Total Financials			24,143,291
Health Care - 6.5%
Actelion, Ltd. (Switzerland)*	7,031		346,936
AstraZeneca PLC (United Kingdom)	23,500		1,174,564
Fresenius Medical Care AG (Germany)	5,558		415,713
GlaxoSmithKline PLC (United Kingdom)	19,244		412,482
Lonza Group AG (Switzerland)*	1,722		134,907
Mindray Medical International, Ltd., Sponsored ADR (China)*	10,700	[2]	300,135
Novartis AG (Switzerland)	30,691		1,880,962
Roche Holding AG (Switzerland)	3,000		502,262
Sanofi-Aventis SA (France)	11,183		899,573
Teva Pharmaceutical Industries, Ltd., Sponsored ADR (Israel)	4,700		226,634
Total Health Care			6,294,168
Industrials - 10.2%
ABB, Ltd. (Switzerland)*	26,719		694,221
ABB, Ltd., ADR (Switzerland)*	24,330		628,654
Asahi Glass Co., Ltd. (Japan)	44,000	[2]	514,900
Atlas Copco AB (Sweden)	17,394		458,094
BAE Systems PLC (United Kingdom)	100,900		516,172
Bouygues (France)	19,700		866,296
China Merchants Holdings International Co., Ltd. (Hong Kong)	112,000		434,598
FANUC, Ltd. (Japan)	3,300		551,836
Far Eastern New Century Corp. (Taiwan)	128,318		200,603
HOCHTIEF AG (Germany)	633		52,895
Kajima Corp. (Japan)	28,000		80,329
Mitsubishi Corp. (Japan)	13,600		339,699
Mitsubishi Heavy Industries., Ltd. (Japan)	64,700		304,234
Mitsui & Co., Ltd. (Japan)	32,700		565,387
Safran SA (France)	10,036		428,247
Schneider Electric SA (France)	3,767		628,987
Shimizu Corp. (Japan)	22,000		91,687
Siemens AG (Germany)	10,397		1,428,773
Sumitomo Electric Industries, Ltd. (Japan)	41,000		598,011

The accompanying notes are an integral part of these financial statements.
6

Managers International Equity Fund Schedule of Portfolio Investments (continued)

	Shares		Value
Industrials - 10.2% (continued)
Tostem Inax Holding Corp. (Japan)	9,100		$234,716
Yamato Transport Co., Ltd. (Japan)	11,800		185,623
Total Industrials			9,803,962
Information Technology - 5.7%
AIXTRON AG (Germany)	12,986	[2]	443,234
AU Optronics Corp., Sponsored ADR (Taiwan)*	46,453		319,597
Autonomy Corp., PLC (United Kingdom)*	7,747		212,207
Check Point Software Technologies, Ltd. (Israel)*	6,500		369,525
Companhia Brasileira de Meios de Pagamentos (Brazil)	4,220		104,645
Ericsson (LM), Class B (Sweden)	35,870		516,367
Fujitsu, Ltd. (Japan)	64,000		365,817
Gemalto N.V. (Netherlands)	10,946	[2]	522,737
LG Display Co., Ltd. (South Korea)	6,700		187,008
Redecard, S.A. (Brazil)	9,200		137,943
Samsung Electronics Co., Ltd. (South Korea)	850		660,645
Samsung Electronics Co., Ltd., GDR (South Korea) (a)	1,132		439,334
SAP AG (Germany)	4,270		258,884
Sumco Corp. (Japan)*	9,000		152,374
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	33,720	[2]	425,209
Toshiba Corp. (Japan)	73,000		384,881
Total Information Technology			5,500,407
Materials - 11.3%
Air Liquide SA (France)	6,878		985,649
Anglo American PLC (United Kingdom)	10,178		504,769
Barrick Gold Corp. (Canada)	9,986		453,406
Gold Fields, Ltd. (South Africa)	21,763		319,203
Goldcorp, Inc. (Canada)	13,800		667,500
Harmony Gold Mining Co., Ltd. (South Africa)	25,458		336,562
Impala Platinum Holdings, Ltd. (South Africa)	6,100		163,541
Incitec Pivot, Ltd. (Australia)	85,565		356,354
JFE Holdings, Inc. (Japan)	16,400		451,027
Kinross Gold Corp. (Canada)	22,981		363,100
Newcrest Mining, Ltd. (Australia)	10,136		410,707
Rio Tinto PLC (United Kingdom)	18,400		1,328,591
Syngenta AG (Switzerland)*	3,382		1,142,948
Taiwan Fertilizer Co., Ltd. (Taiwan)	65,900		203,165
Tata Steel, Ltd., Reg S, GDR (India)	13,400		175,540
ThyssenKrupp AG (Germany)	15,513		806,024
Toray Industries, Inc. (Japan)	53,700		396,530

	Shares		Value
Vale, S.A., ADR (Brazil)	26,500		$767,439
Xstrata PLC (Switzerland)	32,380		713,185
Yamana Gold, Inc. (Canada)	28,459	[2]	332,260
Total Materials			10,877,500
Telecommunication Services - 5.1%
Bharti Tele-Ventures, Ltd. (India)	14,514		128,507
Nippon Telegraph & Telephone Corp. (Japan)	16,300		786,179
NTT DoCoMo, Inc. (Japan)	330		589,361
Telecom Italia S.p.A. (Italy)	351,300		488,658
Telecom Italia S.p.A., RSP (Italy)	349,200		406,254
Telefonica, S.A. (Spain)	25,341		618,926
Tim Participacoes, S.A., ADR (Brazil)	11,300	[2]	556,073
Vodafone Group PLC (United Kingdom)	485,996		1,288,691
Total Telecommunication Services			4,862,649
Utilities - 2.8%
E.ON AG (Germany)	30,900		878,318
Eletricidade de Portugal, S.A. (Portugal)	94,300		334,658
Gas Natural SDG, S.A. (Spain)	20,100		421,001
Hong Kong and China Gas Co., Ltd., The (Hong Kong)	247,470		562,971
National Grid PLC (United Kingdom)	43,016		423,460
Tokyo Electric Power Company, Inc., The (Japan)	30,700		124,278
Total Utilities			2,744,686
Total Common Stocks (cost $84,829,363)			93,305,649
Other Equities - 0.9%
SPDR Gold Shares (United States)* (cost $473,512)	5,900		861,282
Participatory Note - 0.3%
Credit Suisse, Hindalco Industries, Ltd. P-Note (United States) (cost $338,751)	82,600		335,067
Short-Term Investments - 7.1%[1]
BNY Institutional Cash Reserves Fund, Series B*[3,8]	104,356		83,391
BNY Mellon Overnight Government Fund, 0.08%[3]	4,779,897		4,779,897
Dreyfus Cash Management Fund, Institutional Class Shares, 0.10%	1,988,437		1,988,437
Total Short-Term Investments (cost $6,872,690)			6,851,725
Total Investments - 105.0% (cost $92,514,316)			101,353,723
Other Assets, less Liabilities - (5.0)%			(4,857,250)
Net Assets - 100.0%			$96,496,473

The accompanying notes are an integral part of these financial statements.
7

Managers Emerging Markets Equity Fund Fund Snapshots June 30, 2011 (unaudited)

Portfolio Breakdown

Industry	Managers Emerging Markets Equity Fund**	MSCI EM Index®
Financials	22.5%	24.7%
Materials	14.4%	14.9%
Energy	13.5%	14.5%
Information Technology	12.1%	12.1%
Consumer Discretionary	11.1%	7.7%
Industrials	6.2%	7.5%
Telecommunication Services	4.9%	7.3%
Consumer Staples	3.6%	6.7%
Utilities	1.8%	3.6%
Health Care	0.1%	1.0%
Warrants	0.9%	0.0%
Other Assets and Liabilities	8.9%	0.0%

** As a percentage of net assets

Top Ten Holdings
Security Name		Percentage of Net Assets
Samsung Electronics Co., Ltd.*		3.1%
Gazprom OAO, ADR*		2.4
Hyundai Motor Co.		2.0
Industrial and Commercial Bank of China, Ltd., Class H*		2.0
Vale, S.A., Sponsored ADR*		1.8
China Construction Bank Corp.*		1.8
Ping An Insurance (Group) Co. of China, Ltd.*		1.6
Itau Unibanco Holding, S.A., ADR*		1.4
Taiwan Semiconductor Manufacturing Co., Ltd.		1.4
Hon Hai Precision Industry Co., Ltd.		1.3

Top Ten as a Group		18.8%

* Top Ten Holding at December 31, 2010

Any sectors, industries, or securities discussed
should not be perceived as investment
recommendations. Mention of a specific
security should not be considered a
recommendation to buy or solicitation to sell
that security. Specific securities mentioned in
this report may have been sold from the Fund’s
portfolio of investments by the time you
receive this report.

8

Managers Emerging Markets Equity Fund Fund Snapshots (continued)

Summary of Investments by Country

Country	Managers Emerging Markets Equity Fund*	MSCI EM Index®
Argentina	0.1%	0.0%
Bermuda	0.0%	0.6%
Brazil	15.5%	15.5%
Cayman Islands	0.0%	3.1%
Chile	0.0%	1.7%
China	12.7%	9.8%
Colombia	0.0%	0.8%
Czech Republic	0.2%	0.4%
Egypt	0.2%	0.3%
Hong Kong	6.2%	4.0%
Hungary	1.7%	0.4%
India	5.5%	7.4%
Indonesia	1.3%	2.6%
Kazakhstan	0.1%	0.0%
Luxembourg	1.1%	0.0%
Malaysia	1.5%	3.1%

Country	Managers Emerging Markets Equity Fund*	MSCI EM Index®
Mexico	2.2%	4.4%
Morocco	0.0%	0.1%
Panama	0.9%	0.0%
Peru	0.3%	0.0%
Philippines	0.0%	0.6%
Poland	1.2%	1.7%
Russia	9.1%	6.5%
South Africa	5.0%	7.3%
South Korea	16.6%	14.8%
Supranational & Other	1.3%	0.0%
Taiwan	10.6%	11.0%
Thailand	3.1%	1.7%
Turkey	2.7%	1.4%
United Kingdom	0.9%	0.0%
United States	0.0%	0.8%

	100.0%	100.0%

*	As a percentage of total market value on June 30, 2011

9

Managers Emerging Markets Equity Fund Schedule of Portfolio Investments June 30, 2011 (unaudited)

	Shares	Value
Common Stocks - 90.2%
Consumer Discretionary - 11.1%
Belle International Holdings, Ltd. (Hong Kong)	280,000	$591,553
Cheil Communications, Inc. (South Korea)	15,650	232,902
Corporation Geo, S.A.B. de C.V., Series B (Mexico)*	17,700	40,816
Ctrip.com International, Ltd. (China)*	7,400	318,792
Cyfrowy Polsat SA (Poland)	12,885	77,513
Dongfeng Motor Group Co., Ltd. (China)	134,000	254,388
Far Eastern Department Stores, Ltd. (Taiwan)	128,000	257,190
Genting Malaysia Berhad (Malaysia)	105,700	393,693
Hero Honda Motors, Ltd. (India)	8,701	365,868
Hyundai Department Store Co., Ltd. (South Korea)	775	126,187
Hyundai Mobis Co., Ltd. (South Korea)	593	223,119
Hyundai Motor Co. (South Korea)	5,196	1,158,363
Imperial Holdings, Ltd. (South Africa)	6,705	120,332
Kroton Educacional, S.A. (Brazil)*	15,800	203,492
LG Electronics, Inc. (South Korea)	3,903	304,321
Lojas Renner, S.A. (Brazil)	10,900	415,634
Magazine Luiza, S.A. (Brazil)	6,800	69,802
MGM China Holdings, Ltd. (Macau)*	124,400	228,923
Naspers, Ltd. (South Africa)	2,634	148,753
Parkson Retail Group, Ltd. (China)	76,500	112,264
PDG Realty S.A. Empreendimentos e Participacoes (Brazil)	108,341	610,206
Urbi Desarrollos Urbanos, S.A.B. de C.V. (Mexico)*	107,730	236,466
Total Consumer Discretionary		6,490,577
Consumer Staples - 3.6%
Anadolu Efes Biracilik ve Malt Sanayii A.S. (Turkey)	33,747	456,406
BRF - Brasil Foods, S.A., ADR (Brazil)	4,800	83,184
China Mengniu Dairy Co., Ltd. (Hong Kong)	22,000	74,292
Companhia de Bebidas das Americas, PR ADR (Brazil)	3,100	104,563
CP All PCL (Thailand)	105,000	151,577
E-Mart Co., Ltd. (South Korea)*	320	73,282
Hengan International Group Co. (China)	51,000	458,595
LG Household & Health Care, Ltd. (South Korea)	563	242,043
Shoprite Holdings, Ltd. (South Africa)	5,877	88,481
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	70,500	209,239
X5 Retail Group, N.V., GDR (Russia)*	3,678	144,061
Total Consumer Staples		2,085,723

	Shares	Value
Energy - 13.5%
Banpu PCL, NVDR (Thailand)	7,400	$172,938
China Petroleum and Chemical Corp., Class H (China)	210,000	213,170
China Shenhua Energy Co., Ltd. (China)	72,000	345,019
China Suntien Green Energy Corp., Ltd. (China)	113,000	29,696
CNOOC, Ltd. (Hong Kong)	289,790	682,566
Gazprom OAO, ADR (Russia)*	97,536	1,423,825
Lukoil OAO, Sponsored ADR (Russia)	8,900	566,953
MOL Magyar Olaj-es Gazipari NyRt. (Hungary)*	3,038	348,133
NovaTek OAO, Sponsored GDR (Russia)	1,300	179,781
OGX Petroleo e Gas Participacoes, S.A. (Brazil)*	39,800	371,057
Oil & Natural Gas Corp., Ltd. (India)	44,169	271,476
PetroChina Co., Ltd. (China)	114,000	167,442
Petroleo Brasileiro, S.A., ADR (Brazil)	12,165	373,222
Petroleo Brasileiro, S.A., Sponsored ADR (Brazil)	20,627	698,430
Polski Koncern Naftowy ORLEN SA (Poland)*	4,332	81,778
PTT PCL, NVDR (Thailand)	38,400	420,148
QGEP Participacoes, S.A. (Brazil)	20,200	208,258
Reliance Industries, Ltd. (India)	5,063	101,999
Rosneft Oil Co. OAO, GDR (Russia) (a)*	30,566	238,415
Rosneft Oil Co. OAO, GDR (Russia)	10,400	87,675
Sasol, Ltd. (South Africa)	5,041	265,934
SK Energy Co., Ltd. (South Korea)	1,158	218,647
Tupras Turkiye Petrol Rafine (Turkey)	10,041	246,604
Ultrapar Participacoes, S.A. (Brazil)	7,152	127,124
Ultrapar Participacoes, S.A., ADR (Brazil)	3,300	59,829
Total Energy		7,900,119
Financials - 22.5%
ABSA Group, Ltd. (South Africa)	19,410	387,161
Banco Bradesco, S.A., ADR (Brazil)	34,621	709,384
Bangkok Bank PCL (Thailand)	54,500	282,038
Bank of China, Ltd., Class H (China)	681,800	333,713
BR Malls Participacoes, S.A. (Brazil)	11,600	130,594
BR Properties, S.A. (Brazil)	40,300	454,477
Cathay Financial Holding Co., Ltd. (Taiwan)	102,000	158,301
China Construction Bank Corp. (China)	1,239,659	1,031,997
China Overseas Land & Investment, Ltd. (Hong Kong)	96,000	206,524
Chinatrust Financial Holding Co., Ltd. (Taiwan)	410,850	358,783

The accompanying notes are an integral part of these financial statements.
10

Managers Emerging Markets Equity Fund Schedule of Portfolio Investments (continued)

	Shares		Value
Financials - 22.5% (continued)
Compartamos, S.A.B de C.V. (Mexico)	40,000		$72,597
Credicorp, Ltd. (Peru)	1,046		90,061
DGB Financial Group, Inc. (South Korea)*	9,730		147,638
EFG-Hermes (Egypt)	24,988		84,184
FirstRand, Ltd. (South Africa)	101,294		297,719
Franshion Properties China, Ltd. (Hong Kong)	316,000		80,636
Grupo Financiero Banorte, S.A.B. de C.V. (Mexico)	14,900		67,650
Grupo Financiero Galicia, S.A., ADR (Argentina)	5,400		73,116
Halyk Savings Bank of Kazakhstan, GDR (Kazakhstan)*	7,782		69,585
Hana Financial Group, Inc. (South Korea)	4,820		169,133
HDFC Bank, Ltd. (India)	8,411		475,085
Industrial and Commercial Bank of China, Ltd., Class H (China)	1,500,556		1,144,543
Infrastructure Development Finance Co., Ltd. (India)	116,888		344,360
Itau Unibanco Holding, S.A. (Brazil)	6,696		155,274
Itau Unibanco Holding, S.A., ADR (Brazil)	35,989		847,541
Kasikornbank PCL, NVDR (Thailand)	66,100		265,720
OTP Bank NyRt. (Hungary)	12,637		411,224
Ping An Insurance (Group) Co. of China, Ltd. (China)	89,883	[2]	932,238
PKO Bank Polski (Poland)	9,382		143,586
Poly (Hong Kong) Investments, Ltd. (Hong Kong)	133,000		87,808
Powszechny Zaklad Ubezpieczen SA (Poland)	1,764		241,115
PT Bank Mandiri (Indonesia)	397,906		335,153
Public Bank Berhad (Malaysia)	61,469		270,937
Public Bank Berhad, Foreign Market (Malaysia)	29,500		129,637
Samsung Fire & Marine Insurance Co., Ltd. (South Korea)	1,813		421,861
Shinhan Financial Group Co., Ltd. (South Korea)	12,463		595,976
Siam Commercial Bank PCL (Thailand)	102,500		371,702
Turkiye Garanti Bankasi A.S. (Turkey)	51,989		235,916
Turkiye Halk Bankasi A.S. (Turkey)	17,014		127,624
Turkiye Is Bankasi A.S. (Isbank) (Turkey)	30,309		93,030
VTB Bank, GDR (Russia)	45,817		282,924
Total Financials			13,118,545
Health Care - 0.1%
Richter Gedeon Rt (Hungary)	362		71,498
Industrials - 6.2%
Beijing Enterprises Holdings, Ltd. (Hong Kong)	12,000		62,714

	Shares		Value
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd. (China)	66,300		$126,945
China Merchants Holdings International Co., Ltd. (Hong Kong)	24,000		93,128
China Shipping Development Co., Ltd. (China)	234,000		215,951
Companhia de Concessoes Rodoviarias (Brazil)	7,562		225,215
Copa Holdings, S.A., Class A (Panama)	7,000		467,181
COSCO Pacific, Ltd. (Hong Kong)	212,000		374,259
Far Eastern New Century Corp. (Taiwan)	64,340		100,584
Globaltrans Investment PLC, GDR (Russia)*	4,406		81,811
Glovis Co., Ltd. (South Korea)	866		140,078
GS Engineering & Construction Corp. (South Korea)	1,821		222,762
Hyundai Heavy Industries Co., Ltd. (South Korea)	512		213,688
Industries Qatar Q.S.C. (Qatar)	4,910		184,183
Iochpe-Maxion, S.A. (Brazil)	5,700		77,356
Korea Aerospace Industries, Ltd. (South Korea)	1,230		25,518
Larsen & Toubro, Ltd. (India)	10,082		412,381
Murray & Roberts Holdings, Ltd. (South Africa)	12,353		54,814
Samsung Heavy Industries Co., Ltd. (South Korea)	9,271		415,478
SM Investments Corp. (Philippines)	1		12
TAV Havalimanlari Holding A.S. (Turkey)*	23,345		117,085
Total Industrials			3,611,143
Information Technology - 12.1%
Asustek Computer, Inc. (Taiwan)	20,650		205,530
Asustek Computer, Inc., GDR (Taiwan)*	2		98
Baidu.com, Inc. (China)*	500		70,065
High Tech Computer Corp. (Taiwan)	5,000		169,056
Hon Hai Precision Industry Co., Ltd. (Taiwan)	227,724		784,007
Hon Hai Precision Industry Co., Ltd., ADR (Taiwan)	21		143
Hynix Semiconductor, Inc. (South Korea)	2,440		57,649
Infosys Technologies, Ltd. (India)	2,082		135,831
Infosys Technologies, Ltd., Sponsored ADR (India)	5,200	[2]	339,196
Lenovo Group, Ltd. (United States)	122,000		69,766
LG Display Co., Ltd. (South Korea)	10,000		279,116
Mail.Ru Group, Ltd., Reg S, GDR (Russia)*	7,397		246,162
MediaTek, Inc. (Taiwan)	26,067		283,927
NCSoft Corp. (South Korea)	1,215		331,945
Samsung Electronics Co., Ltd. (South Korea)	2,305		1,791,515
Samsung Electronics Co., Ltd., GDR (South Korea) (a)	120		46,573

The accompanying notes are an integral part of these financial statements.
11

Managers Emerging Markets Equity Fund Schedule of Portfolio Investments (continued)

	Shares		Value
Information Technology - 12.1% (continued)
Siliconware Precision Industries Co. (Taiwan)	68,871		$87,949
Siliconware Precision Industries Co., ADR (Taiwan)	42,000		261,240
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	323,584		815,516
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	27,500	[2]	346,775
Tencent Holdings, Ltd. (China)	6,400		174,671
Unimicron Technology Corp. (Taiwan)	212,000		378,483
WPG Holdings, Ltd. (Taiwan)	83,000		141,145
ZTE Corp., Class H (China)	20,000		72,748
Total Information Technology			7,089,106
Materials - 14.4%
African Rainbow Minerals, Ltd. (South Africa)	1,032		28,810
Anhui Conch Cement Co., Ltd. (China)	110,808		521,455
China National Building Materials Co., Ltd. (China)	112,000		221,114
China Steel Corp. (Taiwan)	88,484		106,708
Compania de Minas Buenaventura SA (Peru)	1,300		49,374
Evraz Group, S.A., GDR (Luxembourg)*	6,451	[2]	200,840
Gerdau, S.A., Sponsored ADR (Brazil)	15,600		164,112
Gold Fields, Ltd. (South Africa)	3,205		47,008
Impala Platinum Holdings, Ltd. (South Africa)	18,216		491,547
KG Chemical Co., Ltd. (South Korea)	1,596		733,438
KGHM Polska Miedz SA (Poland)	1,244		89,347
LSR Group OJSC, GDR (Russia)	15,279		120,733
Mechel OAO (Russia)	144		3,440
MMC Norilsk Nickel, ADR (Russia)*	15,943		417,769
MMX Mineracao e Metalicos, S.A. (Brazil)*	60,100		321,555
Mongolian Mining Corp. (Mongolia)*	231,500		286,853
Nan Ya Plastics Corp. (Taiwan)	86,000		230,023
Novolipetsk Steel, GDR (Russia)	1,130		44,064
POSCO (South Korea)	1,175		510,486
Raspadskaya (Russia)*	50,441		310,784
Severstal, GDR, Reg S (Russia)	4,000		73,882
Taiwan Cement Corp. (Taiwan)	193,216		288,635
Taiwan Fertilizer Co., Ltd. (Taiwan)	120,000		369,951
Tata Steel, Ltd. (India)	8,364		114,519
Tata Steel, Ltd., Reg S, GDR (India)	26,035	[2]	341,058
Ternium, S.A. (Luxembourg)*	11,500		339,595
Uralkaliy OAO (Russia)*	11,431		514,044
Vale, S.A., ADR (Brazil)	14,899		431,475
Vale, S.A., Sponsored ADR (Brazil)	32,867		1,050,101
Total Materials			8,422,720

	Shares	Value
Telecommunication Services - 4.9%
America Movil, S.A.B. de C.V., Series L (Mexico)	10,000	$538,800
China Mobile, Ltd. (Hong Kong)	79,500	740,128
Chunghwa Telecom Co., Ltd., ADR (Taiwan)	4,420	152,711
KT Corp. (South Korea)	3,500	133,450
Magyar Telekom Telecommunications PLC (Hungary)	27,295	87,709
Mobile Telesystems OJSC, Sponsored ADR (Russia)	6,200	117,924
MTN Group, Ltd. (South Africa)	34,175	728,060
Taiwan Mobile Co., Ltd. (Taiwan)	39,000	105,786
Telecomunicacoes de Sao Paulo, S.A., ADR (Brazil)	4,512	134,006
Turk Telekomunikasyon A.S. (Turkey)	26,983	142,646
Total Telecommunication Services		2,881,220
Utilities - 1.8%
Ceske Energeticke Zavody (Czech Republic)	2,083	107,238
China Gas Holdings, Ltd. (Hong Kong)	562,000	226,032
China Resources Power Holdings Co. (Hong Kong)	49,800	97,371
Companhia Energetica de Minas Gerais, Sponsored ADR (Brazil)	11,990	247,474
Perusahaan Gas Negara (Persero) Tbk PT (Indonesia)	770,500	362,391
Total Utilities		1,040,506
Total Common Stocks (cost $46,219,772)		52,711,157
Warrants - 0.9%
Sberbank of Russia Warrants, 02/28/18 (United Kingdom)	135,032	483,415
Sberbank of Russia Warrants, 11/30/12 (Luxembourg)	10,778	37,507
Total Warrants (cost $491,184)		520,922
Short-Term Investments - 2.2%[1]
BNY Institutional Cash Reserves Fund, Series B*[3,8]	110,742	88,495
BNY Mellon Overnight Government Fund, 0.08%[3]	1,182,683	1,182,683
Total Short-Term Investments (cost $1,293,425)		1,271,178
Total Investments - 93.2% (cost $48,004,381)		54,503,257
Other Assets, less Liabilities - 6.7%		3,949,432
Net Assets - 100.0%		$58,452,689

The accompanying notes are an integral part of these financial statements.
12

Managers Global Bond Fund Fund Snapshots June 30, 2011 (unaudited)

Portfolio Breakdown

Category	Managers Global Bond Fund**	Barclays Capital Global Aggregate Bond Index
Foreign Government Obligations	56.4%	51.7%
Corporate Bonds	30.0%	16.1%
U.S. Government Obligations	9.9%	14.8%
Asset-Backed Securities	4.0%	0.2%
Mortgage Backed Securities	0.8%	17.2%
Municipal Bonds	0.5%	0.0%
Other Assets and Liabilities	(1.6)%	0.0%

** As a percentage of net assets

Top Ten Holdings

Security Name		Percentage of Net Assets
United States Treasury Notes, 1.375%, 02/15/12		7.7%
Japan Government Bonds, Series 299, 1.300%, 03/20/19*		5.1
Japan Government Notes, Series 84, 0.700%, 06/20/14*		3.7
Japan Finance Corporation for Municipal Enterprises Bonds, 1.550%, 02/21/12*		2.4
Bundesrepublik Deutschland Bonds, 4.000%, 04/13/12		2.2
Netherlands Government Bonds, 4.500%, 07/15/17*		2.2
Spain Government Bonds, 5.500%, 04/30/21		2.1
Italian Treasury Bonds, 4.000%, 09/01/20		2.0
Canadian Government Bonds, 3.000%, 12/01/15*		2.0
Norway Government Bonds, 4.500%, 05/22/19*		2.0

Top Ten as a Group		31.4%

* Top Ten Holding at December 31, 2010

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

13

Managers Global Bond Fund Schedule of Portfolio Investments June 30, 2011 (unaudited)

Security Description		Principal Amount		Value
Foreign Government Obligations- 56.4%
Australian Government Index Linked Bonds, Series 2009 25CI, 3.000%, 09/20/25	AUD	180,000		$214,978
Banco Nacional de Desenvolvimento Economico e Social Bonds, 6.500%, 06/10/19 (a)	USD	100,000		112,750
British Columbia Bonds, Series BCUSG-4, 2.850%, 06/15/15	USD	175,000		183,549
Bundesrepublik Deutschland Bonds,
4.000%, 04/13/12	EUR	385,000		569,343
4.000%, 01/04/37	EUR	100,000		149,745
Canadian Government Bonds, 3.000%, 12/01/15	CAD	485,000		519,070
Denmark Government,
Bonds, 4.000%, 11/15/15	DKK	1,300,000		269,434
Notes, Series EMTN, 1.750%, 10/05/15	EUR	55,000		77,745
Eksportfinans ASA Notes, Series GMTN, 1.875%, 04/02/13	USD	170,000	[2]	173,253
European Investment Bank,
Bonds, 2.375%, 07/10/20	CHF	165,000		203,860
Notes, 6.909%, 04/24/13 (a)[4]	IDR	4,605,000,000		474,661
Export-Import Bank of Korea Notes, The, 4.000%, 11/26/15 (a)	PHP	5,000,000		110,765
Finland Government Bonds, 3.875%, 09/15/17	EUR	305,000		467,403
Inter-American Development Bank Notes,
4.750%, 01/10/14	INR	5,800,000		128,514
8.118%, 08/20/15[4]	IDR	750,000,000		62,918
Italian Treasury Bonds, 4.000%, 09/01/20	EUR	380,000		524,890
Japan Finance Corporation for Municipal Enterprises Bonds,
1.550%, 02/21/12	JPY	49,000,000		613,800
1.900%, 06/22/18	JPY	20,000,000		267,890
Series INTL, 1.350%, 11/26/13	JPY	20,000,000		254,613
Japan Government,
Notes, Series 84, 0.700%, 06/20/14	JPY	76,500,000		963,152
Bonds, Series 299, 1.300%, 03/20/19	JPY	101,500,000		1,309,313
Bonds, Series 123, 2.100%, 12/20/30	JPY	20,000,000		257,077
Mexican Government Bonds,
8.000%, 12/07/23	MXN	3,900,000		353,019
Series 2011 M, 6.500%, 06/10/21	MXN	3,500,000		287,304
Netherlands Government Bonds, 4.500%, 07/15/17	EUR	354,000		560,580
New South Wales Treasury Corp. Bonds, Series 2007 CIB1, 2.750%, 11/20/25	AUD	70,000		80,817
New Zealand Government Bonds, Series 413, 6.500%, 04/15/13	NZD	350,000		306,420
Norway Government Bonds,
4.250%, 05/19/17	NOK	1,300,000		257,090
4.500%, 05/22/19	NOK	2,570,000		517,805
Ontario Notes, Province of, 2.950%, 02/05/15	USD	245,000		256,914
Poland Government,
Bonds, Series 1013, 5.000%, 10/24/13	PLN	700,000		255,910
Notes, Series EMTN, 3.000%, 09/23/14	CHF	65,000		79,291

The accompanying notes are an integral part of these financial statements.
14

Managers Global Bond Fund Schedule of Portfolio Investments (continued)

Security Description		Principal Amount		Value
Foreign Government Obligations - 56.4% (continued)
Quebec Notes, Province of,
EMTN, Series 2005, 3.625%, 02/10/15	EUR	200,000		$299,242
Series EMTN, 3.375%, 06/20/16	EUR	150,000		220,913
Republic of Argentina Bonds, Series NY, 8.280%, 12/31/33	USD	143,105	[2]	126,290
Saskatchewan Bonds, Province of, 7.375%, 07/15/13	USD	225,000		253,706
Singapore Government,
Notes, 1.625%, 04/01/13	SGD	325,000		269,990
Bonds, 2.250%, 07/01/13	SGD	535,000		450,900
Spain Government Bonds, 5.500%, 04/30/21	EUR	375,000		546,539
Sweden Government Bonds, Series 1049, 4.500%, 08/12/15	SEK	1,500,000	[2]	255,269
U.K. Gilt Bonds,
4.000%, 09/07/16	GBP	100,000		174,508
4.000%, 03/07/22	GBP	145,000		240,538
4.750%, 03/04/20	GBP	275,000		491,471
5.000%, 03/07/25	GBP	110,000		196,926
Uruguay Government International Bonds,
3.700%, 06/26/37	UYU	800,000		57,847
5.000%, 09/14/18	UYU	1,000,000		86,455
Total Foreign Government Obligations (cost $13,638,174)				14,534,467
Corporate Bonds - 30.0%
Financials - 14.2%
ABB Treasury Center USA, Inc., 2.500%, 06/15/16 (a)	USD	80,000		79,385
AXA SA, 7.125%, 12/15/20	GBP	100,000		172,876
Bank of America Corp., 4.750%, 05/06/19 [6]	EUR	100,000		133,662
Barclays Bank PLC, 6.050%, 12/04/17	USD	100,000		105,879
BBVA Bancomer SA, 6.500%, 03/10/21 (a)	USD	100,000		102,000
BNP Paribas SA, Series BKNT, 5.000%, 01/15/21	USD	125,000		125,676
BNZ International Funding, Ltd., Series EMTN, 4.000%, 03/08/17	EUR	100,000		144,024
Caterpillar Financial Services Corp., Series MTN, 2.650%, 04/01/16	USD	100,000		102,206
Citigroup, Inc., 5.500%, 02/15/17	USD	85,000		89,395
Crown Castle Towers LLC, 6.113%, 01/15/20 (a)	USD	100,000		109,112
Ford Motor Credit Co. LLC, 7.000%, 04/15/15	USD	100,000		108,016
Goldman Sachs Group, Inc., 4.750%, 01/28/14	EUR	85,000		126,804
HSBC Bank PLC, 4.125%, 08/12/20 (a)	USD	100,000		96,800
JPMorgan Chase & Co., 4.400%, 07/22/20	USD	75,000		73,475
KfW Bankengruppe, 2.600%, 06/20/37	JPY	23,000,000		316,108
Lloyds TSB Bank PLC, 6.500%, 09/14/20 (a)	USD	100,000		94,328
Morgan Stanley,
5.500%, 07/24/20	USD	100,000		101,219
Series EMTN, 5.375%, 11/14/13	GBP	40,000		67,737
National Australia Bank, Ltd., Series GMTN, 4.750%, 07/15/16	EUR	100,000		151,833
Network Rail Infrastructure Finance PLC, Series EMTN, 3.500%, 06/17/13	USD	300,000		315,663

The accompanying notes are an integral part of these financial statements.
15

Managers Global Bond Fund Schedule of Portfolio Investments (continued)

Security Description		Principal Amount		Value
Financials - 14.2% (continued)
Rabobank Nederland, Series EMTN, 4.375%, 01/22/14	EUR	85,000		$128,437
SLM Corp., 5.000%, 10/01/13	USD	150,000		156,000
Societe Generale SA, 5.200%, 04/15/21 (a)	USD	200,000		196,412
Videotron, Ltee., 6.875%, 07/15/21 (a)	CAD	65,000		66,826
Wells Fargo & Co., 4.625%, 11/02/35	GBP	50,000		68,151
White Mountains Insurance Group, Ltd., 6.375%, 03/20/17 (a)	USD	140,000		145,167
Zurich Finance USA, Inc.,
Series EMTN, 4.500%, 06/15/25[6]	EUR	100,000		142,273
Series EMTN, 5.750%, 10/02/23[6]	EUR	100,000		146,942
Total Financials				3,666,406
Industrials - 13.6%
Asciano Finance, Ltd., 4.625%, 09/23/20 (a)	USD	125,000		119,271
Avnet, Inc., 5.875%, 06/15/20	USD	60,000		63,356
Axtel S.A.B. de C.V., 7.625%, 02/01/17 (a)	USD	55,000		52,250
Bell Aliant Regional Communications, 5.410%, 09/26/16	CAD	160,000		176,523
Bell Canada,
6.100%, 03/16/35 (a)	CAD	45,000		46,211
6.550%, 05/01/29 (a)	CAD	10,000		10,917
7.300%, 02/23/32 (a)	CAD	130,000		148,949
British Telecommunications PLC, 5.750%, 12/07/28	GBP	100,000		155,575
Cameron International Corp., 5.950%, 06/01/41	USD	35,000		35,164
Citizens Communications Co., 6.625%, 03/15/15	USD	115,000		119,888
Corus Entertainment, Inc., 7.250%, 02/10/17 (a)	CAD	130,000		142,879
Delta Air Lines, Inc., 8.021%, 08/10/22	USD	91,875		93,363
Desarrolladora Homex, S.A. de C.V., 7.500%, 09/28/15	USD	190,000	[2]	194,275
DP World, Ltd., 6.850%, 07/02/37 (a)	USD	250,000		238,751
Edcon Proprietary Ltd., 4.721%, 06/15/14 (09/15/11) (a)[5]	EUR	150,000		190,333
ERAC USA Finance Co., 6.700%, 06/01/34 (a)	USD	120,000		128,537
Finmeccanica SpA, 4.875%, 03/24/25	EUR	100,000		139,329
HCA, Inc.,
6.375%, 01/15/15	USD	35,000		35,700
6.625%, 02/15/16	USD	80,000		81,400
7.580%, 09/15/25	USD	10,000		9,300
7.690%, 06/15/25	USD	15,000		14,025
Hologic, Inc., 2.000%, 12/15/37 (b)[9]	USD	70,000		67,900
Lafarge SA, EMTN, Series 2010, 5.375%, 11/29/18	EUR	50,000		72,675
Motorola Inc., 6.625%, 11/15/37	USD	21,000		23,357
Nabors Industries, Inc., 6.150%, 02/15/18	USD	75,000		82,913
Nextel Communications, Inc., 7.375%, 08/01/15	USD	65,000		65,000
Odebrecht Drill VIII/IX, Ltd., 6.350%, 06/30/21 (a)	USD	100,000		105,500
Owens & Minor, Inc., 6.350%, 04/15/16[7]	USD	105,000		110,228

The accompanying notes are an integral part of these financial statements.
16

Managers Global Bond Fund Schedule of Portfolio Investments (continued)

Security Description		Principal Amount	Value
Industrials - 13.6% (continued)
Qwest Corp., 7.250%, 10/15/35	USD	158,000	$156,420
Rowan Companies, Inc., 5.000%, 09/01/17	USD	95,000	101,643
Telecom Italia Capital S.A.,
6.375%, 11/15/33	USD	45,000	40,128
7.200%, 07/18/36	USD	20,000	18,856
Telstra Corp., Ltd., 4.800%, 10/12/21 (a)	USD	60,000	60,199
Transport De Gas Del Sur, 7.875%, 05/14/17 (a)	USD	245,000	237,650
Valeant Pharmaceuticals International, Inc., 6.750%, 08/15/21 (a)	USD	60,000	57,000
Voto-Votorantim, Ltd., 6.750%, 04/05/21 (a)	USD	100,000	106,000
Total Industrials			3,501,465
Utilities - 2.2%
Axtel S.A.B. de C.V.. 9.000%, 09/22/19 (a)	USD	45,000	43,942
Dubai Electricity & Water Authority, 6.375%, 10/21/16 (a)	USD	100,000	103,750
EDP Finance, B.V., Series EMTN, 4.750%, 09/26/16	EUR	50,000	64,135
Emgesa SA ESP, 8.750%, 01/25/21 (a)	COP	120,000,000	72,950
Empresas Publicas de Medellin ESP, 8.375%, 02/02/21 (a)	COP	180,000,000	106,209
Iberdrola Finance Ireland, Ltd., 5.000%, 09/11/19 (a)	USD	150,000	147,932
IPALCO Enterprises, Inc., 7.250%, 04/01/16 (a)	USD	30,000	33,256
Total Utilities			572,174
Total Corporate Bonds (cost $7,245,300)			7,740,045
U.S. Government Obligations- 9.9%
USTN, 0.625%, 02/28/13	USD	415,000	416,605
USTN, 1.375%, 02/15/12	USD	1,970,000	1,985,159
USTN, 1.375%, 11/30/15	USD	150,000	149,262
Total U.S. Government Obligations (cost $2,548,230)			2,551,026
Asset-Backed Securities - 4.0%
Avis Budget Rental Car Funding LLC II, Series 2009 2A, Class A, 5.680%, 02/20/14 (a)	USD	100,000	105,571
COMET, Series 2004-B7, Class B7, 1.822%, 08/17/17 (07/19/11)[5]	EUR	100,000	138,809
Hertz Vehicle Financing LLC, Series 2009 2A, Class A1, 4.260%, 03/25/16 (a)	USD	100,000	104,494
Hyundai Capital Auto Funding, Ltd., Series 2010 8A, Class A, 1.186%, 09/20/16 (07/19/11) (a)[5]	USD	200,000	198,692
MBNA Credit Card Master Note Trust, Series 2005 B3, Class B3, 1.632%, 03/19/18 (07/19/11)[5]	EUR	100,000	134,968
Santander Drive Auto Receivables Trust, Series 2011 S2A, Class D, 3.350%, 06/15/17 (a)	USD	100,000	99,910
Sierra Receivables Funding Company, Series 2009-3A, Class A1, 7.620%, 07/20/26 (a)	USD	46,982	47,694
Trinity Rail Leasing, L.P., Series 2010 1A, Class A, 5.194%, 10/16/40 (a)	USD	97,704	97,708
World Financial Credit Card Master Trust, Series 2010-A, Class A, 3.960%, 06/15/15	USD	95,000	100,483
Total Asset-Backed Securities (cost $969,738)			1,028,329
Mortgage-Backed Securities - 0.8%
Extended Stay America Trust, Series 2010 ESHA, Class D, 5.498%, 11/05/27 (a)	USD	135,000	134,773
Greenwich Capital Commercial Funding, 5.444%, 10/03/39	USD	75,000	80,452
Total Mortgage-Backed Securities (cost $215,847)			215,225

The accompanying notes are an integral part of these financial statements.
17

Managers Global Bond Fund Schedule of Portfolio Investments (continued)

Security Description		Principal Amount	Value
Municipal Bonds - 0.5%
California Statewide Communities Development Authority Revenue, Series 2007 A, 4.750%, 04/01/33	USD	55,000	$49,846
California Statewide Communities Development Authority Revenue, Sutter Health, Series 2008 B, 5.250%, 11/15/48	USD	65,000	61,255
Rochester Health Care Facilities Revenue, Mayo Clinic, Series 2011 C, 4.500%, 11/15/38 (11/15/21)[5]	USD	20,000	21,634
Total Municipal Bonds (cost $124,508)			132,735

		Shares
Short-Term Investments - 3.6%[1]
BNY Institutional Cash Reserves Fund, Series B* [3,8]		38,044	30,401
BNY Mellon Overnight Government Fund, 0.08% [3]		692,956	692,956
Dreyfus Cash Management Fund, Institutional Class Shares, 0.10%		192,561	192,561
Total Short-Term Investments (cost $923,561)			915,918
Total Investments - 105.2% (cost $25,665,358)			27,117,745
Other Assets, less Liabilities - (5.2)%			(1,343,756)
Net Assets - 100.0%			$25,773,989

The accompanying notes are an integral part of these financial statements.
18

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At June 30, 2011, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately:

Fund	Cost	Appreciation	Depreciation	Net
Managers International Equity Fund	$94,228,973	$11,997,384	($4,872,634)	$7,124,750
Managers Emerging Markets Equity Fund	49,668,692	6,552,342	(1,717,777)	4,834,565
Managers Global Bond Fund	25,675,587	1,556,307	(114,149)	1,442,158

*	Non-income-producing security.

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2011, the value of these securities amounted to the following:

Fund	Market Value	% of Net Assets
Managers International Equity Fund	$439,334	0.5%
Managers Emerging Markets Equity Fund	284,988	0.5
Managers Global Bond Fund	4,529,534	17.6

(b)	Step Bond. A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.

[1]	Yield shown for each investment company represents the June 30, 2011, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of June 30, 2011, amounting to:

Fund	Market Value	% of Net Assets
Managers International Equity Fund	$4,685,743	4.9%
Managers Emerging Markets Equity Fund	1,259,494	2.2
Managers Global Bond Fund	694,029	2.7

[3]	Collateral received from brokers for securities lending was invested in these short-term investments.
[4]	Represents yield to maturity at June 30, 2011.

[5]	Floating Rate Security. The rate listed is as of June 30, 2011. Date in parentheses represents the security’s next coupon rate reset.

[6]	Variable Rate Security. The rate listed is as of June 30, 2011, and is periodically reset subject to terms and conditions set forth in the debenture.

[7]

Security is illiquid: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded, and would be difficult to sell in a current sale. The Fund may not invest more than 15% of its net assets in illiquid securities. All securities are valued on the basis of valuations provided by dealers or independent pricing services. Illiquid securities at June 30, 2011, for Managers Global Bond Fund amounted to $110,228, or 0.4% of net assets.

[8]

On September 12, 2008, The Bank of New York Mellon established a separate sleeve of the BNY Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being fair valued daily. (See Note 4 in the Notes to the Financial Statements.)

[9]

Convertible Bond: A corporate bond, usually a junior debenture, that can be converted, at the option of the holder, for a specific number of shares of the company’s preferred stock or common stock. Convertible bonds at June 30, 2011, amounted to $67,900, or 0.3% of net assets.

The accompanying notes are an integral part of these financial statements.
19

Notes to Schedules of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of June 30, 2011: (See Note 1(a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers International Equity Fund
Investments in Securities
Common Stocks
Materials	$2,922,786	$7,954,714	—	$10,877,500
Energy	2,833,959	6,500,310	—	9,334,269
Information Technology	1,356,919	4,143,488	—	5,500,407
Financials	1,215,715	22,927,576	—	24,143,291
Consumer Discretionary	806,104	12,726,004	—	13,532,108
Telecommunication Services	556,073	4,306,576	—	4,862,649
Health Care	526,769	5,767,399	—	6,294,168
Industrials	—	9,803,962	—	9,803,962
Consumer Staples	—	6,212,609	—	6,212,609
Utilities	—	2,744,686	—	2,744,686
Other Equities	861,282	335,067	—	1,196,349
Short-Term Investments	6,768,334	83,391	—	6,851,725

Total Investments in Securities	$17,847,941	$83,505,782	—	$101,353,723

Derivatives††
Equity Contracts	$6,366	—	—	$6,366
Foreign Exchange Contracts	—	($9,399)	—	(9,399)

Total Derivatives	$6,366	($9,399)	—	($3,033)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Emerging Markets Equity Fund
Investments in Securities
Common Stocks
Financials	$2,748,332	$10,370,213	—	$13,118,545
Materials	2,700,710	5,722,010	—	8,422,720
Consumer Discretionary	2,201,644	4,288,933	—	6,490,577
Energy	2,076,335	5,823,784	—	7,900,119
Consumer Staples	1,168,717	917,006	—	2,085,723
Health Care	—	—	—	—
Information Technology	1,087,140	6,001,966	—	7,089,106
Telecommunication Services	1,086,087	1,795,133	—	2,881,220
Industrials	912,355	2,698,788	—	3,611,143
Utilities	247,474	793,032	—	1,040,506
Health Care	—	71,498	—	71,498
Other Equities	—	520,922	—	520,922
Short-Term Investments	1,182,683	88,495	—	1,271,178

Total Investments in Securities	$15,411,477	$39,091,780	—	$54,503,257

The accompanying notes are an integral part of these financial statements.
20

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Global Bond Fund
Investments in Securities
Corporate Bonds†	—	$7,740,045	—	$7,740,045
Foreign Government Obligations	—	14,534,467	—	14,534,467
U.S. Government Obligations	—	2,551,026	—	2,551,026
Asset-Backed Securities	—	1,028,329	—	1,028,329
Mortgage-Backed Securities	—	215,225	—	215,225
Municipal Bonds	—	132,735		132,735
Short-Term Investments	$885,517	30,401	—	915,918

Total Investments	$885,517	$26,232,228	—	$27,117,745

Derivatives††
Foreign Exchange Contracts	—	($3,751)	—	($3,751)

†	All corporate bonds held in the Funds are Level 2 securities. For a detailed break-out of the corporate bonds by major industry classification, please refer to the Schedule of Portfolio Investments.
††	Derivative instruments, such as futures and foreign exchange contracts, are not reflected in the Schedules of Portfolio Investments, and are valued at the unrealized appreciation/depreciation of the instrument.

As of June 30, 2011, the Funds’ had no significant transfers between Level 1 and Level 2 from the beginning of the reporting period.

The fair value of derivative instruments at June 30, 2011, for Managers International Equity Fund (“International Equity”) and Managers Global Bond Fund (“Global Bond”) were as follows:

		Asset Derivatives		Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
International Equity	Equity contracts	Receivable for variation margin on futures	$3,190	Payable for variation margin on futures	—
	Foreign exchange contracts	Unrealized appreciation of foreign currency contracts	—	Unrealized depreciation of foreign currency contracts	($6,086)

		Totals	$3,190		($6,086)

Global Bond	Foreign exchange contracts	Unrealized appreciation of foreign currency contracts	$24,364	Unrealized depreciation of foreign currency contracts	$28,115

The accompanying notes are an integral part of these financial statements.
21

Notes to Schedules of Portfolio Investments (continued)

For the six months ended June 30, 2011, the effect of derivative instruments on the Statement of Operations for International Equity and Global Bond and the amount of realized gain/(loss) on derivatives recognized in income were as follows:

Fund	Derivatives not accounted for as hedging instruments	Futures	Forward Currency Contracts	Total
International Equity	Equity contracts	$6,659	—	$6,659
	Foreign exchange contracts	—	($24,832)	(24,832)

	Totals	$6,659	($24,832)	($18,173)

Global Bond	Interest Rate Contracts	$8,623	—	$8,623
	Foreign exchange contracts	—	$22,936	22,936

	Totals	$8,623	$22,936	$31,559

The change in unrealized gain/(loss) on derivatives recognized in income were as follows:

Fund	Derivatives not accounted for as hedging instruments	Futures	Forward Currency Contracts	Total
International Equity	Equity contracts	$13,649	—	$13,649
	Foreign exchange contracts	—	($6,086)	(6,086)

	Totals	$13,649	($6,086)	$7,563

Global Bond	Interest Rate Contracts	($20,703)	—	($20,703)
	Foreign exchange contracts	—	($15,300)	(15,300)

	Totals	($20,703)	($15,300)	($36,003)

The open forward foreign currency exchange contracts (in U.S. Dollars) at June 30, 2011, were as follows:

(See Note 7a in the Notes to Financial Statements.)

Forward Foreign Currency Exchange Contracts	Position	Settlement Date	Counterparty	Current Value (Receivable Amount)	Contract Value (Payable Amount)	Unrealized Gain/ (Loss)
International Equity
Canadian Dollar	Long	8/15/11	BNYM	$990,181	$996,267	($6,086)

Global Bond
Australian Dollar	Short	08/29/11	CS	$322,236	$329,858	($7,622)
Canadian Dollar	Short	09/07/11	CS	266,858	269,103	(2,245)
Pound Sterling	Short	09/22/11	UBS	277,139	270,825	6,314
Pound Sterling	Short	09/27/11	BRC	271,291	272,540	(1,249)
Swiss Franc	Short	09/21/11	MS	275,129	273,720	1,409
Euro	Long	09/22/11	UBS	274,859	277,139	(2,280)
Malaysian Ringgit	Long	09/20/11	MS	279,757	278,634	1,123
New Turkish Lira	Long	08/02/11	CS	244,912	259,634	(14,722)
South Korean Won	Long	09/14/11	CS	158,473	155,906	2,567
South Korean Won	Long	09/14/11	UBS	801,691	788,737	12,954

			Totals	$3,172,345	$3,176,096	($3,751)

The accompanying notes are an integral part of these financial statements.
22

Notes to Schedules of Portfolio Investments (continued)

All futures contracts are exchange traded unless otherwise noted. The open futures contracts as of June 30, 2011, were as follows:

(See Note 7b in the Notes to Financial Statements.)

Type	Currency	Number of Contracts	Position	Expiration Date	Unrealized Gain/(Loss)
International Equity
DJ Euro Stoxx 50	Euro	10	Long	09/16/11	$ 6,366

Investments Definitions and Abbreviations:

ADR/GDR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a GDR (Global Depositary Receipt) is comparable, but foreign securities are held on deposit in a non-U.S. bank. The value of the ADR/GDR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/GDRs are initiated by the underlying foreign company.

EMTN:	European Medium Term Note	Reg S:

Regulation S is a series of rules that clarifies the position of the Securities and Exchange Commission (“SEC”) that securities offered and sold outside of the United States do not need to be registered with the SEC.

ESHA:	Extended Stay Hotels America
GMTN:	Global Multi-Currency Note
MTN:	Medium Term Note
NVDR:	Non-Voting Depository Receipt	USTN:	United States Treasury Note
Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies other than the U.S. Dollar (USD):

AUD:	Australian Dollar	JPY:	Japanese Yen
CAD:	Canadian Dollar	NOK:	Norwegian Krone
CHF:	Swiss Franc	NZD:	New Zealand Dollar
COP:	Colombian Peso	MXN:	Mexican Peso
DKK:	Danish Krone	PHP:	Philippine Peso
EUR:	euro	PLN:	Polish Zloty
GBP:	British Pound	SEK:	Swedish Krona
IDR:	Indonesian Rupiah	SGD:	Singapore Dollar
INR:	Indian Rupee	UYU:	Uruguayan Peso

Counterparty Abbreviations:

BNYM:	The Bank of New York Mellon
BRC:	Barclays Bank
CS:	Credit Suisse
MS:	Morgan Stanley
UBS:	UBS Securities

The accompanying notes are an integral part of these financial statements.
23

Statements of Assets and Liabilities Jine 30, 2011 (unaudited)

	Managers International Equity Fund	Managers Emerging Markets Equity Fund	Managers Global Bond Fund
Assets:
Investments at value (including securities on loan valued at $4,685,743, $1,259,494 and $694,029, respectively)*	$101,353,723	$54,503,257	$27,117,745
Cash collateral for futures	53,067	—	—
Foreign currency**[1]	373,867	177,056	683,863
Receivable for investments sold	773,824	278,462	561,557
Receivable for Fund shares sold	1,613,723	9,929,070	26,148
Receivable from affiliate	27,401	20,654	6,250
Unrealized appreciation on foreign currency contracts	—	—	24,364
Receivable for variation margin on futures	3,190	—	—
Dividends, interest and other receivables	348,103	245,745	295,587
Prepaid expenses	13,727	13,713	9,002
Total assets	104,560,625	65,167,957	28,724,516
Liabilities:
Payable to affiliate	—	4,761,074	—
Payable to custodian	—	23,237	—
Payable for Fund shares repurchased	2,710,550	35,538	1,350,283
Payable upon return of securities loaned	4,884,253	1,293,425	731,000
Payable for investments purchased	244,184	361,719	781,992
Unrealized depreciation on foreign currency contracts	6,086	674	28,115
Accrued expenses:
Investment management and advisory fees	70,923	50,351	15,509
Administrative fees	19,701	10,946	4,431
Other	128,455	178,304	39,197
Total liabilities	8,064,152	6,715,268	2,950,527
Net Assets	$96,496,473	$58,452,689	$25,773,989
Shares outstanding	1,740,141	3,775,469	1,270,510
Net asset value, offering and redemption price per share	$55.45	$15.48	$20.29
Net Assets Represent:
Paid-in capital	$150,374,889	$61,092,871	$27,464,939
Undistributed net investment income	1,465,333	471,325	571,951
Accumulated net realized loss from investments, futures and foreign currency transactions	(64,198,571)	(9,611,475)	(3,727,048)
Net unrealized appreciation of investments, futures and foreign currency translations	8,854,822	6,499,968	1,464,147
Net Assets	$96,496,473	$58,452,689	$25,773,989
* Investments at cost	$92,514,316	$48,004,381	$25,665,358
** Foreign currency at cost	$374,674	$176,316	$671,178

[1]	A portion of foreign currency is held as collateral for futures contracts in Managers International Equity Fund, amounting to a market value of $19,781, or 0.02% of net assets.

The accompanying notes are an integral part of these financial statements.
24

Statements of Operations For the six months ended June 30, 2011 (unaudited)

	Managers International Equity Fund	Managers Emerging Markets Equity Fund	Managers Global Bond Fund
Investment Income:
Dividend income	$1,849,197	$837,477	$182
Interest income	—	—	466,996
Foreign withholding tax	(170,270)	(74,986)	(3,285)
Securities lending fees	82,058	2,613	464
Total investment income	1,760,985	765,104	464,357
Expenses:
Investment management and advisory fees	454,687	363,757	89,029
Administrative fees	126,302	79,078	25,437
Transfer agent	160,677	14,234	7,770
Custodian	72,274	157,386	17,180
Professional fees	23,660	34,015	17,781
Registration fees	13,842	14,825	15,778
Reports to shareholders	6,827	11,463	4,227
Trustees fees and expenses	3,870	3,140	950
Miscellaneous	1,837	2,988	507
Total expenses before offsets	863,976	680,886	178,659
Expense reimbursements	(161,678)	(129,142)	(38,669)
Expense reductions	(259)	(27)	(11)
Net expenses	702,039	551,717	139,979
Net investment income	1,058,946	213,387	324,378
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	5,413,201	6,681,443	381,672
Net realized gain on futures contracts	6,659	—	8,623
Net realized gain (loss) on foreign currency transactions	(33,361)	(22,555)	49,954
Net change in unrealized appreciation (depreciation) of investments	(1,652,725)	(7,065,438)	491,158
Net change in unrealized appreciation (depreciation) of futures contracts	13,649	—	(20,703)
Net change in unrealized depreciation on foreign currency translations	(17,696)	(4,199)	(8,402)
Net realized and unrealized gain (loss)	3,729,727	(410,749)	902,302
Net increase (decrease) in net assets resulting from operations	$4,788,673	($197,362)	$1,226,680

The accompanying notes are an integral part of these financial statements.
25

Statements of Changes in Net Assets For the six months ended June 30, 2011 (unaudited) and for the year ended December 31, 2010

	Managers International Equity Fund
	2011	2010
Increase (Decrease) in Net Assets From Operations:
Net investment income	$1,058,946	$990,773
Net realized gain on investments, futures and foreign currency transactions	5,386,499	7,334,174
Net change in unrealized depreciation of investments, futures and foreign currency contracts and translations	(1,656,772)	(4,296,264)
Net increase in net assets resulting from operations	4,788,673	4,028,683
Distributions to Shareholders:
From net investment income	—	(1,000,087)
From Capital Share Transactions:
Proceeds from sale of shares[1]	5,577,149	12,602,849
Reinvestment of dividends and distributions	—	959,416
Cost of shares repurchased	(23,219,584)	(34,035,935)
Net decrease from capital share transactions	(17,642,435)	(20,473,670)
Total decrease in net assets	(12,853,762)	(17,445,074)
Net Assets:
Beginning of period	109,350,235	126,795,309
End of period	$96,496,473	$109,350,235
End of period undistributed net investment income	$1,465,333	$406,387

Share Transactions:
Sale of shares	101,569	250,788
Reinvested shares	—	18,274
Shares repurchased	(425,099)	(678,900)
Net decrease in shares	(323,530)	(409,838)

[1]

For the six months ended June 30, 2011 and the year ended 2010, the proceeds from the sale of shares for Managers International Equity includes the receipt of market timing settlements of $0 and $125,379, respectively.

The accompanying notes are an integral part of these financial statements.
26

Statements of Changes in Net Assets For the six months ended June 30, 2011 (unaudited) and for the year ended December 31, 2010

	Managers Emerging Markets Equity Fund		Managers Global Bond Fund
	2011	2010	2011	2010
Increase (Decrease) in Net Assets From Operations:
Net investment income	$213,387	$257,830	$324,378	$653,878
Net realized gain (loss) on investments, futures and foreign currency transactions	6,658,888	13,322,407	440,249	(781,117)
Net change in unrealized appreciation (depreciation) of investments, futures and foreign currency translations	(7,069,637)	(2,629,270)	462,053	1,873,217
Net increase (decrease) in net assets resulting from operations	(197,362)	10,950,967	1,226,680	1,745,978
Distributions to Shareholders:
From net investment income	—	(114,817)	—	(1,100,009)
From Capital Share Transactions:
Proceeds from sale of shares	16,054,113	18,247,454	5,123,841	10,516,298
Reinvestment of dividends and distributions	—	96,956	—	1,002,689
Cost of shares repurchased	(31,878,608)	(50,993,858)	(6,298,794)	(12,588,977)
Net decrease from capital share transactions	(15,824,495)	(32,649,448)	(1,174,953)	(1,069,990)
Total increase (decrease) in net assets	(16,021,857)	(21,813,298)	51,727	(424,021)
Net Assets:
Beginning of period	74,474,546	96,287,844	25,722,262	26,146,283
End of period	$58,452,689	$74,474,546	$25,773,989	$25,722,262
End of period undistributed net investment income	$471,325	$257,938	$571,951	$247,573

Share Transactions:
Sale of shares	1,043,573	1,351,886	258,539	539,170
Reinvested shares	—	6,421	—	52,579
Shares repurchased	(2,107,452)	(3,630,681)	(318,929)	(649,900)
Net decrease in shares	(1,063,879)	(2,272,374)	(60,390)	(58,151)

The accompanying notes are an integral part of these financial statements.
27

Financial Highlights For a share outstanding throughout each period

	For the six months ended June 30, 2011 (unaudited)	For the year ended December 31,
Managers International Equity Fund		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$52.99	$51.26	$39.19	$77.13	$67.42	$53.76
Income from Investment Operations:
Net investment income	0.57 [3]	0.44 [3]	0.58 [3]	0.76 [3]	0.47	0.69
Net realized and unrealized gain (loss) on investments	1.89 [3]	1.77 [3]	11.84 [3]	(38.52)[3]	9.60	14.15
Total from investment operations	2.46	2.21	12.42	(37.76)	10.07	14.84
Less Distributions to Shareholders from:
Net investment income	—	(0.48)	(0.35)	(0.18)	(0.36)	(1.18)
Net Asset Value, End of Period	$55.45	$52.99	$51.26	$39.19	$77.13	$67.42
Total Return[1]	4.64%[4,6]	4.33%[4]	31.68%	(48.92)%	14.94%[4]	27.63%
Ratio of net expenses to average net assets	1.39%[7]	1.44%	1.48%	1.48%	1.48%	1.45%
Ratio of net investment income to average net assets[1]	2.10%[7]	0.89%	1.34%	1.24%	0.60%	0.70%
Portfolio turnover	26%[6]	58%	128%	142%	98%	70%
Net assets at end of period (000’s omitted)	$96,496	$109,350	$126,795	$127,984	$302,025	$230,916

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.71%[7]	1.70%	1.73%	1.64%	1.61%	1.47%
Ratio of net investment income to average net assets	1.78%[7]	0.63%	1.09%	1.08%	0.46%	0.68%

	For the six months ended June 30, 2011 (unaudited)	For the year ended December 31,
Managers Emerging Markets Equity Fund		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$15.39	$13.54	$8.09	$26.80	$24.44	$20.10
Income from Investment Operations:
Net investment income	0.05 [3]	0.04 [3]	0.03 [3]	0.15 [3]	0.04 [3]	0.22
Net realized and unrealized gain (loss) on investments	0.04 [3]	1.83 [3]	5.45 [3]	(15.02)[3]	7.20 [3]	6.66
Total from investment operations	0.09	1.87	5.48	(14.87)	7.24	6.88
Less Distributions to Shareholders from:
Net investment income	—	(0.02)	(0.03)	(0.19)	—	(0.22)
Net realized gain on investments	—	—	—	(3.65)	(4.88)	(2.32)
Total distributions to shareholders	—	(0.02)	(0.03)	(3.84)	(4.88)	(2.54)
Net Asset Value, End of Period	$15.48	$15.39	$13.54	$8.09	$26.80	$24.44
Total Return[1]	0.58%[6]	13.84%	67.94%	(54.87)%[4]	29.50%[4]	34.50%
Ratio of net expenses to average net assets	1.74%[7]	1.76%	1.77%[5]	1.77%[5]	1.78%	1.76%
Ratio of net investment income to average net assets[1]	0.68%[7]	0.29%	0.32%[5]	0.76%[5]	0.13%	0.89%
Portfolio turnover	28%[6]	69%	103%	49%	62%	41%
Net assets at end of period (000’s omitted)	$58,453	$74,475	$96,288	$60,355	$198,235	$152,983

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	2.15%[7]	2.07%	2.13%	2.03%	1.93%	1.76%
Ratio of net investment income (loss) to average net assets	0.27%[7]	(0.02)%	(0.04)%	0.50%	(0.02)%	0.89%

The accompanying notes are an integral part of these financial statements.
28

Financial Highlights For a share outstanding throughout each period

	For the six months ended June 30, 2011 (unaudited)	For the year ended December 31,
Managers Global Bond Fund		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$19.33	$18.82	$16.93	$21.31	$21.17	$20.19
Income from Investment Operations:
Net investment income	0.25 [3]	0.50 [3]	0.89 [3]	0.76 [3]	0.70 [3]	0.45
Net realized and unrealized gain (loss) on investments	0.71 [3]	0.87 [3]	3.22 [3]	(2.93)[3]	0.88 [3]	1.05
Total from investment operations	0.96	1.37	4.11	(2.17)	1.58	1.50
Less Distributions to Shareholders from:
Net investment income	—	(0.86)	(2.22)	(2.18)	(1.43)	(0.49)
Net realized gain on investments	—	—	—	(0.03)	(0.01)	(0.03)
Total distributions to shareholders	—	(0.86)	(2.22)	(2.21)	(1.44)	(0.52)
Net Asset Value, End of Period	$20.29	$19.33	$18.82	$16.93	$21.31	$21.17
Total Return[1]	4.97%[6]	7.27%	24.27%[4]	(10.07)%[4]	7.52%[4]	7.36%
Ratio of net expenses to average net assets	1.10%[7]	1.10%	1.10%	1.10%	1.19%	1.19%
Ratio of net investment income to average net assets[1]	2.55%[7]	2.57%	4.82%	3.62%	3.25%	2.86%
Portfolio turnover	46%[6]	131%	102%	56%	152%	56%
Net assets at end of period (000’s omitted)	$25,774	$25,722	$26,146	$47,735	$92,124	$53,670

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.40%[7]	1.43%	1.32%	1.25%	1.25%	1.27%
Ratio of net investment income to average net assets	2.25%[7]	2.24%	4.60%	3.47%	3.18%	2.78%

The following notes should be read in conjunction with the Financial Highlights of the Funds presented on this page and the preceding page.

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) to the Notes to Financial Statements.)
[2]

Excludes the impact of expense (reimbursement)/recoupment and expense reductions such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) to the Notes to Financial Statements.)

[3]	Per share numbers have been calculated using average shares.
[4]	The Total Return is based on the Financial Statement Net Asset Values as shown above.
[5]	Excludes interest expense for the years ended December 31, 2009 and 2008, of 0.02% and 0.03%, respectively, for Emerging Markets Equity. (See Note 1(c) of Notes to Financial Statements.)
[6]	Not annualized.
[7]	Annualized.

29

Notes to Financial Statements June 30, 2011 (unaudited)

1.	Summary of Significant Accounting Policies

The Managers Funds (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are: Managers International Equity Fund (“International Equity”), Managers Emerging Markets Equity Fund (“Emerging Markets Equity”), and Managers Global Bond Fund (“Global Bond”), each a “Fund” and collectively the “Funds.” The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Funds’ investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”). Under certain circumstances, the value of certain Fund investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. Each Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. In accordance with procedures approved by the Board, the Investment Manager relies upon recommendations of a third-party fair valuation service in adjusting the prices of such foreign portfolio investments. The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices when thinly traded securities are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures.

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. The valuations provided by the pricing services for fixed-income securities reflect the evaluated bid price of such securities. Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share except iShares or other ETF’s, which are valued the same as equity securities. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between securities and yield to maturity in determining value. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair

30

Notes to Financial Statements (continued)

value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities )

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b.	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

The following Funds had certain portfolio trades directed to various brokers, under a brokerage recapture program, which paid a portion of the Fund’s expenses. For the six months ended June 30, 2011, under these arrangements the amount by which the Funds’ expenses were reduced and the impact on the expense ratios were as follows: International Equity – $216 or 0.00%.

The Funds have a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to each Fund. For the six months ended June 30, 2011, the custodian expense was not reduced.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal funds rate on the day of the overdraft. For the six months ended June 30, 2011, overdraft fees were as follows: International Equity – $15, Emerging Markets Equity – $62 and Global Bond Fund – $0.

The Trust also has a balance credit arrangement with its Transfer Agent, BNY Mellon Investment Servicing (US) Inc., (formerly PNC Global Investment Servicing (U.S.) Inc.), whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended June 30, 2011, the transfer agent expense was reduced as follows: International Equity - $43; Emerging Markets Equity – $27 and Global Bond – $11.

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense reductions such as brokerage recapture credits but include non-reimbursable expenses, if any, such as interest and taxes.

d.	Dividends and Distributions

Dividends resulting from net investment income and distributions of capital gains, if any, will be made annually in December and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes, foreign currency, futures and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

31

Notes to Financial Statements (continued)

e.	Federal Taxes

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of their taxable income and gains to their shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2007-2010), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f.	Capital Loss Carryovers

As of June 30, 2011 the following Funds had accumulated net realized capital loss carryovers from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through the expiration dates listed.

Fund	Capital Loss Carryover Amount	Expires December 31,
International Equity	$16,170,119	2011
	19,998,844	2016
	26,006,476	2017
	5,694,974	2018

Total	$67,870,413

Emerging Markets Equity	$14,606,052	2017

Global Bond *	$906,645	2016
	2,196,208	2017
	1,033,512	2018

Total	$4,136,365

*	The Fund’s ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on results of share ownership activity.
g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At June 30, 2011, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the outstanding shares of the following Funds: Emerging Markets Equity – two collectively own 32% and Global Bond – one owns 18%. Transactions by these shareholders may have a material impact on the Funds.

h.	Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2.	Agreements and Transactions with Affiliates

For each of the Funds, the Trust has entered into an Investment Management Agreement under which the Investment Manager, an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration. The Investment Manager selects subadvisors for the Funds (subject to Trustee approval) and monitors each subadvisor’s investment programs and results. Each Fund’s investment portfolio is managed by one or more portfolio managers who serve pursuant to a Subadvisory Agreement with the Investment Manager.

32

Notes to Financial Statements (continued)

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2011, the annual investment management fee rates, as a percentage of average daily net assets, were as follows: International Equity – 0.90%; Emerging Markets Equity – 1.15%; and Global Bond – 0.70%.

The Trust has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as each Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Funds’ operations, including administration and shareholder services to each Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Funds’ shareholders. Under the terms of the Administration Agreement, each of the Funds, except Global Bond, pay a fee to the Administrator at the rate of 0.25% per annum of the Funds’ average daily net assets. Global Bond pays a fee to the Administrator at the rate of 0.20% per annum of the Fund’s average daily net assets.

The Investment Manager for International Equity, Emerging Markets Equity and Global Bond has contractually agreed, through at least May 1, 2012, to waive management fees and/or reimburse Fund expenses in order to limit total annual operating expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) to 1.39%, 1.74% and 1.10%, respectively, of the Fund’s average daily net assets.

Each Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement occurs and that such repayment would not cause the Fund’s total operating expenses in any such future year to exceed that Fund’s respective expense cap. For the six months ended June 30, 2011, each Fund’s components of reimbursement are detailed in the following chart:

	International Equity	Emerging Markets Equity
Reimbursement Available - 12/31/10	$952,411	$864,105
Additional Reimbursements	161,678	129,142
Repayments	—	—
Expired Reimbursements	(195,949)	(170,308)

Reimbursement Available - 06/30/11	$918,140	$822,939

Global Bond
Reimbursement Available - 12/31/10	$176,253
Additional Reimbursements	38,669
Repayments	—
Expired Reimbursements	(15,509)

Reimbursement Available - 06/30/11	$199,413

Effective January 1, 2011, the aggregate annual retainer paid to each Independent Trustee of the Board is $80,000, plus $5,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $20,000 per year. The Chairman of the Audit Committee receives an additional payment of $8,000 per year. (Prior to January 1, 2011, the aggregate annual retainer paid to each Independent Trustee of the Board was $65,000, plus $4,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts received an additional payment of $15,000 per year. The Chairman of the Audit Committee received an additional payment of $5,000 per year.) The Trustees’ fees and expenses are allocated among all of the funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such funds. The “Trustees fees and expenses” shown in the financial statements represents the Funds’ allocated portion of the total fees and expenses paid by the Managers Funds.

The Funds are distributed by Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the principal underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. MDI bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Funds in the Managers Funds. Participation in this interfund lending program is voluntary for both borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended June 30, 2011, the following Funds either borrowed from or lent to other Managers Funds: Emerging Markets Equity borrowed varying amounts up to $4,761,210 for 13 days paying interest of $1,225; Global Bond borrowed varying amounts up to $822,854 for 1 day paying interest of $26. The interest amounts are included in the Statements of Operations in miscellaneous expense.

33

Notes to Financial Statements (continued)

3.	Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term securities and U.S. Government obligations) For the six months ended June 30, 2011, were as follows:

	Long-Term Securities		U.S. Government Obligations
Fund	Purchases	Sales	Purchases	Sales
International Equity	$25,888,316	$42,738,066	N/A	N/A
Emerging Markets Equity	17,383,037	36,026,309	N/A	N/A
Global Bond	7,717,278	9,397,859	$4,088,808	$1,940,366

4.	Portfolio Securities Loaned

For the six months ended June 30, 2011, the Funds participated in a securities lending program offered by BNYM, providing for the lending of securities to qualified brokers. Securities lending fees include earnings of temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and/or government securities and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Collateral received in the form of cash is invested temporarily in the BNY Mellon Overnight Government Fund, formerly the BNY Institutional Cash Reserves Fund (the “ICRF”), or other short-term investments as defined in the Securities Lending Agreement with BNYM.

Effective August 2, 2010, the Trust, on behalf of each applicable Fund, entered into an agreement with The Bank of New York Mellon and the Bank of New York Mellon Corporation (“BNYMC”) with respect to each Fund’s position in the ICRF, pursuant to which (i) BNYMC will support the value of certain defaulted securities issued by Lehman Brothers Holdings, Inc. and held by ICRF, and (ii) if certain conditions are met, BNYMC will purchase the defaulted securities from each Fund in September 2011. Each applicable Fund is fair valuing its position in the ICRF daily based on the agreement. Each Fund’s position in the separate sleeve of the ICRF is included in the Schedule of Portfolio Investments and the unrealized loss on such investment is included in Net Unrealized Appreciation on the Statement of Assets and Liabilities and the Statement of Operations.

5.	Commitments and Contingencies

In the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds expect the risks of loss to be remote.

6.	Forward Commitments

Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on a Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. However, if a Fund enters into such a transaction, the Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

7.	Derivative Instruments

The following disclosures contain information on how and why the Funds use derivative instruments, the credit risk and how derivative instruments affect the Funds’ financial position, results of operations and cash flows. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table in the Notes to Schedules of Portfolio Investments. The derivative instruments outstanding as of year end as disclosed in the Statement of Assets and Liabilities and the realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed in the Statement of Operations serve as indicators of the volume of derivative activity for the Funds.

a.	Forward Foreign Currency Contracts

During the six months ended June 30, 2011, International Equity and Global Bond entered into forward foreign currency exchange contracts to facilitate transactions in foreign securities and to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated investment securities.

34

Notes to Financial Statements (continued)

A forward foreign currency exchange contract is an agreement between a Fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Gain or loss on the purchase or sale of contracts having the same settlement date, amount and counterparty is realized on the date of offset, otherwise gain or loss is realized on the settlement date.

Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

b.	Futures Contracts

International Equity and Global Bond entered into futures contracts, including futures contracts on global equity and fixed-income securities, interest rate futures contracts, foreign currency futures contracts and futures contracts on security indices (including broad-based security indices). The Funds purchased or sold futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or a Fund may not be able to close out the contract when it desires to do so, resulting in losses.

On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent payments (variation margin) are made or received each day. The variation margin payments equal the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures or forward currency contracts.

8.	New Accounting Standards

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU 2011-04 requires common fair value measurement and disclosure requirements between U.S. GAAP and International Financial Reporting Standards. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

9.	Subsequent Events

At a meeting held on June 9-10, 2011, the Board approved a new contractual expense limitation with respect to International Equity and Emerging Markets Equity. Effective July 1, 2011, Managers has contractually agreed, until at least May 1, 2013, to waive management fees and/or reimburse Fund expenses in order to limit total annual fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) of International Equity and Emerging Markets Equity to 1.34% and 1.64%, respectively, of each Fund’s average daily net assets. Immediately prior to July 1, 2011, the Funds had contractual expense limitations of 1.39% and 1.74%, respectively.

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require additional disclosure in or adjustment of the Funds’ financial statements.

35

Annual Renewal of Investment Advisory Agreements (unaudited)

On June 9-10, 2011, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for each of the Funds identified below and the Subadvisory Agreement for each of the Subadvisors. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and each Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (each a “Peer Group”), performance information for relevant benchmark indices (each a “Fund Benchmark”) and, with respect to each Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 9-10, 2011, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisors under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Funds and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisors; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance programs. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and to maintain contractual expense limitations for the Funds. The Trustees also considered the Investment Manager’s risk management processes.

For each Fund, the Trustees also reviewed information relating to each Subadvisor’s operations and personnel and the investment philosophy, strategies and techniques (for each Subadvisor, its “Investment Strategy”) used in managing the Fund or the portion of the Fund for which the Subadvisor has portfolio management responsibility. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding each Subadvisor’s organizational and management structure and each Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individual or individuals at each Subadvisor with portfolio management responsibility for the portion of the Fund managed by the Subadvisor, including the information set forth in the Fund’s prospectus and statement of additional information. With respect to those Funds managed with multiple Subadvisors, the Trustees also noted information provided by the Investment Manager regarding the manner in which each Subadvisor’s Investment Strategy complements those utilized by the Fund’s other Subadvisors. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by each Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance programs. The Trustees also took into account the financial condition of each Subadvisor with respect to its ability to provide the services required under its Subadvisory Agreement. The Trustees also considered each Subadvisor’s risk management processes.

Performance.

As noted above, the Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered each Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund or the portion of the Fund managed by each Subadvisor as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and Investment Strategies, including with respect to the portion of the Fund managed by each Subadvisor. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadvisor. The Board also noted each Subadvisor’s performance record with respect to the Fund. The Board was mindful of the Investment Manager’s attention to monitoring each Subadvisor’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

36

Annual Renewal of Investment Advisory Agreements (continued)

Advisory Fees and Profitability.

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing each Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadvisor(s) and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by each Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain expense limitations for the Funds.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current and potential asset levels of each Fund and the willingness of the Investment Manager to waive fees and pay expenses for all of the Funds from time to time as a means of limiting total expenses. The Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Trustees also considered management’s discussion of the current asset levels of the Funds, including the effect on assets attributable to the economic and market conditions since 2008, and considered the impact on profitability of the current asset levels and any future growth of assets of the Funds. The Board took into account management’s discussion of the current advisory fee structure. In this regard, the Trustees noted that, unlike a mutual fund that is managed by a single investment adviser, the Funds operate in a manager-of-managers structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fees for any Fund at this time. With respect to economies of scale, the Trustees also noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

Subadvisory Fees and Profitability.

In considering the reasonableness of the fee payable by the Investment Manager to each Subadvisor, the Trustees relied on the ability of the Investment Manager to negotiate the terms of the Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Subadvisors are not affiliated with the Investment Manager. In addition, the Trustees considered other potential benefits of the subadvisory relationship to a Subadvisor, including, among others, the indirect benefits that the Subadvisor may receive from the Subadvisor’s relationship with a Fund, including any so-called “fallout benefits” to the Subadvisor, such as reputational value derived from the Subadvisor serving as Subadvisor to the Fund. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. Accordingly, the cost of services to be provided by each Subadvisor and the profitability to each Subadvisor of its relationship with a Fund were not material factors in the Trustees’ deliberations. For similar reasons, and based on the current size of the portion of the Fund managed by each Subadvisor, the Trustees concluded that any economies of scale being realized by the Subadvisors was not a material factor in the Trustees’ deliberations at this time.

In addition to the foregoing, the Trustees considered the specific factors and related conclusions set forth below with respect to each Fund.

MANAGERS EMERGING MARKETS EQUITY FUND

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2011 was below the median performance of the Peer Group and below the performance of the Fund Benchmark, the MSCI Emerging Markets Index. The Trustees took into account management’s discussion of the Fund’s performance, including the addition of a Subadvisor to the Fund in 2009 and noted that both the Fund’s Subadvisors continue to have strong longer-term performance records and that the Manager remains confident in the Subadvisors. The Trustees also took into account management’s discussion of the Fund’s performance, including the impact of the Fund’s short-term underperformance on its longer-term performance. The Trustees concluded that management has taken appropriate steps to address the Fund’s performance.

Advisory Fees.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2011 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager

37

Annual Renewal of Investment Advisory Agreements (continued)

has contractually agreed to lower the Fund’s contractual expense limitation from 1.74% to 1.64% of the Fund’s net annual operating expenses (subject to certain excluded expenses) effective July 1, 2011 through at least May 1, 2013. The Trustees also took into account management’s discussion of the Fund’s expenses. The Board also took into account the current size of the Fund and the Peer Group in which it is placed. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisors, the foregoing expense limitation and the considerations noted above with respect to the Subadvisors and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

MANAGERS GLOBAL BOND FUND

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2011 was above the median performance of the Peer Group and above the performance of the Fund Benchmark, the Barclays Capital Global Aggregate Bond Index. The Trustees took into account management’s discussion of the Fund’s more recent performance and that the Fund ranked in the top quartile of its Peer Group over the 10-year period. The Trustees concluded that the Fund’s performance has been satisfactory.

Advisory Fees.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2011 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through April 1, 2012, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.10%. The Board took into account management’s discussion of the Fund’s expenses and the current size of the Fund. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

MANAGERS INTERNATIONAL EQUITY FUND

Fund Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2011 was below the median performance of the Peer Group and below the performance of the Fund Benchmark, the MSCI EAFE Index. The Trustees took into account management’s discussion of the Fund’s performance, including the impact of current market conditions on the Fund’s performance and also noted the Fund’s more recent improved performance. The Trustees also took into account the fact that the Investment Manager added a new Subadvisor to the Fund at the end of the first quarter of 2009 to address performance challenges and noted that management remains confident in each Subadvisor’s ability to execute its investment strategy going forward and that management would continue to monitor the Fund’s performance. The Trustees concluded that management has taken appropriate steps to address the Fund’s performance.

Advisory Fees.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2011 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed to lower the Fund’s contractual expense limitation from 1.39% to 1.34% of the Fund’s net annual operating expenses (subject to certain excluded expenses) effective July 1, 2011 through at least May 1, 2013. The Board took into account management’s discussion of the Fund’s expenses and the current size of the Fund. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisors, the foregoing expense limitation and the considerations noted above with respect to the Subadvisors and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

*    *    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and each Subadvisory Agreement: (a) the Investment Manager and each Subadvisor have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the applicable Subadvisory Agreements; (b) each Subadvisor’s Investment Strategy is appropriate for pursuing the applicable Fund’s investment objectives; and (c) the Investment Manager and each Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 9-10, 2011, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreements (as applicable) for each Fund.

38

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Investment Manager and Administrator

Managers Investment Group

LLC 333 W. Wacker Drive

Suite 1200 Chicago, IL

60606 (800) 835-3879

Distributor

Managers Distributors, Inc.

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY	11217

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.*

Attn: Managers

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

Trustees

Jack W. Aber

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

For Managers Choice Only

Managers

c/o BNY Mellon Investment Servicing (US) Inc.*

P.O. Box 9847

Providence, RI 02940-8047

(800) 358-7668

*	Formerly PNC Global Investment Servicing (U.S.) Inc.

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS		BALANCED FUNDS
CADENCE CAPITAL APPRECIATION	INTERNATIONAL EQUITY	CHICAGO EQUITY PARTNERS BALANCED

CADENCE FOCUSED GROWTH

CADENCE MID-CAP

CADENCE EMERGING COMPANIES

Cadence Capital Management, LLC

CHICAGO EQUITY PARTNERS MID-CAP

Chicago Equity Partners, LLC

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

Schroder Investment Management

North America Inc.

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

FRONTIER SMALL CAP GROWTH

Frontier Capital Management Company, LLC

GW&K SMALL CAP EQUITY

Gannett Welsh & Kotler, LLC

INSTITUTIONAL MICRO-CAP

MICRO-CAP

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AllianceBernstein L.P.

Lazard Asset Management, LLC

Martin Currie Inc.

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RENAISSANCE LARGE CAP GROWTH

Renaissance Group LLC

SKYLINE SPECIAL EQUITIES

PORTFOLIO

Skyline Asset Management, L.P.

SPECIAL EQUITY

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TSCM GROWTH EQUITY

TimesSquare Capital Management, LLC

TRILOGY GLOBAL EQUITY

TRILOGY EMERGING MARKETS EQUITY

TRILOGY INTERNATIONAL SMALL CAP

Trilogy Global Advisors, L.P.

Chicago Equity Partners, LLC

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

FQ GLOBAL ESSENTIALS

First Quadrant, L.P.

INCOME FUNDS

BOND (MANAGERS)

FIXED INCOME

GLOBAL BOND

Loomis, Sayles & Co., L.P.

BOND (MANAGERS PIMCO)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Miller Tabak Asset Management LLC

GW&K MUNICIPAL BOND

GW&K MUNICIPAL ENHANCED YIELD

Gannett Welsh & Kotler, LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

SEMI-ANNUAL REPORT

Managers Funds

June 30, 2011

Managers Special Equity Fund

Managers Special Equity Fund Semi-Annual Report — June 30, 2011 (unaudited)

TABLE OF CONTENTS	Page

ABOUT YOUR FUND’S EXPENSES	1

FUND PERFORMANCE	2

FUND SNAPSHOTS AND SCHEDULE OF PORTFOLIO INVESTMENTS	3

FINANCIAL STATEMENTS:

Statement of Assets and Liabilities	9
Fund’s balance sheet, net asset value (NAV) per share computation and cumulative undistributed amount

Statement of Operations	10
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the period

Statement of Changes in Net Assets	11
Detail of changes in Fund assets for the past two periods

FINANCIAL HIGHLIGHTS	12
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	13
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENT	18

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2011	Expense Ratio for the Period	Beginning Account Value 01/01/11	Ending Account Value 06/30/11	Expenses Paid During the Period*
Managers Special Equity Fund - Managers Class
Based on Actual Fund Return	1.41%	$1,000	$1,143	$7.49
Based on Hypothetical 5% Annual Return	1.41%	$1,000	$1,018	$7.05
Managers Special Equity Fund - Institutional Class
Based on Actual Fund Return	1.16%	$1,000	$1,144	$6.17
Based on Hypothetical 5% Annual Return	1.16%	$1,000	$1,019	$5.81

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

1

Managers Special Equity Fund Performance

All periods ended June 30, 2011 (unaudited)

The table below shows the average annual total returns for the periods indicated for Managers Special Equity Fund and the Russell 2000® Growth Index.

	Average Annual Total Returns[1]
Managers Special Equity Fund[2]	Six Months	One Year	Five Years	Ten Years	Inception Date
Managers Class	14.29%	55.86%	3.42%	4.24%	06/01/1984
Institutional Class	14.43%	56.25%	3.65%	—	05/03/2004
Russell 2000® Growth Index	8.59%	43.50%	5.79%	4.63%	06/01/1984	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and the principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call (800) 835-3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Funds are distributed by Managers Distributors, Inc., a member of FINRA.

The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.

The Russell 2000® Growth Index measures the performance of the Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Index is unmanaged, is not available for investment, and does not incur expenses.

The Russell 2000® Growth Index is a trademark of Russell Investments. Russell® is a trademark of Russell Investments.

†	The date reflects the inception date of the Fund, not the index.
[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2011. All returns are in U.S. dollars($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.

Not FDIC insured, nor bank guaranteed. May lose value.

2

Managers Special Equity Fund Fund Snapshots June 30, 2011 (unaudited)

Portfolio Breakdown

Industry	Managers Special Equity Fund**	Russell 2000® Growth Index
Information Technology	22.2%	24.6%
Consumer Discretionary	19.4%	14.8%
Industrials	16.9%	15.6%
Health Care	16.3%	19.2%
Financials	8.4%	7.3%
Energy	7.9%	8.7%
Materials	5.5%	4.6%
Consumer Staples	2.2%	3.8%
Telecommunication Services	0.4%	1.3%
Utilities	0.0%	0.1%
Other Assets and Liabilities	0.8%	0.0%

** As a percentage of net assets

Top Ten Holdings

Security Name		Percentage of Net Assets
SXC Health Solutions Corp.*		2.0%
Rosetta Resources, Inc.		1.6
Signature Bank		1.3
Sourcefire, Inc.		1.2
IPG Photonics Corp.		1.2
BE Aerospace, Inc.*		1.2
Acacia Research Corp.		1.1
Polypore International, Inc.		1.1
Wolverine World Wide, Inc.		1.1
Steven Madden, Ltd.*		1.1

Top Ten as a Group		12.9%

*	Top Ten Holding at December 31, 2010

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

3

Managers Special Equity Fund Schedule of Portfolio Investments June 30, 2011 (unaudited)

	Shares		Value
Common Stocks - 99.2%
Consumer Discretionary - 19.4%
Aeropostale, Inc.*	35,141		$614,968
America’s Car-Mart, Inc.*	41,547		1,371,051
Ameristar Casinos, Inc.	42,200		1,000,562
AnnTaylor Stores Corp.*	42,762		1,116,088
Ascena Retail Group, Inc.*	34,500		1,174,725
Biglari Holdings, Inc.*	1,117		436,803
BJ’s Restaurants, Inc.*	48,872		2,558,937
Bravo Brio Restaurant Group, Inc.*	58,318		1,424,709
Bridgepoint Education, Inc.*	7,620	[2]	190,500
Brunswick Corp.	10,169		207,448
Buckle, Inc., The	17,130	[2]	731,451
Carter’s, Inc.*	1,698		52,230
Cato Corporation, The, Class A	22,730		654,624
Cheesecake Factory, Inc., The*	15,890		498,469
Children’s Place Retail Stores, Inc., The*	3,263		145,171
Coinstar, Inc.*	8,785	[2]	479,134
Collective Brands, Inc.*	2,294		33,699
Cracker Barrel Old Country Store, Inc.	12,738		628,111
Crocs, Inc.*	69,218		1,782,364
Dana Holding Corp.*	33,920	[2]	620,736
Deckers Outdoor Corp.*	18,525		1,632,794
Dick’s Sporting Goods, Inc.*	23,968		921,570
DSW, Inc.*	13,307	[2]	673,467
Eastman Kodak Co.*	4,241	[2]	15,183
Express, Inc.*	34,866		760,079
Finish Line, Inc., The, Class A	95,045		2,033,962
Fossil, Inc.*	10,909		1,284,207
G-III Apparel Group, Ltd.*	51,220		1,766,066
Global Sources, Ltd.*	34,870		320,455
Group 1 Automotive, Inc.	41,197		1,696,492
HomeAway, Inc.*	1,500		58,050
IMAX Corp.*	34,031		1,103,625
iRobot Corp.*	29,235		1,031,703
Jos. A. Bank Clothiers, Inc.*	21,409		1,070,664
K12, Inc.*	32,556		1,078,906
Lions Gate Entertainment Corp.*	86,300		571,306
Lululemon Athletica, Inc.*	15,191	[2]	1,698,658
Oxford Industries, Inc.	42,920		1,448,979
Panera Bread Co., Class A*	11,700		1,470,222

	Shares		Value
Peet’s Coffee & Tea, Inc.*	8,694		$501,644
Penske Automotive Group, Inc.*	37,090	[2]	843,427
Pier 1 Imports, Inc.*	248,245		2,872,195
Polaris Industries, Inc.	11,010		1,223,982
Saks, Inc.*	24,869	[2]	277,787
Sally Beauty Holdings, Inc.*	52,449		896,878
Select Comfort Corp.*	56,970		1,024,321
Shoe Carnival, Inc.*	50,740		1,529,811
Shutterfly, Inc.*	18,838		1,081,678
Sodastream International, Ltd.*	17,523	[2]	1,065,574
Steven Madden, Ltd.*	106,301		3,987,350
Strayer Education, Inc.	3,111	[2]	393,199
Tempur-Pedic International, Inc.*	40,112	[2]	2,720,395
Tenneco Automotive, Inc.*	26,061		1,148,508
Texas Roadhouse, Inc., Class A	101,480		1,779,452
Tractor Supply Co.	21,118		1,412,372
Tupperware Brands Corp.	16,830		1,135,184
Ulta Salon, Cosmetics & Fragrance, Inc.*	32,981		2,129,912
Under Armour, Inc., Class A*	12,067	[2]	932,900
Vera Bradley, Inc.*	10,621	[2]	405,722
Vitamin Shoppe, Inc.*	19,230		879,965
Warnaco Group, Inc., The*	27,080		1,414,930
Wolverine World Wide, Inc.	96,698	[2]	4,037,141
Total Consumer Discretionary			70,052,495
Consumer Staples - 2.2%
B&G Foods, Inc.	33,102	[2]	682,563
Casey’s General Stores, Inc.	3,207	[2]	141,108
Coca-Cola Bottling Co. Consolidated	1,800		121,788
Diamond Foods, Inc.	13,516		1,031,811
Nu Skin Enterprises, Inc., Class A	39,687		1,490,247
Revlon, Inc., Class A*	47,800		803,040
TreeHouse Foods, Inc.*	67,970		3,711,842
Total Consumer Staples			7,982,399
Energy - 7.9%
Approach Resources, Inc.*	151,120		3,425,890
Berry Petroleum Co., Class A	17,865		949,167
CARBO Ceramics, Inc.	18,891		3,078,288
Clayton Williams Energy, Inc.*	12,191		732,070
Complete Production Services, Inc.*	22,059		735,888
CVR Energy, Inc.*	36,614		901,437
ION Geophysical Corp.*	82,343		778,965

The accompanying notes are an integral part of these financial statements.
4

Managers Special Equity Fund Schedule of Portfolio Investments (continued)

	Shares		Value
Energy - 7.9% (continued)
Kodiak Oil & Gas Corp.*	161,020		$929,085
Lufkin Industries, Inc.	10,594		911,614
Oasis Petroleum, Inc.*	41,667	[2]	1,236,677
OYO Geospace Corp.*	5,560		556,000
Rosetta Resources, Inc.*	110,690		5,704,962
RPC, Inc.	74,265	[2]	1,822,463
Stone Energy Corp.*	35,727		1,085,744
Superior Energy Services, Inc.*	93,550		3,474,447
Tesco Corp.*	34,000		659,940
Venoco, Inc.*	27,800		354,172
W&T Offshore, Inc.	48,366		1,263,320
Total Energy			28,600,129
Financials - 8.4%
Advance America, Cash Advance Centers, Inc.	83,300		573,937
Altisource Portfolio Solutions S.A.*	31,640		1,164,352
Calamos Asset Management, Inc., Class A	50,459		732,665
Cohen & Steers, Inc.	10,760		356,694
Credit Acceptance Corp.*	7,706		650,926
eSpeed, Inc., Class A	27,430		212,034
Financial Engines, Inc.*	58,505		1,516,450
GAMCO Investors, Inc., Class A	6,599	[2]	305,468
Green Dot Corp., Class A*	4,261	[2]	144,789
Home Bancshares, Inc.	115,250	[2]	2,724,510
Horace Mann Educators Corp.	9,990		155,944
MarketAxess Holdings, Inc.	101,345	[2]	2,539,706
Noah Holdings, Ltd., Sponsored ADR*	6,542		73,532
Ocwen Financial Corp.*	56,576		721,910
Portfolio Recovery Associates, Inc.*	13,581		1,151,533
PrivateBancorp, Inc.	197,210		2,721,498
Prosperity Bancshares, Inc.	74,801	[2]	3,277,779
Signature Bank*	84,435	[2]	4,829,681
SVB Financial Group*	39,769		2,374,607
Texas Capital Bancshares, Inc.*	51,505	[2]	1,330,374
Washington Banking Co.	89,500	[2]	1,183,190
World Acceptance Corp.*	24,064		1,577,876
Total Financials			30,319,455
Health Care - 16.3%
Abiomed, Inc.*	8,400		136,080
Affymetrix, Inc.*	89,000		705,770

	Shares		Value
Air Methods Corp.*	9,757		$729,238
Align Technology, Inc.*	59,160		1,348,848
Amarin Corp. PLC, Sponsored ADR*	81,575		1,180,390
Amedisys, Inc.*	629		16,750
AMERIGROUP Corp.*	31,800		2,240,946
Ariad Pharmaceuticals, Inc.*	19,614	[2]	222,227
Arqule, Inc.*	50,540		315,875
Array BioPharma, Inc.*	55,880		125,171
ArthroCare Corp.*	10,600		354,782
athenahealth, Inc.*	18,851		774,776
Auxilium Pharmaceuticals, Inc.*	4,420		86,632
AVEO Pharmaceuticals, Inc.*	11,100		228,771
BioCryst Pharmaceuticals, Inc.*	34,600		132,172
BioMarin Pharmaceutical, Inc.*	21,792		592,960
Cantel Medical Corp.	17,130		460,968
Catalyst Health Solutions, Inc.*	57,014		3,182,521
Centene Corp.*	58,565		2,080,814
Cepheid*	43,855		1,519,137
Chemed Corp.	16,229		1,063,324
Codexis, Inc.*	13,600		130,968
Computer Programs & Systems, Inc.	36,220		2,299,246
CorVel Corp.*	46,935		2,201,252
Cubist Pharmaceuticals, Inc.*	37,341		1,343,903
DexCom, Inc.*	61,937		897,467
Endologix, Inc.*	167,658		1,559,219
Epocrates, Inc.*	24,490	[2]	451,596
Genomic Health, Inc.*	10,980		306,452
Geron Corp.*	43,910	[2]	176,079
HealthSpring, Inc.*	25,114		1,158,007
HMS Holdings Corp.*	32,675		2,511,727
Human Genome Sciences, Inc.*	8,747		214,651
ICU Medical, Inc.*	16,800		734,160
Impax Laboratories, Inc.*	93,166		2,030,087
Incyte Genomics, Inc.*	59,683	[2]	1,130,396
Insulet Corp.*	44,245		980,912
InterMune, Inc.*	12,240	[2]	438,804
Invacare Corp.	4,665		154,831
IPC The Hospitalist Co., Inc.*	54,890		2,544,153
Jazz Pharmaceuticals, Inc.*	29,749	[2]	992,129
Kensey Nash Corp.*	16,680		420,836
Ligand Pharmaceuticals, Inc.*	14,100		168,495

The accompanying notes are an integral part of these financial statements.
5

Managers Special Equity Fund Schedule of Portfolio Investments (continued)

	Shares		Value
Health Care - 16.3% (continued)
Masimo Corp.	16,090		$477,551
Medicis Pharmaceutical Corp., Class A	73,592		2,809,007
Nabi Biopharmaceuticals*	36,840		198,199
National Research	6,110		223,198
Neurocrine Biosciences, Inc.*	30,900		248,745
Novavax, Inc.*	103,900		209,878
NxStage Medical, Inc.*	5,337		111,116
Onyx Pharmaceuticals, Inc.*	23,179		818,219
Pacific Biosciences of California, Inc.*	20,832	[2]	243,734
Providence Service Corp.*	22,560		285,384
PSS World Medical, Inc.*	22,952	[2]	642,886
Quality Systems, Inc.	16,270	[2]	1,420,371
Rigel Pharmaceuticals, Inc.*	30,700		281,519
Spectrum Brands Holdings*	14,200	[2]	131,563
SXC Health Solutions Corp.*	124,066		7,309,970
Targacept, Inc.*	8,400		176,988
Tornier, N.V.*	19,063		513,748
U.S. Physical Therapy, Inc.	14,550		359,822
Vanda Pharmaceuticals, Inc.*	20,410		145,727
WellCare Health Plans, Inc.*	1,654		85,032
Zoll Medical Corp.*	29,555		1,674,586
Total Health Care			58,710,765
Industrials - 16.9%
Acacia Research Corp.*	110,776		4,064,371
Actuant Corp., Class A	18,033		483,825
Acuity Brands, Inc.	20,103		1,121,345
Applied Industrial Technologies, Inc.	31,401		1,118,190
Avis Budget Group, Inc.*	32,391		553,562
Barnes Group, Inc.	14,303	[2]	354,857
BE Aerospace, Inc.*	101,869		4,157,274
Belden CDT, Inc.	10,689	[2]	372,619
Brink’s Co., The	32,362		965,358
Chart Industries, Inc.*	65,391		3,529,806
Clean Harbors, Inc.*	11,534	[2]	1,190,886
Consolidated Graphics, Inc.*	4,500		247,275
CoStar Group, Inc.*	15,777		935,261
Cubic Corp.	17,470		890,795
Deluxe Corp.	39,469		975,279
EMCOR Group, Inc.*	9,380		274,928
EnerSys*	90,125		3,102,102
Exponent, Inc.*	16,700		726,617

	Shares		Value
Forward Air Corp.	7,497		$253,324
Genesee & Wyoming, Inc., Class A*	20,922		1,226,866
HEICO Corp.	16,813	[2]	920,344
Hexcel Corp.*	62,398		1,365,892
Higher One Holdings, Inc.*	47,168	[2]	892,419
HNI Corp.	11,059		277,802
Hub Group, Inc.*	51,155		1,926,497
II-VI, Inc.*	25,176		644,506
Insperity, Inc.	21,400		633,654
Interface, Inc., Class A	25,241		488,918
Kaydon Corp.	16,960		632,947
Knoll, Inc.	31,836		638,949
Meritor, Inc.*	18,641		299,002
Middleby Corp., The*	8,179		769,153
Mueller Industries, Inc.	6,462		244,974
MYR Group, Inc.*	34,671		811,301
NACCO Industries, Inc., Class A	7,016	[2]	679,289
Nordson Corp.	39,836		2,185,005
Old Dominion Freight Line, Inc.*	34,107		1,272,191
Park-Ohio Holdings Corp.*	18,760		396,586
Polypore International, Inc.*	59,546		4,039,601
RBC Bearings, Inc.*	23,137		873,653
Robbins & Myers, Inc.	33,164		1,752,717
Sauer-Danfoss, Inc.*	13,940		702,437
Textainer Group Holdings, Ltd.	17,306		531,986
Tredegar Corp.	22,600		414,710
Triumph Group, Inc.	39,385		3,921,958
Twin Disc, Inc.	20,920		808,140
United Rentals, Inc.*	30,897		784,784
UTI Worldwide, Inc.	65,895		1,297,473
Wabtec Corp.	29,765		1,956,156
Watsco, Inc.	12,222		830,974
Westport Innovations, Inc.*	33,816		812,260
Woodward Governor Co.	13,580		473,399
Zipcar, Inc.*	11,600	[2]	236,756
Total Industrials			61,060,973
Information Technology - 22.2%
ACI Worldwide, Inc.*	21,200		715,924
Acme Packet, Inc.*	11,030		773,534
Allot Communications, Ltd.*	164,180		3,002,852
Amkor Technology, Inc.*	8,354		51,544
Ancestry.com, Inc.*	53,728	[2]	2,223,802

The accompanying notes are an integral part of these financial statements.
6

Managers Special Equity Fund Schedule of Portfolio Investments (continued)

	Shares		Value
Information Technology - 22.2% (continued)
Anixter International, Inc.	21,908		$1,431,469
Applied Micro Circuits Corp.*	10,005		88,644
Ariba, Inc.*	110,317	[2]	3,802,627
Aruba Networks, Inc.*	115,024		3,398,959
Axcelis Technologies, Inc.*	228,230		374,297
Bankrate, Inc.*	54,016	[2]	895,585
CACI International, Inc., Class A*	18,834		1,188,049
Cavium, Inc.*	20,169	[2]	879,167
Ceva, Inc.*	52,266		1,592,022
Cognex Corp.	54,155		1,918,712
Coherent, Inc.*	18,346		1,013,983
CommVault Systems, Inc.*	8,729		388,004
Concur Technologies, Inc.*	4,748		237,732
Constant Contact, Inc.*	15,042		381,766
Cornerstone OnDemand, Inc.*	27,356	[2]	482,833
FARO Technologies, Inc.*	29,467		1,290,655
Fortinet, Inc.*	119,130		3,251,059
Fusion-io, Inc.*	16,847	[2]	506,926
GT Solar International, Inc.*	51,018	[2]	826,492
Inphi Corp.*	66,197		1,151,828
IPG Photonics Corp.*	57,359	[2]	4,170,574
Kenexa Corp.*	71,365		1,711,333
Lattice Semiconductor Corp.*	134,300		875,636
Littelfuse, Inc.	24,114		1,415,974
Manhattan Associates, Inc.*	34,827		1,199,442
MAXIMUS, Inc.	35,510		2,937,742
Maxwell Technologies, Inc.*	35,486		574,518
MercadoLibre, Inc.*	7,400	[2]	587,116
MoneyGram International, Inc.*	158,800		527,216
Monotype Imaging Holdings, Inc.*	13,000		183,690
NeoPhotonics Corp.*	1,778		12,304
Net 1 UEPS Technologies, Inc.*	27,030		234,620
NetLogic Microsystems, Inc.*	23,539		951,446
NetSuite, Inc.*	52,642		2,063,566
Newport Corp.*	47,497		863,020
OPNET Technologies, Inc.	36,965		1,513,347
OSI Systems, Inc.*	3,100		133,300
Parametric Technology Corp.*	29,181		669,120
Plantronics, Inc.	15,590		569,503
Quest Software, Inc.*	36,875		838,169

	Shares		Value
Rackspace Hosting, Inc.*	16,802		$718,117
Renaissance Learning, Inc.	24,280		304,471
Responsys, Inc.*	37,730		668,953
RF Micro Devices, Inc.*	72,060		441,007
RightNow Technologies, Inc.*	42,225		1,368,090
Riverbed Technology, Inc.*	35,313		1,398,042
ServiceSource International, Inc.*	36,948		820,985
Sourcefire, Inc.*	146,731	[2]	4,360,846
SS&C Technologies Holdings, Inc.*	37,120		737,574
SuccessFactors, Inc.*	3,227		94,874
Synchronoss Technologies, Inc.*	93,246		2,958,696
Taleo Corp.*	39,040		1,445,651
TeleNav, Inc.*	32,300		572,679
TIBCO Software, Inc.*	65,602		1,903,770
Travelzoo, Inc.*	8,909	[2]	575,878
Unisys Corp.*	21,806		560,414
ValueClick, Inc.*	52,825		876,895
Veeco Instruments, Inc.*	11,983	[2]	580,097
VeriFone Holdings, Inc.*	45,469		2,016,550
Vocus, Inc.*	4,414		135,113
Volterra Semiconductor Corp.*	81,270		2,004,118
Websense, Inc.*	23,801		618,112
Wright Express Corp.*	20,771		1,081,546
Total Information Technology			80,142,579
Materials - 5.5%
Buckeye Technologies, Inc.	12,677		342,025
Century Aluminum Co.*	23,931		374,520
Globe Specialty Metals, Inc.	43,115		966,638
Koppers Holdings, Inc.	14,746		559,316
Kraton Performance Polymers, Inc.*	81,002		3,172,848
LSB Industries, Inc.*	18,392		789,385
Materion Corp.*	21,553		796,814
Minerals Technologies, Inc.	10,680		707,977
NewMarket Corp.	9,061	[2]	1,546,803
Olin Corp.	53,751		1,217,998
PolyOne, Corp.	43,570		674,028
Rock-Tenn Co., Class A	9,677		641,972
Rockwood Holdings, Inc.*	62,557		3,458,777
TPC Group, Inc.*	89,430		3,507,446
Worthington Industries, Inc.	47,082		1,087,594
Total Materials			19,844,141

The accompanying notes are an integral part of these financial statements.
7

Managers Special Equity Fund Schedule of Portfolio Investments (continued)

	Shares		Value
Telecommunication Services - 0.4%
Leap Wireless International, Inc.*	70,531	[2]	$1,144,718
Vonage Holdings Corp.*	93,210		411,056
Total Telecommunication Services			1,555,774
Total Common Stocks (cost $282,010,951)			358,268,710
Short-Term Investments - 8.3%
BNY Institutional Cash Reserves Fund, Series B*[3,8]	2,499,559		1,997,405

	Shares	Value
BNY Mellon Overnight Government Fund, 0.08%[3]	21,305,652	$21,305,652
Dreyfus Cash Management Fund, Institutional Class Shares, 0.10%	6,822,371	6,822,371
Total Short-Term Investments (cost $30,627,582)		30,125,428
Total Investments - 107.5% (cost $312,638,533)		388,394,138
Other Assets, less Liabilities - (7.5)%		(27,251,182)
Net Assets - 100.0%		$361,142,956

The following footnotes and abbreviations should be read in conjunction with the Schedule of Portfolio Investments.

Based on the cost of investments of $315,063,712 for Federal income tax purposes at June 30, 2011, the aggregate gross unrealized appreciation and depreciation were approximately $77,673,487 and $4,343,061, respectively, resulting in net unrealized appreciation of investments of $73,330,426.

*	Non-income producing security.
#	Rounds to less than 0.1%
[1]	Yield shown for an investment company represents the June 30, 2011, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of June 30, 2011, amounting to a market value of $23,348,820, or approximately 6.5% of net assets.
[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]

On September 12, 2008, The Bank of New York Mellon established a separate sleeve of the BNY Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being fair valued daily. (See Note 4 in the Notes to the Financial Statements.)

The following table summarizes the inputs used to value the Fund’s net assets by the above fair value hierarchy levels as of June 30, 2011: (See Note 1(a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
Managers Special Equity Fund
Investments in Securities
Common Stocks†	$358,268,710	—	—	$358,268,710
Short-Term Investments	28,128,023	$1,997,405	—	30,125,428

Total Investments in Securities	$386,396,733	$1,997,405	—	$388,394,138

†	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

As of June 30, 2011, the Fund had no significant transfers between Level 1 and Level 2 from the beginning of the reporting period.

Investments Definitions and Abbreviations:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

The accompanying notes are an integral part of these financial statements.
8

Managers Special Equity Fund Statement of Assets and Liabilities June 30, 2011 (unaudited)

Assets:
Investments at value (including securities on loan valued at $23,348,820)*	$388,394,138
Receivable for investments sold	3,552,926
Receivable for Fund shares sold	2,083,708
Receivable from affiliate	32,416
Dividends, interest and other receivables	88,770
Prepaid expenses	44,183
Total assets	394,196,141
Liabilities:
Payable to Custodian	52,980
Payable upon return of securities loaned	23,805,211
Payable for investments purchased	2,515,671
Payable for Fund shares repurchased	6,148,463
Accrued expenses:
Investment advisory and management fees	260,601
Administrative fees	72,389
Other	197,870
Total liabilities	33,053,185
Net Assets	$361,142,956
Managers Shares:
Net Assets	$356,596,167
Shares outstanding	5,919,625
Net asset value, offering and redemption price per share	$60.24
Institutional Class Shares:
Net Assets	$4,546,789
Shares outstanding	74,366
Net asset value, offering and redemption price per share	$61.14
Net Assets Represent:
Paid-in capital	$541,492,792
Undistributed net investment loss	(1,745,449)
Accumulated net realized loss from investments	(254,359,992)
Net unrealized appreciation of investments	75,755,605
Net Assets	$361,142,956
* Investments at cost	$312,638,533

The accompanying notes are an integral part of these financial statements.
9

Managers Special Equity Fund Statement of Operations For the six months ended June 30, 2011 (unaudited)

Investment Income:
Dividend income	$541,587
Securities lending fees	61,382
Interest income	154
Total investment income	603,123
Expenses:
Investment management and advisory fees	1,509,340
Transfer agent	456,085
Administrative fees	419,264
Custodian	50,017
Professional fees	24,014
Registration fees	21,874
Reports to shareholders	15,277
Trustees fees and expenses	10,224
Miscellaneous	5,258
Total expenses before offsets	2,511,353
Expense reimbursements	(146,340)
Expense reductions	(16,441)
Net expenses	2,348,572
Net investment loss	(1,745,449)
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	28,771,980
Net change in unrealized appreciation of investments	14,967,622
Net realized and unrealized gain	43,739,602
Net increase in net assets resulting from operations	$41,994,153

The accompanying notes are an integral part of these financial statements.
10

Managers Special Equity Fund Statement of Changes in Net Assets For the six months ended June 30, 2011 (unaudited) and for the year ended December 31, 2010

	2011	2010
Increase (Decrease) in Net Assets From Operations:
Net investment loss	($1,745,449)	($2,007,981)
Net realized gain on investments	28,771,980	53,728,169
Net change in unrealized appreciation of investments	14,967,622	8,739,851
Net increase in net assets resulting from operations	41,994,153	60,460,039
From Capital Share Transactions:
Managers Class:
Proceeds from sale of shares	105,239,879	72,554,710
Cost of shares repurchased	(68,809,862)	(74,147,024)
Net increase (decrease) from Managers Class share transactions	36,430,017	(1,592,314)
Institutional Class:
Proceeds from sale of shares	1,028,668	641,061
Cost of shares repurchased	(1,800,014)	(5,205,756)
Net decrease from Institutional Class share transactions	(771,346)	(4,564,695)
Net increase (decrease) from capital share transactions	35,658,671	(6,157,009)
Total increase in net assets	77,652,824	54,303,030
Net Assets:
Beginning of period	283,490,132	229,187,102
End of period	$361,142,956	$283,490,132
End of period undistributed net investment income (loss)	($1,745,449)	—

Share Transactions:
Managers Class:
Sale of shares	1,832,955	1,453,344
Shares repurchased	(1,200,893)	(1,750,832)
Net increase (decrease) in shares	632,062	(297,488)
Institutional Class:
Sale of shares	17,619	14,182
Shares repurchased	(32,835)	(125,107)
Net decrease in shares	(15,216)	(110,925)

The accompanying notes are an integral part of these financial statements.
11

Managers Special Equity Fund Financial Highlights For a share outstanding throughout each period

Managers Class:	For the six months ended June 30, 2011 (unaudited)	For the year ended December 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$52.71	$39.60	$30.28	$64.27	$82.96	$86.78
Income from Investment Operations:
Net investment loss	(0.30)[3]	(0.41)[3]	(0.34)[3]	(0.28)[3]	(0.51)[3]	(0.14)[3]
Net realized and unrealized gain (loss) on investments	7.83 [3]	13.52 [3]	9.66 [3]	(27.93)[3]	0.55 [3]	9.88 [3]
Total from investment operations	7.53	13.11	9.32	(28.21)	0.04	9.74
Less Distributions to Shareholders from:
Net realized gain on investments	—	—	—	(5.78)	(18.73)	(13.56)
Net Asset Value, End of Period	$60.24	$52.71	$39.60	$30.28	$64.27	$82.96
Total Return[1]	14.29%[5]	33.11%	30.78%	(43.49)%	(0.60)%	11.28%
Ratio of net expenses to average net assets	1.40%[6]	1.48%	1.58%	1.48%	1.43%	1.42%
Ratio of net investment loss to average net assets[1]	(1.04)%[6]	(0.95)%	(1.08)%	(0.52)%	(0.59)%	(0.15)%
Portfolio turnover	55%[5]	138%	186%	138%	67%	76%
Net assets at end of period (000’s omitted)	$356,596	$278,701	$221,159	$352,106	$1,668,031	$2,551,703

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.50%[6]	1.55%	1.61%	1.51%	1.46%	1.47%
Ratio of net investment loss to average net assets	(1.14)%[6]	(1.02)%	(1.11)%	(0.55)%	(0.62)%	(0.20)%

Institutional Class:	For the six months ended June 30, 2011 (unaudited)	For the year ended December 31,
		2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$53.43	$40.04	$30.56	$64.71	$83.56	$87.09
Income from Investment Operations:
Net investment income (loss)	(0.23)[3]	(0.30)[3]	(0.26)[3]	(0.15)[3]	(0.32)[3]	0.10 [3]
Net realized and unrealized gain (loss) on investments	7.94 [3]	13.69 [3]	9.74 [3]	(28.16)[3]	0.52 [3]	9.93 [3]
Total from investment operations	7.71	13.39	9.48	(28.31)	0.20	10.03
Less Distributions to Shareholders from:
Net realized gain on investments	—	—	—	(5.84)	(19.05)	(13.56)
Net Asset Value, End of Period	$61.14	$53.43	$40.04	$30.56	$64.71	$83.56
Total Return[1]	14.43%[5]	33.44%[4]	31.02%[4]	(43.35)%	(0.39)%	11.56%[4]
Ratio of net expenses to average net assets	1.15%[6]	1.23%	1.33%	1.23%	1.20%	1.18%
Ratio of net investment income (loss) to average net assets[1]	(0.79)%[6]	(0.70)%	(0.83)%	(0.29)%	(0.36)%	0.09%
Portfolio turnover	55%[5]	138%	186%	138%	67%	76%
Net assets at end of period (000’s omitted)	$4,547	$4,786	$8,028	$92,439	$247,396	$561,994

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.25%[6]	1.30%	1.36%	1.26%	1.23%	1.23%
Ratio of net investment income (loss) to average net assets	(0.89)%[6]	(0.77)%	(0.86)%	(0.32)%	(0.39)%	0.04%

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) of Notes to Financial Statements.)
[2]

Excludes the impact of fee waivers and expense offsets such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) to the Notes to Financial Statements.)

[3]	Per share numbers have been calculated using average shares.
[4]	The Total Return is based on the Financial Statement Net Asset Values as shown above.
[5]	Not annualized.
[6]	Annualized.

12

Managers Special Equity Fund Notes to Financial Statements June 30, 2011 (unaudited)

1.	Summary of Significant Accounting Policies

The Managers Funds (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report is the Managers Special Equity Fund (“Special Equity” or the “Fund”).

The Fund offers both Managers Class shares and Institutional Class shares. The Institutional Class shares, which are designed primarily for institutional investors that meet certain administrative and servicing criteria, have a minimum investment of $2,500,000. Managers Class shares are offered to all other investors. Each class represents an interest in the same assets of the Fund and the classes are identical except for class specific expenses related to shareholder activity. Each class has equal voting privileges except that each class has exclusive voting rights with respect to its services and/or distribution plan. Please refer to a current prospectus for additional information on each share class.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a.	Valuation of Investments

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Over-the-counter securities are valued at the Nasdaq Official Closing Price, if one is available. Lacking any sales, over-the-counter securities are valued at the last quoted bid price. The Fund’s investments are generally valued based on market quotations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”). Under certain circumstances, the value of certain Fund investments may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board of the Fund. The Fund may use the fair value of a portfolio security to calculate its NAV when, for example, (1) market quotations are not readily available because a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and has not resumed before the Fund calculates its NAV, (3) a significant event affecting the value of a portfolio security is determined to have occurred between the time of the market quotation provided for a portfolio security and the time as of which the Fund calculates its NAV, (4) a security’s price has remained unchanged over a period of time (often referred to as a “stale price”), or (5) Managers Investment Group LLC (the “Investment Manager”) determines that a market quotation is inaccurate. Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets, as adjusted to reflect the Investment Manager’s determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which the Fund calculates its NAV. In accordance with procedures approved by the Board, the Investment Manager relies upon recommendations of a third-party fair valuation service in adjusting the prices of such foreign portfolio investments. The Fund may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices when thinly traded securities are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations. An investment’s valuation may differ depending on the method used and the factors considered in determining value according to the Fund’s fair value procedures.

Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share except iShares or other ETF’s, which are valued the same as equity securities. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between securities and yield to maturity in determining value. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

13

Managers Special Equity Fund Notes to Financial Statements (continued)

U.S. GAAP define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b.	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund and certain Fund level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

The Fund had certain portfolio trades directed to various brokers, under a brokerage recapture program, which paid a portion of the Fund’s expenses. For the six months ended June 30, 2011, under these arrangements the amount by which the Fund’s expenses were reduced and the impact on the expense ratio was as follows: $16,293 or 0.01% annualized.

The Fund has a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to the Fund. For the six months ended June 30, 2011, the custodian expense was not reduced.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal Funds rate on the day of the overdraft. For the six months ended June 30, 2011, the Fund incurred overdraft fees of $2.

The Trust also has a balance credit arrangement with its Transfer Agent, BNY Mellon Investment Servicing (US) Inc., (formerly PNC Global Investment Servicing (U.S.) Inc.), whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended June 30, 2011, the transfer agent expense was reduced by $148.

Total returns and net investment income for the Funds would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense offsets such as brokerage recapture credits, but include non-reimburseable expenses, if any, such as interest and taxes.

d.	Dividends and Distributions

Dividends resulting from net investment income and distributions of capital gains, if any, normally will be declared and paid annually in December and when required for Federal excise tax purposes. Distributions are recorded on the ex-dividend date and are declared separately for each class. Income and capital gain distributions are determined in accordance with Federal income tax regulations,

14

Managers Special Equity Fund Notes to Financial Statements (continued)

which may differ from U.S. GAAP. These differences are primarily due to differing treatments for losses deferred due to wash sales, REITs, equalization accounting for tax purposes and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2007-2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f.	Capital Loss Carryovers

As of June 30, 2011, the Fund had accumulated net realized capital loss carryover from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through the expiration dates listed.

Fund		Capital Loss Carryover Amount	Expires December 31,
Special Equity		$97,085,016	2016
		183,621,777	2017

	Total	$280,706,793

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares is based on the valuation of those securities in accordance with the Fund’s policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At June 30, 2011, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the outstanding shares of the Fund as follows: two collectively own 58%. Transactions by these shareholders may have a material impact on the Fund.

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which the Investment Manager, an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration. The Investment Manager selects subadvisors for the Fund (subject to Trustee approval) and monitors each subadvisor’s investment programs and results. The Fund’s investment portfolio is managed by portfolio managers who serve pursuant to a Subadvisory Agreement with the Investment Manager.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. The annual investment management fee rate, as a percentage of average daily net assets, is 0.90%.

The Trust has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Fund’s operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Fund’s shareholders. The Fund pays a fee to the Administrator at the rate of 0.25% per annum of the Fund’s average daily net assets for this service.

At a meeting held on March 3-4, 2011, the Board approved a new contractual expense limitation with respect to the Managers and Institutional classes. Effective April 1, 2011, Managers has contrac-

15

Managers Special Equity Fund Notes to Financial Statements (continued)

tually agreed, until at least May 1, 2012, to limit total annual operating expenses (exclusive of taxes, interest, brokerage commissions, acquired fund fees and expenses, and extraordinary items) of both the Managers and Institutional classes to 1.39% and 1.14%, respectively, of the Fund’s average daily net assets. Immediately prior to April 1, 2011, the Fund’s classes had contractual expense limitations of 1.44% and 1.19%, respectively.

The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total operating expenses in any such future year to exceed that Fund’s respective expense cap. For the six months ended June 30, 2011, the Fund made no such repayments to the Investment Manager. For the six months ended June 30, 2011, the Fund’s components of reimbursement are detailed in the following chart:

Reimbursement Available - 12/31/10	$108,681
Additional Reimbursements	146,340
Repayments	—
Expired Reimbursements	—

Reimbursement Available - 06/30/11	$255,021

Effective January 1, 2011, the aggregate annual retainer paid to each Independent Trustee of the Board is $80,000, plus $5,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $20,000 per year. The Chairman of the Audit Committee receives an additional payment of $8,000 per year. (Prior to January 1, 2011, the aggregate annual retainer paid to each Independent Trustee of the Board was $65,000, plus $4,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts received an additional payment of $15,000 per year. The Chairman of the Audit Committee received an additional payment of $5,000 per year.) The Trustees’ fees and expenses are allocated among all of the funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such funds. The “Trustees fees and expenses” shown in the financial statements represents the Funds’ allocated portion of the total fees and expenses paid by the Managers Funds.

The Fund is distributed by Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the principal underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with MDI. MDI bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission granted an exemptive order that permits the Fund to lend and borrow money for certain temporary purposes directly to and from other eligible Managers Funds. Participation in this interfund lending program is voluntary for both borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended June 30, 2011, the Fund lent to other Managers Funds varying amounts up to $1,708,614 over 4 days earning interest of $131. The interest amounts are presented in the Statement of Operations in interest income. For the same period, the Fund did not borrow from any of the Managers Funds.

3.	Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term securities and U.S. Government obligations, for the six months ended June 30, 2011, were $225,791,136 and 180,997,087, respectively. There were no purchases or sales of U.S. government obligations.

4.	Portfolio Securities Loaned

For the six months ended June 30, 2011, the Fund participated in a securities lending program offered by BNYM, providing for the lending of securities to qualified brokers. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and/or government securities and is maintained at a minimum level of 102% (105% in the case

16

Managers Special Equity Fund Notes to Financial Statements (continued)

of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Collateral received in the form of cash is invested temporarily in the BNY Mellon Overnight Government Fund, formerly the BNY Institutional Cash Reserves Fund (the “ICRF”), or other short-term investments as defined in the Securities Lending Agreement with BNYM.

Effective August 2, 2010, the Trust, on behalf of the Fund, entered into an agreement with The Bank of New York Mellon and the Bank of New York Mellon Corporation (“BNYMC”) with respect to the Fund’s position in the ICRF, pursuant to which (i) BNYMC will support the value of certain defaulted securities issued by Lehman Brothers Holdings, Inc. and held by ICRF, and (ii) if certain conditions are met, BNYMC will purchase the defaulted securities from the Fund in September 2011. The Fund is fair valuing its position in the ICRF daily based on the agreement. The Fund’s position in the separate sleeve of the ICRF Fund is included in the Schedule of Portfolio Investments and the unrealized loss on such investment is included in Net Unrealized Appreciation on the Statement of Assets and Liabilities and the Statement of Operations.

5.	Commitments and Contingencies

In the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6.	New Accounting Standards

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU 2011-04 requires common fair value measurement and disclosure requirements between U.S. GAAP and International Financial Reporting Standards. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

7.	Subsequent Events

At a meeting held on June 9-10, 2011, the Board approved a new contractual expense limitation with respect to the Managers and Institutional Classes. Effective July 1, 2011, Managers has contractually agreed, until at least May 1, 2013, to waive management fees and/or reimburse Fund expenses, in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of both the Managers and Institutional Classes to 1.36% and 1.11%, respectively, of the Fund’s average daily net assets. Immediately prior to July 1, 2011, the Fund had contractual expense limitations of 1.39% and 1.14%, respectively.

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements which require additional disclosure in or adjustment of the Fund’s financial statements.

17

Annual Renewal of Investment Advisory Agreement (unaudited)

On June 9-10, 2011, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for the Managers Special Equity Fund (the “Fund”) and the Subadvisory Agreement for each Subadvisor of the Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and each Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (the “Peer Group”), performance information for the relevant benchmark index (the “Fund Benchmark”) and, with respect to each Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 9-10, 2011, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisors under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Fund and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisors; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance programs. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and to maintain a contractual expense limitation for the Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to each Subadvisor’s operations and personnel and the investment philosophy, strategies and techniques (for each Subadvisor, its “Investment Strategy”) used in managing the portion of the Fund for which the Subadvisor has portfolio management responsibility. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding each Subadvisor’s organizational and management structure and each Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individual or individuals at each Subadvisor with portfolio management responsibility for the portion of the Fund managed by the Subadvisor, including the information set forth in the Fund’s prospectus and statement of additional information. The Trustees also noted information provided by the Investment Manager regarding the manner in which each Subadvisor’s Investment Strategy complements those utilized by the Fund’s other Subadvisors. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by each Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance programs. The Trustees also took into account the financial condition of each Subadvisor with respect to its ability to provide the services required under its Subadvisory Agreement. The Trustees also considered each Subadvisor’s risk management processes.

Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Managers Class shares for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2011 was above, above, below and below, respectively, the median performance of the Peer Group and above, below, below and below, respectively, the performance of the Fund Benchmark, the Russell 2000 Growth Index. The Trustees noted the replacement of certain Subadvisors in 2009. The Trustees took into account management’s discussion of the Fund’s more recent performance, including the fact that the Fund ranked in the top decile of the Peer Group over the 1-year period. The Trustees also noted that the Fund’s longer-term performance is improving as a result of the Fund’s recent strong performance. The Trustees concluded that the Fund’s performance is being addressed.

As noted above, the Board considered the Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered each Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the portion of the Fund managed by each Subadvisor as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and Investment Strategies, including with respect to the portion of the Fund managed by each Subadvisor. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadvisor. The Board also noted each Subadvisor’s performance record with respect to the Fund. The Board was mindful of the Investment Manager’s attention to monitoring each Subadvisor’s performance with respect to the Fund and its discussions with management regarding the factors that contributed to the performance of the Fund.

18

Annual Renewal of Investment Advisory Agreement (continued)

Advisory and Subadvisory Fees and Profitability.

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing the Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadvisors and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by the Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain an expense limitation for the Fund.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to the Fund), received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. The Trustees also noted the current and potential asset levels of the Fund and the willingness of the Investment Manager to waive fees and pay expenses for the Fund from time to time as a means of limiting the total expenses of the Fund. The Trustees also considered management’s discussion of the current asset levels of the Fund, including the effect on assets attributable to the economic and market conditions since 2008, and considered the impact on profitability of the current asset levels and any future growth of assets of the Fund. The Board took into account management’s discussion of the advisory fee structure. In this regard, the Trustees noted that the Fund currently has four Subadvisors, each managing a portion of the Fund’s portfolio. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fee at this time. With respect to economies of scale, the Trustees also noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the fee payable by the Investment Manager to each Subadvisor, the Trustees relied on the ability of the Investment Manager to negotiate the terms of each Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Investment Manager is not affiliated with these Subadvisors. In addition, the Trustees considered other potential benefits of the subadvisory relationship to a Subadvisor, including, among others, the indirect benefits that the Subadvisor may receive from the Subadvisor’s relationship with the Fund, including any so-called “fallout benefits” to the Subadvisor, such as reputational value derived from the Subadvisor serving as Subadvisor to the Fund. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. Accordingly, the cost of services to be provided by each Subadvisor and the profitability to each Subadvisor of its relationship with the Fund were not material factors in the Trustees’ deliberations. For similar reasons, and based on the current size of the portion of the Fund managed by each Subadvisor, the Trustees concluded that the effect of any economies of scale being realized by the Subadvisors was not a material factor in the Trustees’ deliberations at this time.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2011 were higher and lower, respectively, than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed to lower the Fund’s contractual expense limitation from 1.14% to 1.11% of the Fund’s net annual operating expenses (subject to certain excluded expenses) effective July 1, 2011 through at least May 1, 2013. The Trustees took into account management’s discussion of the Fund’s expenses. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisors, the foregoing expense limitation and the considerations noted above with respect to the Subadvisors and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

*   *   *   *   *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and the Subadvisory Agreements with each of the Subadvisors: (a) the Investment Manager and each Subadvisor have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the applicable Subadvisory Agreement; (b) each Subadvisor’s Investment Strategy is appropriate for pursuing the Fund’s investment objectives; and (c) the Investment Manager and each Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on June 9-10, 2011, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreements for the Fund.

19

Investment Manager and Administrator

Managers Investment Group LLC

333W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Distributor

Managers Distributors, Inc.

333W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.*

Attn: Managers

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

Trustees

Jack W. Aber

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

For Managers Choice Only

Managers

c/o BNY Mellon Investment Servicing (US) Inc.*

P.O. Box 9847

Providence, RI 02940-8047

(800) 358-7668

*	Formerly PNC Global Investment Servicing (U.S.) Inc.

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS	BALANCED FUNDS

CADENCE CAPITAL APPRECIATION

CADENCE FOCUSED GROWTH

CADENCE MID-CAP

CADENCE EMERGING COMPANIES

Cadence Capital Management, LLC

CHICAGO EQUITY PARTNERS MID-CAP

Chicago Equity Partners, LLC

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

Schroder Investment Management North America Inc.

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

FRONTIER SMALL CAP GROWTH

Frontier Capital Management Company, LLC

GW&K SMALL CAP EQUITY

Gannett Welsh & Kotler, LLC

INSTITUTIONAL MICRO-CAP

MICRO-CAP

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

INTERNATIONAL EQUITY

AllianceBernstein L.P.

Lazard Asset Management, LLC

Martin Currie Inc.

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RENAISSANCE LARGE CAP GROWTH

Renaissance Group LLC

SKYLINE SPECIAL EQUITIES

PORTFOLIO

Skyline Asset Management, L.P.

SPECIAL EQUITY

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TSCM GROWTH EQUITY

TimesSquare Capital Management, LLC

TRILOGY GLOBAL EQUITY

TRILOGY EMERGING MARKETS EQUITY

TRILOGY INTERNATIONAL SMALL CAP

Trilogy Global Advisors, L.P.

CHICAGO EQUITY PARTNERS BALANCED

Chicago Equity Partners, LLC

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

FQ GLOBAL ESSENTIALS

First Quadrant, L.P.

INCOME FUNDS

BOND (MANAGERS)

FIXED INCOME

GLOBAL BOND

Loomis, Sayles & Co., L.P.

BOND (MANAGERS PIMCO)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Miller Tabak Asset Management LLC

GW&K MUNICIPAL BOND

GW&K MUNICIPAL ENHANCED YIELD

Gannett Welsh & Kotler, LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com.

www.managersinvest.com

SEMI-ANNUAL REPOR T

Managers Funds

June 30, 2011

Managers Bond Fund

Managers Bond Fund

Semi-Annual Report – June 30, 2011 (unaudited)

TABLE OF CONTENTS	Page

ABOUT YOUR FUND’S EXPENSES	1

FUND PERFORMANCE	2

FUND SNAPSHOT AND SCHEDULE OF PORTFOLIO INVESTMENTS	3

FINANCIAL STATEMENTS:

Statement of Assets and Liabilities	14
Fund’s balance sheet, net asset value (NAV) per share computation and cumulative undistributed amounts

Statement of Operations	15
Detail of sources of income, Fund expenses, and realized and unrealized gains (losses) during the period

Statement of Changes in Net Assets	16
Detail of changes in Fund assets for the past two periods

FINANCIAL HIGHLIGHTS	17
Historical net asset values per share, distributions, total returns, expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	18
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT ADVISORY AGREEMENT	22

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the Managers Family of Funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2011	Expense Ratio for the Period	Beginning Account Value 01/01/2011	Ending Account Value 06/30/2011	Expenses Paid During the Period*
Managers Bond Fund
Based on Actual Fund Return	0.99%	$1,000	$1,050	$5.03
Based on Hypothetical 5% Annual Return	0.99%	$1,000	$1,020	$4.96

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181),then divided by 365.

1

Managers Bond Fund Performance All periods ended June 30, 2011 (unaudited)

The table below shows the average annual total returns for the periods indicated for the Managers Bond Fund and the Barclays Capital U.S. Government / Credit Bond Index.

Average Annual Total Returns[1]	Six Months	One Year	Five Years	Ten Years	Inception Date
Managers Bond Fund [2,3,4,5]	5.00%	9.64%	7.97%	7.30%	6/1/1984
Barclays Capital U.S. Government/Credit Bond Index [6]	2.61%	3.68%	6.35%	5.74%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. For performance information through the most recent month end, please call (800) 835-3879 or visit our Web site at www.managersinvest.com.

In choosing a Fund, investors should carefully consider the amount they plan to invest, their investment objectives, the Fund’s investment objectives, risks, charges and expenses before investing. For this and other information, please call (800) 835-3879 or visit www.managersinvest.com for a free prospectus. Read it carefully before investing or sending money. Distributed by Managers Distributors, Inc., member FINRA.

[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the Prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2011. All returns are in U.S. dollars($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]

The Fund is subject to the risks associated with investments in debt securities, such as default risk, fluctuations in debtor’s perceived ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed-income securities to fall.

[4]

Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[5]	High yield bonds (also known as “junk bonds”) are subject to additional risks such as the risk of default.
[6]

The Barclays Capital U.S. Government/Credit Bond Index is an index of investment-grade government and corporate bonds with a maturity rate of more than one year. Unlike the Fund, the Barclays Capital U.S. Government/Credit Bond Index is unmanaged, is not available for investment, and does not incur expenses.

Not FDIC insured, nor bank guaranteed. May lose value.

2

Managers Bond Fund

Fund Snapshots

June 30, 2011 (unaudited)

Portfolio Breakdown

Category	Managers Bond Fund**	Barclays Capital U.S. Gov’t./ Credit Bond Index
Corporate Bonds	70.2%	30.9%
Foreign Government Obligations	4.6%	8.1%
U.S. Government and Agency Obligations	4.3%	61.0%
Asset-Backed Securities	4.3%	0.0%
Municipal Bonds	1.5%	0.0%
Mortgage-Backed Securities	1.2%	0.0%
Preferred Stocks	1.0%	0.0%
Other Assets and Liabilities	12.9%	0.0%

**	As a percentage of net assets

Top Ten Holdings

Security Name	Percentage of Net Assets
Springleaf Finance Corp., Medium Term Notes, Series J, 6.900%, 12/15/17	2.6%
Kinder Morgan Energy Partners, L.P., 5.950%, 02/15/18*	2.4
Southwestern Electric Power Co., 6.450%, 01/15/19*	2.2
Equitable Resources, Inc., 6.500%, 04/01/18*	2.0
Merrill Lynch & Co., Inc., 6.110%, 01/29/37*	1.7
Dun & Bradstreet Corp., The, 6.000%, 04/01/13*	1.7
Nisource Finance Corp., 6.400%, 03/15/18*	1.5
Panhandle Eastern Pipe Line Company, L.P., 7.000%, 06/15/18*	1.5
Ameren Illinois Co., 6.250%, 04/01/18	1.4
Morgan Stanley, 5.500%, 07/24/20	1.4

Top Ten as a Group	18.4%

*	Top Ten Holding at December 31, 2010

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

3

Managers Bond Fund Schedule of Portfolio Investments June 30, 2011 (unaudited)

Security Description		Principal Amount†		Value
Corporate Bonds - 70.2%
Financials - 24.6%
Alta Wind Holdings LLC, 7.000%, 06/30/35 (a)		$8,377,956		$8,890,100
American General Finance Corp., 5.400%, 12/01/15		5,000,000		4,575,000
American International Group, Inc.,
MTN, Series G, 5.850%, 01/16/18		1,940,000		2,029,969
MTN, Series MP, 5.450%, 05/18/17		485,000		506,541
Bank of America Capital Trust VI, 5.625%, 03/08/35		3,085,000		2,657,823
Camden Property Trust, 5.700%, 05/15/17		5,205,000		5,733,240
Cantor Fitzgerald L.P.,
6.375%, 06/26/15 (a)		8,710,000		9,168,677
7.875%, 10/15/19 (a) [5]		10,805,000		11,801,945
Citigroup, Inc.,
5.500%, 10/15/14		21,385,000		23,255,824
6.125%, 08/25/36		10,760,000		10,340,930
Crown Castle Towers LLC, 6.113%, 01/15/20 (a)		13,725,000		14,975,608
Duke Realty, L.P.,
5.950%, 02/15/17		2,210,000		2,424,122
6.500%, 01/15/18		5,000,000		5,560,540
Equity One, Inc., 6.000%, 09/15/17		5,915,000		6,290,579
ERP Operating, L.P.,
5.125%, 03/15/16		600,000		654,111
5.750%, 06/15/17		1,450,000		1,607,522
Export-Import Bank of Korea, The, 8.300%, 03/15/14 (a)	IDR	1,400,000,000		166,717
First Industrial L.P., 5.950%, 05/15/17		15,000,000		14,970,735
GE Capital Australia Funding Pty., Ltd., Series EMTN, 8.000%, 02/13/12	AUD	3,965,000		4,310,919
General Electric Capital Corp.,
2.960%, 05/18/12	SGD	4,400,000		3,640,773
3.485%, 03/08/12	SGD	16,500,000		13,652,779
6.500%, 09/28/15	NZD	15,265,000		13,239,093
6.750%, 09/26/16	NZD	6,390,000		5,539,008
Series GMTN, 7.625%, 12/10/14	NZD	9,365,000		8,382,847
GMAC, Inc., 8.000%, 11/01/31		1,427,000	[2]	1,544,728
Hanover Insurance Group, Inc., The, 7.500%, 03/01/20		6,475,000		6,982,867
Highwoods Realty, L.P.,
5.850%, 03/15/17		3,680,000		4,015,642
7.500%, 04/15/18		2,405,000		2,790,408
ICICI Bank, Ltd., 6.375%, 04/30/22 (a) [7]		900,000		877,500
Institut de Credito Oficial, Series MTN, 5.500%, 10/11/12	AUD	3,735,000		3,929,614
iStar Financial, Inc.,
5.700%, 03/01/14		15,000		13,762
5.850%, 03/15/17		325,000		278,688
5.875%, 03/15/16		1,340,000	[2]	1,155,750
6.050%, 04/15/15		620,000		561,100
JPMorgan Chase & Co.,
6.744%, 04/12/12(a) [4]	IDR	40,733,437,680		4,507,824
7.700%, 06/01/16 (a)	IDR	19,000,000,000		2,204,536

The accompanying notes are an integral part of these financial statements.
4

Managers Bond Fund Schedule of Portfolio Investments (continued)

Security Description		Principal Amount†		Value
Financials - 24.6% (continued)
Lloyds TSB Bank PLC, 6.500%, 09/14/20 (a)		$17,940,000	[2]	$16,922,515
Marsh & McLennan Companies, Inc.,
5.375%, 07/15/14		4,390,000		4,762,162
5.875%, 08/01/33		10,360,000		10,278,508
MBIA Insurance Corp., 14.000%, 01/15/33 (a) [7]		525,000		312,375
Merrill Lynch & Co., Inc.,
4.625%, 09/14/18	EUR	1,750,000		2,351,783
6.110%, 01/29/37		38,050,000		35,675,604
10.710%, 03/08/17	BRL	2,500,000		1,605,901
MTN, Series C, 6.050%, 06/01/34		22,100,000		21,487,985
Morgan Stanley,
4.750%, 04/01/14		10,715,000		11,169,166
5.500%, 07/24/20		28,600,000		28,948,663
6.625%, 04/01/18		3,095,000		3,409,430
GMTN, Series F, 5.625%, 09/23/19		6,700,000	[2]	6,875,198
Mutual of Omaha Insurance Co., 6.800%, 06/15/36 (a)		13,925,000		14,161,502
National City Bank of Indiana, 4.250%, 07/01/18		6,310,000		6,379,158
National City Corp., 6.875%, 05/15/19		1,905,000		2,195,312
National Life Insurance Co., 10.500%, 09/15/39 (a)		5,000,000		6,445,935
Nationwide Mutual Insurance Co., 6.600%, 04/15/34 (a)		3,325,000		3,113,680
Old Republic International Corp., 3.750%, 03/15/18 [9]		9,220,000	[2]	9,127,800
Penn Mutual Life Insurance Co., The, 7.625%, 06/15/40 (a)		8,885,000		9,783,789
PF Export Rec Master Trust, 6.436%, 06/01/15 (a)		322,782		343,763
ProLogis, L.P.,
5.625%, 11/15/15		345,000		364,784
5.750%, 04/01/16		280,000		302,544
Realty Income Corp.,
5.750%, 01/15/21		1,435,000		1,537,644
6.750%, 08/15/19		6,240,000		7,134,055
Simon Property Group, L.P., 5.750%, 12/01/15		445,000	[2]	499,521
SLM Corp.,
5.000%, 04/15/15		50,000		50,250
5.375%, 05/15/14		300,000		312,339
8.450%, 06/15/18		18,665,000		20,486,947
Springleaf Finance Corp., MTN, Series J, 6.900%, 12/15/17		57,315,000		52,586,512
WEA Finance LLC / WT Finance Australia, 6.750%, 09/02/19 (a)		8,325,000		9,440,492
White Mountains Insurance Group, Ltd., 6.375%, 03/20/17 (a)		4,555,000		4,723,120
Willis North America, Inc.,
6.200%, 03/28/17		5,685,000		6,198,577
7.000%, 09/29/19		2,860,000		3,169,017
Total Financials				505,393,852
Industrials - 35.1%
Agilent Technologies, Inc., 6.500%, 11/01/17		6,945,000		7,998,890
Albertson’s, Inc.,
6.625%, 06/01/28		1,015,000		768,862
7.450%, 08/01/29		3,195,000		2,643,862
7.750%, 06/15/26		915,000		805,200

The accompanying notes are an integral part of these financial statements.
5

Managers Bond Fund Schedule of Portfolio Investments (continued)

Security Description	Principal Amount†		Value
Industrials - 35.1% (continued)
American President, Ltd., 8.000%, 01/15/24[5]	$250,000		$165,000
Anadarko Petroleum Corp., 6.450%, 09/15/36	6,020,000	[2]	6,281,545
AT&T Corp., 6.500%, 03/15/29	6,415,000		6,819,594
Bell Atlantic Pennsylvania, Inc., 6.000%, 12/01/28	1,335,000		1,311,033
BellSouth Corp., 6.000%, 11/15/34	2,370,000		2,393,930
Canadian Pacific Railway Co., 5.750%, 03/15/33	195,000		195,727
CenturyLink, Inc., 6.450%, 06/15/21	8,905,000		8,803,207
CenturyTel, Series P, 7.600%, 09/15/39	9,335,000		8,979,150
Choice Hotels International, Inc., 5.700%, 08/28/20	11,900,000	[2]	12,146,294
CIGNA Corp., 6.150%, 11/15/36	6,830,000		7,117,905
Comcast Corp., 5.650%, 06/15/35	3,820,000		3,741,828
Continental Airlines, Inc.,
5.983%, 04/19/22	17,174,152		17,667,050
6.795%, 08/02/20	28,000		27,683
Series 00A1, 8.048%, 11/01/20	85,125		91,084
Series B, 6.903%, 04/19/22	5,444,205		5,457,815
Corn Products International, Inc., 6.625%, 04/15/37	4,055,000		4,385,430
Corning, Inc.,
6.850%, 03/01/29	9,142,000		10,097,376
7.250%, 08/15/36	1,185,000		1,378,808
Cummins Engine Co., Inc.,
5.650%, 03/01/98	11,235,000		9,249,820
6.750%, 02/15/27	2,853,000	[2]	3,077,999
7.125%, 03/01/28	50,000		56,058
Cytec Industries, Inc., 6.000%, 10/01/15	875,000		968,838
Darden Restaurants, Inc., 6.000%, 08/15/35	2,635,000		2,651,896
Delta Air Lines, Inc.,
8.021%, 08/10/22	12,215,621		12,413,514
Pass Through Certificate, Series 2010-1A, 6.200%, 07/02/18	5,114,412	[2]	5,328,808
Dillards, Inc., 7.000%, 12/01/28	225,000		207,000
DP World, Ltd., 6.850%, 07/02/37 (a)	28,350,000		27,074,250
Duke Energy Field Services LLC, 6.450%, 11/03/36 (a)	2,615,000		2,742,772
Dun & Bradstreet Corp., The, 6.000%, 04/01/13	32,120,000		34,524,214
El Paso Corp., 6.950%, 06/01/28	1,030,000		1,113,620
Energy Transfer Partners, L.P.,
6.125%, 02/15/17	700,000		779,721
6.625%, 10/15/36	1,805,000		1,862,446
Enterprise Products Operating L.P., 6.300%, 09/15/17	8,440,000		9,680,537
Equifax, Inc., 7.000%, 07/01/37	4,421,000		4,743,335
Equitable Resources, Inc., 6.500%, 04/01/18	35,420,000		40,136,031
ERAC USA Finance Co.,
6.375%, 10/15/17 (a)	4,910,000		5,646,716
6.700%, 06/01/34 (a)	1,250,000		1,338,929
7.000%, 10/15/37 (a)	19,033,000		20,942,524
Foot Locker, Inc., 8.500%, 01/15/22	570,000		582,825
Ford Motor Co., 6.375%, 02/01/29	1,990,000	[2]	1,900,191

The accompanying notes are an integral part of these financial statements.
6

Managers Bond Fund Schedule of Portfolio Investments (continued)

Security Description	Principal Amount†		Value
Industrials - 35.1% (continued)
GTE Corp., 6.940%, 04/15/28	$130,000		$149,253
Intel Corp.,
2.950%, 12/15/35[9]	6,230,000		6,440,262
3.250%, 08/01/39[9]	15,000,000	[2]	18,300,000
Intuit, Inc., 5.750%, 03/15/17	3,560,000		3,995,879
Kinder Morgan Energy Partners, L.P.,
5.800%, 03/15/35	3,360,000		3,250,948
5.950%, 02/15/18	44,630,000		49,725,631
Lowe’s Companies, Inc., 6.875%, 02/15/28	500,000		588,678
Lucent Technologies, Inc.,
6.450%, 03/15/29	4,335,000		3,901,500
6.500%, 01/15/28	305,000		273,738
Marks & Spencer Group PLC, 7.125%, 12/01/37 (a)	4,725,000		4,672,467
Masco Corp.,
5.850%, 03/15/17	8,150,000		8,109,111
6.500%, 08/15/32	955,000		856,071
7.125%, 03/15/20	9,065,000		9,279,260
7.750%, 08/01/29	820,000		814,500
Mead Corp., 7.550%, 03/01/47	970,000		967,947
Methanex Corp., 6.000%, 08/15/15	3,825,000		3,891,834
Missouri Pacific Railroad Co., 5.000%, 01/01/45[5]	825,000		626,464
New England Telephone & Telegraph Co., 7.875%, 11/15/29	2,390,000		2,747,735
NGPL Pipeco LLC, 7.119%, 12/15/17 (a)	21,980,000	[2]	24,623,843
Northwest Airlines, Inc., 8.028%, 11/01/17	6,084,086		6,084,086
ONEOK Partners, L.P., 6.650%, 10/01/36	2,650,000		2,876,193
ONEOK, Inc., 6.000%, 06/15/35	9,210,000	[2]	9,129,891
Owens & Minor, Inc., 6.350%, 04/15/16[5]	1,355,000		1,422,461
Owens Corning, Inc.,
6.500%, 12/01/16	4,560,000		4,961,654
7.000%, 12/01/36	9,175,000		9,295,523
Panhandle Eastern Pipe Line Co., L.P.,
6.200%, 11/01/17	5,520,000		6,301,974
7.000%, 06/15/18	26,505,000		31,180,483
Plains All American Pipeline L.P.,
6.125%, 01/15/17	2,770,000		3,099,666
6.500%, 05/01/18	8,975,000		10,165,794
6.650%, 01/15/37	5,960,000		6,294,284
Pulte Homes, Inc.,
6.000%, 02/15/35	10,320,000		8,049,600
6.375%, 05/15/33	4,670,000		3,852,750
Qwest Capital Funding, Inc.,
6.500%, 11/15/18	620,000		629,300
6.875%, 07/15/28	1,190,000		1,136,450
7.625%, 08/03/21	2,135,000		2,284,625

The accompanying notes are an integral part of these financial statements.
7

Managers Bond Fund Schedule of Portfolio Investments (continued)

Security Description	Principal Amount†		Value
Industrials - 35.1% (continued)
Qwest Corp.,
6.875%, 09/15/33	$7,209,000		$6,947,674
7.200%, 11/10/26	435,000		426,300
7.250%, 09/15/25	1,185,000		1,226,475
7.250%, 10/15/35	2,165,000		2,143,350
7.500%, 06/15/23	739,000		739,924
Reynolds American, Inc.,
6.750%, 06/15/17	8,170,000		9,432,894
7.250%, 06/15/37	2,000,000		2,155,336
Rowan Cos., Inc., 7.875%, 08/01/19	4,710,000		5,597,119
Samsung Electronics Co., Ltd., 7.700%, 10/01/27 (a)	3,740,000		4,472,064
Telecom Italia Capital S.p.A.,
6.000%, 09/30/34	3,210,000		2,724,221
6.375%, 11/15/33	3,170,000		2,826,825
Telekom Malaysia Berhad, 7.875%, 08/01/25 (a)	250,000		321,744
Texas Eastern Transmission, L.P., 6.000%, 09/15/17 (a)	3,000,000		3,460,881
Toro Co., The, 6.625%, 05/01/37[5]	6,810,000		6,783,278
Transocean, Inc., 7.375%, 04/15/18	500,000		582,209
U.S. Steel Corp.,
6.650%, 06/01/37	3,595,000		3,154,612
7.000%, 02/01/18	7,310,000		7,383,100
United Airlines, Inc., 6.636%, 07/02/22	15,810,047		15,889,097
UnitedHealth Group, Inc.,
5.800%, 03/15/36	13,506,000		13,630,579
6.500%, 06/15/37	310,000		338,954
6.625%, 11/15/37	1,540,000		1,708,359
US Airways Group, Inc., Series 2011 A, 7.125%, 04/22/25	3,843,000		3,843,000
USG Corp., 6.300%, 11/15/16	1,410,000		1,240,800
V.F. Corp., 6.450%, 11/01/37	9,334,000	[2]	10,489,755
Vale Overseas Ltd., 6.875%, 11/01/36	3,665,000		3,979,406
Verizon Maryland, Inc., 5.125%, 06/15/33	1,055,000		983,415
Verizon New York, Inc., Series B, 7.375%, 04/01/32	1,155,000		1,328,452
Weatherford International, Inc., 6.500%, 08/01/36	1,110,000		1,144,985
Wellpoint, Inc., 6.375%, 06/15/37	11,710,000	[2]	12,758,361
Western Union Co., The,
6.200%, 11/17/36	7,495,000		7,620,586
6.200%, 06/21/40	130,000		130,536
Weyerhaeuser Co.,
6.875%, 12/15/33	12,890,000		12,971,594
7.375%, 10/01/19	3,915,000		4,434,842
7.375%, 03/15/32	1,930,000		2,008,418
White Pine Hydro LLC,
6.310%, 07/10/17 (a)[5]	1,700,000		1,804,431
6.960%, 07/10/37 (a)[5]	1,645,000		1,569,215

The accompanying notes are an integral part of these financial statements.
8

Managers Bond Fund Schedule of Portfolio Investments (continued)

Security Description		Principal Amount†		Value
Industrials - 35.1% (continued)
Wyndham Worldwide Corp.,
5.750%, 02/01/18		$950,000		$980,961
6.000%, 12/01/16		6,430,000	[2]	6,828,525
7.375%, 03/01/20		7,220,000		8,006,099
Total Industrials				720,347,548
Utilities - 10.5%
Abu Dhabi National Energy Co., 7.250%, 08/01/18 (a)		21,130,000		23,797,662
Ameren Energy Generating Co., 7.000%, 04/15/18		22,700,000	[2]	23,238,648
Ameren Illinois Co., 6.250%, 04/01/18		26,000,000		29,003,442
Baltimore Gas & Electric Co., 5.200%, 06/15/33		1,470,000		1,401,729
Bruce Mansfield Unit 1 2, 6.850%, 06/01/34		10,477,605		11,232,695
Cleveland Electric Illuminating Co., The, 5.950%, 12/15/36		15,155,000		14,922,007
Empresa Nacional de Electricidad, 7.875%, 02/01/27		2,900,000	[2]	3,280,819
ITC Holdings Corp.,
5.875%, 09/30/16 (a)		2,410,000		2,741,014
6.375%, 09/30/36 (a)		3,605,000		3,843,182
Mackinaw Power LLC, 6.296%, 10/31/23 (a)		8,657,445		9,227,365
Nisource Finance Corp.,
6.400%, 03/15/18		27,910,000		31,617,536
6.800%, 01/15/19		11,625,000		13,491,789
Southwestern Electric Power Co., 6.450%, 01/15/19		39,195,000	[2]	44,407,270
Tenaga Nasional Berhad, 7.500%, 11/01/25 (a)		2,000,000		2,469,924
Total Utilities				214,675,082
Total Corporate Bonds (cost $1,317,395,532)				1,440,416,482
Foreign Government Obligations - 4.6%
Alberta Notes, Province of, 5.930%, 09/16/16	CAD	113,088		128,479
Brazil Bonds, Republic of,
10.250%, 01/10/28	BRL	5,750,000		4,015,955
12.500%, 01/05/22	BRL	5,160,000	[2]	4,132,893
Canadian Government Bonds,
1.000%, 09/01/11	CAD	510,000		528,820
1.250%, 12/01/11	CAD	400,000		415,080
3.500%, 06/01/13	CAD	5,964,000		6,406,824
European Bank for Reconstruction & Development Notes, 9.250%, 09/10/12	BRL	2,000,000		1,287,669
European Investment Bank,
Bonds, 6.802%, 03/10/21[4]	AUD	5,000,000		2,803,901
Notes, 6.909%, 04/24/13 (a)[4]	IDR	50,074,770,000		5,161,459
Notes, 7.000%, 01/18/12	NZD	5,508,000		4,656,195
Notes, 11.250%, 02/14/13	BRL	13,490,000		9,019,841
Inter-American Development Bank,
Bonds, 6.000%, 12/15/17	NZD	4,215,000		3,665,377
Notes, 6.641%, 05/20/13[4]	IDR	45,580,000,000		4,698,054
Notes, Series EMTN, 9.063%, 09/23/13[4]	IDR	33,430,000,000		3,343,975
International Bank for Reconstruction & Development Notes, Series GDIF, 1.430%, 03/05/14	SGD	5,800,000		4,785,909
Manitoba Bonds, Province of, 6.360%, 09/01/15	NZD	5,450,000		4,789,155

The accompanying notes are an integral part of these financial statements.
9

Managers Bond Fund Schedule of Portfolio Investments (continued)

Security Description		Principal Amount†		Value
Foreign Government Obligations - 4.6% (continued)
Mexican Government Bonds,
8.000%, 12/07/23	MXN	141,360,000		$12,795,587
9.000%, 12/20/12	MXN	26,900,000		2,425,577
Series M 10, 7.250%, 12/15/16	MXN	31,000,000		2,760,802
New Zealand Government Bonds, Series 413, 6.500%, 04/15/13	NZD	11,870,000		10,392,003
Queensland Treasury Corp. Bonds, 7.125%, 09/18/17 (a)	NZD	7,500,000		6,803,848
Total Foreign Government Obligations (cost $79,786,344)				95,017,403
U.S. Government and Agency Obligations - 4.3%
U.S. Government Obligations - 0.7%
USTN, 1.000%, 08/31/11		$13,530,000		13,551,134
Federal Home Loan Bank Corporation - 0.8%
FHLB, 1.875%, 06/21/13		16,600,000		17,045,760
Federal Home Loan Mortgage Corporation - 2.1%
FHLMC, 1.625%, 04/15/13		16,595,000	[2]	16,937,637
FHLMC, 2.125%, 09/21/12		24,895,000		25,429,670
FHLMC, Gold, 5.000%, 12/01/31		105,605		113,007
Total Federal Home Loan Mortgage Corporation				42,480,314
Federal National Mortgage Association - 0.7%
FNMA, 1.875%, 04/20/12		10,325,000		10,454,692
FNMA, 4.000%, 10/01/18		3,726,303		3,943,106
FNMA, 6.000%, 07/01/29		8,231		9,131
Total Federal National Mortgage Association				14,406,929
Total U.S. Government and Agency Obligations (cost $86,149,726)				87,484,137
Asset-Backed Securities - 4.3%
Chase Issuance Trust, Series 2007-B1, Class B1, 0.437%, 04/15/19 (07/15/11)[6]		17,040,000		16,612,919
CIT Equipment Collateral, Series 2008-VT1, Class A3, 6.590%, 12/22/14		2,174,510		2,191,272
Citibank Credit Card Issuance Trust, Series 2008-C6, Class C6, 6.300%, 06/20/14		8,945,000		9,381,987
Marriott Vacation Club Owner Trust, Series 2009-2A, Class A, 4.809%, 07/20/31 (a)		11,337,262		11,700,544
MBNA, Series 2002-C1, Class C1, 6.800%, 07/15/14		6,911,000		7,162,494
Merrill Auto Trust Securitization, Series 2008-1, Class B, 6.750%, 04/15/15		4,035,000		4,204,307
Sierra Receivables Funding Company, Series 2010-2A, Class A, 3.840%, 11/20/25 (a)		15,019,655		15,293,590
Trinity Rail Leasing LP, Series 2009-1A, Class A, 6.657%, 11/16/39 (a)		4,692,750		4,841,312
Trip Rail Master Funding LLC, Series 2011-1A, Class A1A, 4.370%, 07/15/41 (a)		14,900,000		14,900,000
World Financial Network Credit Card Master Note Trust, Series 2010-A, 6.750%, 04/15/19		1,000,000		1,099,081
Total Asset-Backed Securities (cost $83,077,528)				87,387,506
Municipal Bonds - 1.5%
Buckeye Tobacco Settlement Financing Authority, Series 2007 A-2, 5.875%, 06/01/47[5]		5,035,000		3,664,624
Chicago Illinois O’Hare International Airport Revenue Bond, Series 2008 A, 4.500%, 01/01/38, (AGM Insured)		315,000		268,852
Illinois State General Obligation, Series 2003, 5.100%, 06/01/33		2,880,000		2,450,074
Michigan Tobacco Settlement Financial Authority, Series 2006 A, 7.309%, 06/01/34[5]		2,985,000		2,168,423
San Jose California Redevelopment Agency Tax Allocation, Series 2006 C, 3.750%, 08/01/28, (BHAC Insured)		280,000		221,721
San Jose California Redevelopment Agency Tax Allocation, Series 2006 C, 3.750%, 08/01/28, (NATL-RE Insured)		765,000		523,069
State of California, 4.500%, 08/01/27, (AMBAC Insured)		950,000		915,211
State of California, 4.500%, 10/01/29		2,655,000		2,457,654

The accompanying notes are an integral part of these financial statements.
10

Managers Bond Fund Schedule of Portfolio Investments (continued)

Security Description	Principal Amount†	Value
Municipal Bonds - 1.5% (continued)
State of California, 4.500%, 08/01/30	$730,000	$667,169
State of California, 4.500%, 08/01/30, (AMBAC Insured)	770,000	703,726
State of California, Variable Purpose Bond, 3.250%, 12/01/27, (NATL-RE Insured)	495,000	395,010
State of California, Variable Purpose Bond, 4.500%, 12/01/33, (AMBAC Insured)	2,330,000	2,089,963
Virginia Tobacco Settlement Financing Corp., 6.706%, 06/01/46[5]	21,620,000	14,441,295
Total Municipal Bonds (cost $39,577,046)		30,966,791
Mortgage-Backed Securities - 1.2%
Bank of America-First Union, Series 2001, 5.464%, 04/11/37	176,149	176,059
Community Program Loan Trust, Series 87-A, Class A5, 4.500%, 04/01/29	3,325,000	3,185,340
Credit Suisse Mortgage Capital, Series 2007-C5, Class A4, 5.695%, 09/15/40[7]	1,704,000	1,806,323
Extended Stay America Trust, Series 2010 ESHA, Class C, 4.860%, 11/05/27 (a)	19,090,000	19,057,585
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LD11, Class A4, 6.005%, 06/15/49[7]	305,000	328,942
Total Mortgage-Backed Securities (cost $23,272,558)		24,554,249
Preferred Stocks - 1.0%	Shares
Consumer Discretionary - 0.5%
Comcast Corp. Series B, 7.000%	207,547	5,271,694
Newell Financial Trust I, 5.250%[9]	90,628	4,259,516
Total Consumer Discretionary		9,531,210
Financials - 0.5%
Bank of America Corp., 6.375%	20,000	456,200
Bank of America Corp., Series L, 7.250%[9]	7,808	7,817,370
SLM Corp., 6.000%	41,250	912,862
Sovereign Capital Trust IV, 4.375%[9]	34,236	1,694,682
Total Financials		10,881,114
Utilities - 0.0%#
Entergy New Orleans, Inc., 4.750%	482	38,455
Entergy New Orleans, Inc., 5.560%	100	9,109
Wisconsin Electric Power Co., 3.600%	3,946	264,382
Total Utilities		311,946
Total Preferred Stocks (cost $18,122,043)		20,724,270
Short-Term Investments - 14.7%[1]
BNY Institutional Cash Reserves Fund, Series B* [3],8	1,652,054	1,320,162
BNY Mellon Overnight Government Fund, 0.08%[3]	56,529,147	56,529,147
Dreyfus Cash Management Fund, Institutional Class Shares, 0.10%	169,600,834	169,600,834
JPMorgan Liquid Assets Money Market Fund, Capital Shares, 0.09%	75,000,000	75,000,000
Total Short-Term Investments (cost $302,782,035)		302,450,143
Total Investments - 101.8% (cost $1,950,162,812)		2,089,000,981
Other Assets, less Liabilities - (1.8)%		(36,885,652)
Net Assets - 100.0%		$2,052,115,329

The accompanying notes are an integral part of these financial statements.
11

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $1,950,904,833 for Federal income tax purposes at June 30, 2011, the aggregate gross unrealized appreciation and depreciation were $156,807,489 and $18,711,341, respectively, resulting in a net unrealized appreciation of investments of $138,096,148.

* Non-income-producing security.

† Principal Amount stated in U.S. dollars unless otherwise noted.

# Rounds to less than 0.1%.

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2011, the value of these securities amounted to $336,347,399, or 16.4% of net assets.
[1]	Yield shown for an investment company represents the June 30, 2011, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of June 30, 2011, amounting to $56,046,697, or 2.7% of net assets.
[3]	Collateral received from brokers for securities lending was invested in these short-term investments.
[4]	Represents yield to maturity at June 30, 2011.
[5]

Security is illiquid: A security not readily convertible into cash such as a stock, bond or commodity that is not actively traded, and would be difficult to sell in a current sale. The Fund may not invest more than 15% of its net assets in illiquid securities. All securities are valued by an independent pricing agent or broker. Illiquid securities at June 30, 2011, amounted to $44,447,136, or 2.2% of net assets.

[6]	Floating Rate Security. The rate listed is as of June 30, 2011. Date in parentheses represents the security’s next coupon rate reset.
[7]	Variable Rate Security. The rate listed is as of June 30, 2011, and is periodically reset subject to terms and conditions set forth in the debenture.
[8]

On September 12, 2008, The Bank of New York Mellon established a separate sleeve of the BNY Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being fair valued daily. (See Note 4 in the Notes to the Financial Statements.)

[9]

Convertible Security. A corporate bond or preferred stock, usually a junior debenture, that can be converted, at the option of the holder, for a specific number of shares of the company’s preferred stock or common stock. Convertible Bonds and Convertible Preferred Stocks at June 30, 2011, amounted to $33,868,062, or 1.7% of net assets, and $13,771,568, or 0.7% of net assets, respectively.

The following table summarizes the inputs used to value the Fund’s net assets by the above fair value hierarchy levels as of June 30, 2011: (See Note 1(a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments	Significant Other Observable Inputs	Significant Unobservable Inputs
	Level 1	Level 2	Level 3	Total
Managers Bond Fund
Investments in Securities
Corporate Bonds†	—	$1,440,416,482	—	$1,440,416,482
Foreign Government Obligations	—	95,017,403	—	95,017,403
Municipal Bonds	—	30,966,791	—	30,966,791
Asset-Backed Securities	—	87,387,506	—	87,387,506
U.S. Government and Agency
Obligations††	—	87,484,137	—	87,484,137
Mortgage-Backed Securities	—	24,554,249	—	24,554,249
Preferred Stocks*	$20,724,270	—	—	20,724,270
Short-Term Investments	301,129,981	1,320,162	—	302,450,143

Total Investments	$321,854,251	$1,767,146,730	—	$2,089,000,981

†	All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of the corporate bonds by major industry classification, please refer to the Schedule of Portfolio Investments.
††	All U.S. Government and Agency Obligations held in the Fund are Level 2 securities. For a detailed break-out of these securities, please refer to the Schedule of Portfolio Investments.
*	All Preferred Stocks held in the Fund are Level 1 securities. For a detailed break-out of these securities, please refer to the Schedule of Portfolio Investments.

As of June 30, 2011, the Fund had no significant transfers between Level 1 and Level 2 from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.
12

Notes to Schedule of Portfolio Investments (continued)

Investments Definitions and Abbreviations:
AGM:	Assured Guaranty Municipal Corp.
AMBAC:	American Municipal Bond Assurance Corp.
BHAC:	Berkshire Hathaway Assurance Corp.
EMTN:	European Medium Term Note
FHLB:	Federal Home Loan Bank
FHLMC:	Federal Home Loan Mortgage Corp.
FNMA:	Federal National Mortgage Association
GDIF:	Global Debt Insurance Facility
GMAC:	General Motors Acceptance Corp.
GMTN:	Global Multi-Currency Notes
MBIA:	MBIA Insurance Corp.
MTN:	Medium Term Note
NATL-RE:	National Public Finance Guarantee
Corporation
USTN:	United States Treasury Notes

Abbreviations have been used throughout the portfolios to indicate amounts shown in currencies other than the U.S. Dollar (USD):

AUD:	Australian Dollar
BRL:	Brazilian Real
CAD:	Canadian Dollar
EUR:	euro
IDR:	Indonesian Rupiah
MXN:	Mexican Peso
NZD:	New Zealand Dollar
SGD:	Singapore Dollar

The accompanying notes are an integral part of these financial statements.
13

Managers Bond Fund Statement of Assets and Liabilities June 30, 2011 (unaudited)

Assets:
Investments at value (including securities on loan valued at $56,046,697)*	$2,089,000,981
Foreign currency**	11,459,059
Receivable for investments sold	2,544,387
Receivable for Fund shares sold	7,418,081
Receivable from affiliate	97,871
Dividends, interest and other receivables	24,185,585
Prepaid expenses	76,382
Total assets	2,134,782,346
Liabilities:
Payable for Fund shares repurchased	7,459,672
Payable upon return of securities loaned	58,181,201
Payable for investments purchased	14,900,000
Accrued expenses:
Investment advisory and management fees	958,522
Administrative fees	422,557
Other	745,065
Total liabilities	82,667,017
Net Assets	$2,052,115,329
Shares outstanding	78,125,227
Net asset value, offering and redemption price per share	$26.27
Net Assets Represent:
Paid-in capital	$1,986,632,212
Undistributed net investment income	69,613
Accumulated net realized loss from investments and foreign currency transactions	(74,284,077)
Net unrealized appreciation of investments and foreign currency translations	139,697,581
Net Assets	$2,052,115,329
* Investments at cost	$1,950,162,812
** Foreign currency at cost	$10,676,632

The accompanying notes are an integral part of these financial statements.
14

Managers Bond Fund Statement of Operations For the six months ended June 30, 2011 (unaudited)

Investment Income:
Interest income	$53,945,732
Dividend income	740,489
Securities lending fees	130,529
Total investment income	54,816,750
Expenses:
Investment management and advisory fees	6,184,105
Administrative fees	2,473,642
Transfer agent	1,174,209
Custodian	152,060
Reports to shareholders	135,073
Professional fees	122,609
Trustees fees and expenses	73,073
Registration fees	61,385
Miscellaneous	40,275
Total expenses before offsets	10,416,431
Expense reimbursements	(619,895)
Fee waivers	(1,973)
Expense reductions	(863)
Net expenses	9,793,700
Net investment income	45,023,050
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	10,886,789
Net realized gain on foreign currency transactions	533,241
Net change in unrealized appreciation of investments	40,052,850
Net change in unrealized appreciation of foreign currency translations	359,417
Net realized and unrealized gain	51,832,297
Net increase in net assets resulting from operations	$96,855,347

The accompanying notes are an integral part of these financial statements.
15

Managers Bond Fund Statement of Changes in Net Assets For the six months ended June 30, 2011 (unaudited) and for the year ended December 31, 2010

	2011	2010
Increase (Decrease) in Net Assets From Operations:
Net investment income	$45,023,050	$99,436,805
Net realized gain (loss) on investments and foreign currency transactions	11,420,030	(10,720,652)
Net change in unrealized appreciation of investments and foreign currency translations	40,412,267	128,628,663
Net increase in net assets resulting from operations	96,855,347	217,344,816
Distributions to Shareholders:
From net investment income	(46,634,094)	(100,016,927)
From Capital Share Transactions:
Proceeds from sale of shares	297,136,356	514,097,164
Reinvestment of dividends and distributions	42,692,688	92,243,870
Cost of shares repurchased	(324,310,792)	(930,994,796)
Net increase (decrease) from capital share transactions	15,518,252	(324,653,762)
Total increase (decrease) in net assets	65,739,505	(207,325,873)
Net Assets:
Beginning of period	1,986,375,824	2,193,701,697
End of period	$2,052,115,329	$1,986,375,824
End of period undistributed net investment income	$69,613	$1,680,657
Share Transactions:
Sale of shares	11,408,828	20,305,382
Reinvested shares	1,640,257	3,644,161
Shares repurchased	(12,498,270)	(36,671,325)
Net increase (decrease) in shares	550,815	(12,721,782)

The accompanying notes are an integral part of these financial statements.
16

Financial Highlights For a share outstanding throughout each period

	For the six months ended June 30, 2011	For the year ended December 31,
Managers Bond Fund	(unaudited)	2010	2009	2008	2007	2006
Net Asset Value, Beginning of Period	$25.61	$24.29	$19.65	$25.34	$24.84	$24.11
Income from Investment Operations:
Net investment income	0.59 [5]	1.16 [5]	1.30 [5]	1.42 [5]	1.22 [5]	1.08
Net realized and unrealized gain (loss) on investments	0.68 [5]	1.34 [5]	4.62 [5]	(5.42)[5]	0.49 [5]	0.75
Total from investment operations	1.27	2.50	5.92	(4.00)	1.71	1.83
Less Distributions to Shareholders from:
Net investment income	(0.61)	(1.18)	(1.28)	(1.41)	(1.21)	(1.10)
Net realized gain on investments	—	—	—	(0.28)	(0.00)[4]	—
Total distributions to shareholders	(0.61)	(1.18)	(1.28)	(1.69)	(1.21)	(1.10)
Net Asset Value, End of Period	$26.27	$25.61	$24.29	$19.65	$25.34	$24.84
Total Return [1]	5.00 [3,6]	10.47%[3]	31.12%[3]	(16.31)%	7.06%	7.79%[3]
Ratio of net expenses to average net assets	0.99%[7]	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income to average net assets [1]	4.55%[7]	4.59%	5.93%	6.10%	4.91%	4.52%
Portfolio turnover	2%[6]	17%	23%	39%	21%	46%
Net assets at end of period (000’s omitted)	$2,052,115	$1,986,376	$2,193,702	$1,888,919	$2,022,891	$906,776

Ratios absent expense offsets:[2]
Ratio of total expenses to average net assets	1.05%[7]	1.06%	1.10%	1.10%	0.99%	1.02%
Ratio of net investment income to average net assets	4.49%[7]	4.52%	5.82%	5.99%	4.91%	4.49%

[1]	Total returns and net investment income would have been lower had certain expenses not been reduced. (See Note 1(c) to the Notes to Financial Statements.)
[2]

Excludes the impact of expense reimbursement and expense offsets such as brokerage credits, but includes non-reimbursable expenses, if any, such as interest and taxes. (See Note 1(c) to the Notes to Financial Statements.)

[3]	The Total Return is based on the Financial Statement Net Asset Values as shown above.
[4]	Rounds to less than $0.01.
[5]	Per share numbers have been calculated using average shares.
[6]	Not annualized
[7]	Annualized

17

Notes to Financial Statements June 30, 2011 (unaudited)

1.	Summary of Significant Accounting Policies

The Managers Funds (the “Trust”) is an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust is comprised of a number of different funds, each having distinct investment management objectives, strategies, risks and policies. Included in this report is the Managers Bond Fund (“the Fund”).

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

a.	Valuation of Investments

Fixed-income securities are valued based on valuations furnished by independent pricing services that utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between securities and yield to maturity in determining value. Securities (including derivatives) for which market quotations are not readily available are valued at fair value, as determined in good faith, and pursuant to procedures adopted by the Board. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

U.S. GAAP define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

b.	Security Transactions

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c.	Investment Income and Expenses

Dividend income is recorded on the ex-dividend date except certain dividends from foreign securities where the ex-dividend date may have passed. These dividends are recorded as soon as the Trust is informed of the ex-dividend date. Dividend income on foreign securities is recorded net of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders.

18

Notes to Financial Statements (continued)

The Fund has a “balance credit” arrangement with The Bank of New York Mellon (“BNYM”), the Fund’s custodian, whereby the Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custody expenses that would otherwise be charged to the Fund. For the six months ended June 30, 2011, the custodian expense was not reduced.

Overdrafts will cause a reduction of any earnings credits, computed at 2% above the effective Federal Funds rate on the day of the overdraft. For the six months ended June 30, 2011, the Fund had no overdraft fees.

The Trust also has a balance credit arrangement with its Transfer Agent, BNY Mellon Investment Servicing (US) Inc., (formerly PNC Global Investment Servicing (U.S.) Inc.), whereby earnings credits are used to offset banking charges and other out-of-pocket expenses. For the six months ended June 30, 2011, the transfer agent expense was reduced by $863.

The Investment Manager has agreed to waive a portion of its management fee in consideration of shareholder servicing fees that it has received from JPMorgan Distribution Services, Inc., with respect to short-term cash investments the Fund has made in JPMorgan Liquid Assets Money Market Fund, Capital Shares. For the six months ended June 30, 2011, the management fee was reduced by $1,973.

Total returns and net investment income for the Fund would have been lower had certain expenses not been offset. Total expenses before offsets exclude the impact of expense reimbursements or fee waivers and expense offsets such as brokerage recapture credits, but include non-reimbursable expenses if any, such as interest and taxes.

d.	Dividends and Distributions

Dividends resulting from net investment income, if any, normally will be declared and paid monthly. Distributions of capital gains, if any, will be made annually in December and when required for Federal excise tax purposes. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for losses deferred due to wash sales, equalization accounting for tax purposes, foreign currency, options, futures and market discount transactions. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital.

e.	Federal Taxes

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for Federal income or excise tax is included in the accompanying financial statements.

Additionally, based on the Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (tax years ended December 31, 2007-2010), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f.	Capital Loss Carryovers

As of June 30, 2011, the Fund had accumulated net realized capital loss carryover from securities transactions for Federal income tax purposes as shown in the following chart. These amounts may be used to offset realized capital gains, if any, through the expiration dates listed.

Fund	Capital Loss Carryover Amount	Expires December 31,
Bond Fund	$69,964,824	2017
	15,307,296	2018

Total	$85,272,120

g.	Capital Stock

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. The Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Fund in connection with the issuance of shares is based on the valuation of those securities in accordance with the Fund’s policy on investment valuation. Dividends and distributions to shareholders are recorded on the ex-dividend date.

At June 30, 2011, certain unaffiliated shareholders of record, specifically omnibus accounts, individually held greater than 10% of the outstanding shares of the Fund as follows: three collectively own 64%. Transactions by these shareholders may have a material impact on the Fund.

h.	Foreign Currency Translation

The books and records of the Fund are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

19

Notes to Financial Statements (continued)

The Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2.	Agreements and Transactions with Affiliates

The Trust has entered into an Investment Management Agreement under which the Investment Manager, an independently managed subsidiary of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Fund and is responsible for the Fund’s overall administration. The Investment Manager selects subadvisors for the Fund (subject to Trustee approval) and monitors each subadvisor’s investment programs and results. The Fund’s investment portfolio is managed by a portfolio manager who serves pursuant to a Subadvisory Agreement with the Investment Manager.

Investment management fees are paid directly by the Fund to the Investment Manager based on average daily net assets. For the six months ended June 30, 2011, the annual investment management fee rate, as a percentage of average daily net assets, was 0.625%.

The Trust has entered into an Administration and Shareholder Servicing Agreement under which the Investment Manager serves as the Fund’s administrator (the “Administrator”) and is responsible for all aspects of managing the Fund’s operations, including administration and shareholder services to the Fund, its shareholders, and certain institutions, such as bank trust departments, broker-dealers and registered investment advisers, that advise or act as an intermediary with the Fund’s shareholders. The Fund pays a fee to the Administrator at the rate of 0.25% per annum of the Fund’s average daily net assets for this service.

The Investment Manager has contractually agreed, through at least May 1, 2012, to waive fees and pay or reimburse expenses to the extent that the total annual operating expenses (exclusive of taxes, interest, brokerage costs, acquired fund expenses, and extraordinary expenses) of the Fund exceed 0.99% of the Fund’s average daily net assets.

The Fund is obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total operating expenses in any such future year to exceed that Fund’s respective expense cap. For the six months ended June 30, 2011, the Fund made no such repayments to the Investment Manager. For the six months ended June 30, 2011, the Fund’s components of reimbursement are detailed in the following chart:

Reimbursement Available - 12/31/10	$6,378,875
Additional Reimbursements	619,895
Repayments	—
Expired Reimbursements	(986,076)

Reimbursement Available - 06/30/11	$6,012,694

Effective January 1, 2011, the aggregate annual retainer paid to each Independent Trustee of the Board is $80,000, plus $5,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $20,000 per year. The Chairman of the Audit Committee receives an additional payment of $8,000 per year. (Prior to January 1, 2011, the aggregate annual retainer paid to each Independent Trustee of the Board was $65,000, plus $4,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts received an additional payment of $15,000 per year. The Chairman of the Audit Committee received an additional payment of $5,000 per year.) The Trustees’ fees and expenses are allocated among all of the funds for which the Investment Manager serves as the advisor (the “Managers Funds”) based on the relative net assets of such funds. The “Trustees fees and expenses” shown in the financial statements represents the Funds’ allocated portion of the total fees and expenses paid by the Managers Funds.

The Fund is distributed by Managers Distributors, Inc. (the “Distributor” or “MDI”), a wholly-owned subsidiary of the Investment Manager. MDI serves as the principal underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund will be continuously offered and will be sold by brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. MDI bears all the expenses of providing services pursuant to the Underwriting Agreement, including the payment of the expenses relating to the distribution of Prospectuses for sales purposes and any advertising or sales literature. Certain Trustees and Officers of the Fund are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission granted an exemptive order that permits the Fund to lend and borrow money for certain temporary purposes directly to and from other eligible Managers Funds. Participation in this interfund lending program is voluntary for both borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended June 30, 2011, the Fund lent to other Managers Funds varying amounts up to $2,921,344 for 1 day earning interest of $183. The interest amounts are included in the Statement of Operations in interest income. For the same period, the Fund did not borrow from any of the Managers Funds.

3.	Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term securities and U.S. government obligations) for the six months ended June 30, 2011, were $62,046,312 and $155,524,625, respectively. Purchases and sales of U.S. government obligations for the six months ended June 30, 2011, were $0 and $73,551,998, respectively.

20

Notes to Financial Statements (continued)

4.	Portfolio Securities Loaned

For the six months ended June 30, 2011, the Fund participated in a securities lending program offered by BNYM, providing for the lending of securities to qualified brokers. Securities lending fees include earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the program, and the Fund, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and/or government securities and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Collateral received in the form of cash is invested temporarily in the BNY Mellon Overnight Government Fund, formerly the BNY Institutional Cash Reserves Fund (the “ICRF”), or other short-term investments as defined in the Securities Lending Agreement with BNYM.

Effective August 2, 2010, the Trust, on behalf of the Fund, entered into an agreement with The Bank of New York Mellon and the Bank of New York Mellon Corporation (“BNYMC”) with respect to the Fund’s position in the ICRF, pursuant to which (i) BNYMC will support the value of certain defaulted securities issued by Lehman Brothers Holdings, Inc. and held by ICRF, and (ii) if certain conditions are met, BNYMC will purchase the defaulted securities from the Fund in September 2011. The Fund is fair valuing its position in the ICRF daily based on the agreement. The Fund’s position in the separate sleeve of the ICRF is included in the Schedule of Portfolio Investments and the unrealized loss on such investment is included in Net Unrealized Appreciation on the Statement of Assets and Liabilities and the Statement of Operations.

5.	Commitments and Contingencies

In the normal course of business, the Fund enters into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6.	Risks Associated with High Yield Securities

Investing in high yield securities involves greater risks and considerations not typically associated with U.S. Government and other high quality/investment grade securities. High Yield securities are generally below investment grade securities and do not have an established retail secondary market. Economic downturns may disrupt the high yield market and impair the issuer’s ability to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations and could cause the securities to become less liquid.

7.	Forward Commitments

Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s net asset value as if the Fund had created a degree of leverage in its portfolio. For the six months ended June 30, 2011, the Fund did not enter any Forward Commitments. However, if the Fund enters into such a transaction, the Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

8.	New Accounting Standards

In April 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements.” ASU 2011-03 changes the assessment of effective control for repurchase agreements including dollar roll transactions. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-03 and its impact on the financial statements.

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.” ASU 2011-04 requires common fair value measurement and disclosure requirements between U.S. GAAP and International Financial Reporting Standards. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements.

9.	Subsequent Events

The Fund has determined that no material events or transactions occurred through the issuance date of the Fund’s financial statements which require additional disclosure in or adjustment of the Fund’s financial statements.

21

Annual Renewal of Investment Advisory Agreement (unaudited)

On June 9-10, 2011, the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved the Investment Management Agreement with the Investment Manager for the Managers Bond Fund (the “Fund”) and the Subadvisory Agreement for the Subadvisor of the Fund. The Independent Trustees were separately represented by independent counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management and Subadvisory Agreements, the Trustees reviewed a variety of materials relating to the Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (the “Peer Group”), performance information for the relevant benchmark index (the “Fund Benchmark”) and, with respect to the Subadvisor, comparative performance information for an appropriate peer group of managed accounts, and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 9-10, 2011, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreement; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

Nature, extent and quality of services.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager relating to the performance of its duties with respect to the Fund and the Trustees’ familiarity with the Investment Manager’s management through Board meetings, discussions and reports. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Fund; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisor; (c) the Investment Manager’s ability to supervise the Fund’s other service providers; and (d) the Investment Manager’s compliance programs. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the

Investment Management Agreement and to maintain a contractual expense limitation for the Fund. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to the Subadvisor’s operations and personnel and the investment philosophy, strategies and techniques (the “Investment Strategy”) used in managing the Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individual or individuals at the Subadvisor with portfolio management responsibility for the Fund, including the information set forth in the Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance programs. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under the Subadvisory Agreement. The Trustees also considered the Subadvisor’s risk management processes.

Performance.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2011 was above the median performance of the Peer Group and above the performance of the Fund Benchmark, the Barclays Capital U.S. Government/Credit Bond Index. The Board took into account management’s discussion of the Fund’s performance, including the fact that the Fund has been in the top quartile relative to the Peer Group over all relevant time periods. The Trustees concluded that the Fund’s performance has been satisfactory.

As noted above, the Board considered the Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the Subadvisor’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and Investment Strategies. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Fund and its discussions with management regarding the factors that contributed to the performance of the Fund.

22

Annual Renewal of Investment Advisory Agreement (continued)

Advisory and Subadvisory Fees and Profitability.

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing the Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadvisor and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by the Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain an expense limitation for the Fund.

In considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to the Fund), received by the Investment Manager and its affiliates attributable to managing the Fund and all the mutual funds in the Managers Family of Funds, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted the current and potential asset levels of the Fund and the willingness of the Investment Manager to waive fees and pay expenses for the Fund from time to time as a means of limiting the total expenses of the Fund. The Trustees also considered management’s discussion of the current asset level of the Fund, including the effect on assets attributable to the economic and market conditions since 2008, and considered the impact on profitability of the current asset level and any future growth of assets of the Fund. The Board took into account management’s discussion of the current advisory fee structure. The Trustees also noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fees for the Fund at this time. With respect to economies of scale, the Trustees also noted that as the Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the fee payable by the Investment Manager to the Subadvisor, the Trustees relied on the ability of the Investment Manager to negotiate the terms of the Subadvisory Agreement at arm’s length as part of the manager-

of-managers structure, noting that the Subadvisor is not affiliated with the Investment Manager. In addition, the Trustees considered other potential benefits of the subadvisory relationship to the Subadvisor, including, among others, the indirect benefits that the Subadvisor may receive from the Subadvisor’s relationship with the Fund, including any so-called “fallout benefits” to the Subadvisor, such as reputational value derived from the Subadvisor serving as Subadvisor to the Fund. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. Accordingly, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the Fund were not material factors in the Trustees’ deliberations. For similar reasons, and based on the current size of the portion of the Fund managed by the Subadvisor, the Trustees concluded that any economies of scale being realized by the Subadvisor was not a material factor in the Trustees’ deliberations at this time.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2011 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2012, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.99%. The Trustees took into account management’s discussion of the Fund’s expenses. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the Fund’s performance, the foregoing expense limitation and the considerations noted above with respect to the Subadvisor and the Investment Manager, the Fund’s advisory fees, including subadvisory fees, are reasonable.

*    *    *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and the Subadvisory Agreement: (a) the Investment Manager and the Subadvisor have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the Subadvisory Agreement; (b) the Subadvisor’s Investment Strategy is appropriate for pursuing the Fund’s investment objectives; and (c) the Investment Manager and the Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and the Subadvisory Agreement would be in the best interests of the Fund and its shareholders. Accordingly, on June 9-10, 2011, the Trustees, including a majority of the Independent Trustees, voted to approve the Investment Management Agreement and the Subadvisory Agreement for the Fund.

23

Investment Manager and Administrator

Managers Investment Group LLC

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Distributor

Managers Distributors, Inc.

333 W. Wacker Drive

Suite 1200

Chicago, IL 60606

(800) 835-3879

Custodian

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

Legal Counsel

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.*

Attn: Managers

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

Trustees

Jack W. Aber

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Steven J. Paggioli

Eric Rakowski

Thomas R. Schneeweis

John H. Streur

For Managers Choice Only

Managers

c/o BNY Mellon Investment Servicing (US) Inc.*

P.O. Box 9847

Providence, RI 02940-8047

(800) 358-7668

*	Formerly PNC Global Investment Servicing (U.S.) Inc.

MANAGERS AND MANAGERS AMG FUNDS

EQUITY FUNDS		BALANCED FUNDS
CADENCE CAPITAL APPRECIATION	INTERNATIONAL EQUITY	CHICAGO EQUITY PARTNERS BALANCED

CADENCE FOCUSED GROWTH

CADENCE MID-CAP

CADENCE EMERGING COMPANIES

Cadence Capital Management, LLC

CHICAGO EQUITY PARTNERS MID-CAP

Chicago Equity Partners, LLC

EMERGING MARKETS EQUITY

Rexiter Capital Management Limited

Schroder Investment Management North America Inc.

ESSEX SMALL/MICRO CAP GROWTH

Essex Investment Management Co., LLC

FQ TAX-MANAGED U.S. EQUITY

FQ U.S. EQUITY

First Quadrant, L.P.

FRONTIER SMALL CAP GROWTH

Frontier Capital Management Company, LLC

GW&K SMALL CAP EQUITY

Gannett Welsh & Kotler, LLC

INSTITUTIONAL MICRO-CAP

MICRO-CAP

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AllianceBernstein L.P.

Lazard Asset Management, LLC

Martin Currie Inc.

REAL ESTATE SECURITIES

Urdang Securities Management, Inc.

RENAISSANCE LARGE CAP GROWTH

Renaissance Group LLC

SKYLINE SPECIAL EQUITIES

PORTFOLIO

Skyline Asset Management, L.P.

SPECIAL EQUITY

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

SYSTEMATIC VALUE

SYSTEMATIC MID CAP VALUE

Systematic Financial Management, L.P.

TIMESSQUARE MID CAP GROWTH

TIMESSQUARE SMALL CAP GROWTH

TSCM GROWTH EQUITY

TimesSquare Capital Management, LLC

TRILOGY GLOBAL EQUITY

TRILOGY EMERGING MARKETS EQUITY

TRILOGY INTERNATIONAL SMALL CAP

Trilogy Global Advisors, L.P.

Chicago Equity Partners, LLC

ALTERNATIVE FUNDS

FQ GLOBAL ALTERNATIVES

FQ GLOBAL ESSENTIALS

First Quadrant, L.P.

INCOME FUNDS

BOND (MANAGERS)

FIXED INCOME

GLOBAL BOND

Loomis, Sayles & Co., L.P.

BOND (MANAGERS PIMCO)

Pacific Investment Management Co. LLC

CALIFORNIA INTERMEDIATE TAX-FREE

Miller Tabak Asset Management LLC

GW&K MUNICIPAL BOND

GW&K MUNICIPAL ENHANCED YIELD

Gannett Welsh & Kotler, LLC

HIGH YIELD

J.P. Morgan Investment Management LLC

INTERMEDIATE DURATION GOVERNMENT

SHORT DURATION GOVERNMENT

Smith Breeden Associates, Inc.

This report is prepared for the Fund’s shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by Managers Distributors, Inc., member FINRA.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.managersinvest.com

. www.managersinvest.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 – Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MANAGERS FUNDS

By:	/s/ John H. Streur
John H. Streur, President
Date:	September 2, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur, President
Date:	September 2, 2011

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer
Date:	September 2, 2011